UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Balanced Fund

Class A: ABFAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$101,292,905
# of Portfolio Holdings	386
Portfolio Turnover Rate	14%
Total Management Fees Paid	$276,957

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 0.250%, Due 5/31/2025	2.1
F5, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
Bank of America Corp.	1.3
American International Group, Inc.	1.3
Elevance Health, Inc.	1.3
Workday, Inc., Class A	1.3
Wells Fargo & Co.	1.2
Entergy Corp.	1.2
Medtronic PLC	1.2

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	53.6
Corporate Obligations	13.3
U.S. Agency Mortgage-Backed Obligations	10.6
U.S. Treasury Obligations	9.0
Foreign Common Stocks	4.2
Foreign Corporate Obligations	3.4
Investment Companies	2.6
Asset-Backed Obligations	1.3
U.S. Government Agency Obligations	0.9
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Financials
Health Care
Information Technology
Energy
Industrials
Consumer Discretionary
Utilities
Consumer Staples
Communication Services
Materials
Real Estate
19.9
14.2
11.8
9.9
9.6
8.3
6.8
6.0
5.9
4.9
2.7
0%
5%
10%
15%
20%

Value	Value
Real Estate	2.7
Materials	4.9
Communication Services	5.9
Consumer Staples	6.0
Utilities	6.8
Consumer Discretionary	8.3
Industrials	9.6
Energy	9.9
Information Technology	11.8
Health Care	14.2
Financials	19.9

Top Ten Industry Allocations - % Fixed Income

U.S. Agency Mortgage-Backed Obligations
26.9
U.S. Treasury Obligations
23.0
Electric
6.3
Banks
6.2
Computers
3.4
Insurance
3.4
Asset-Backed Obligations
3.2
Pharmaceuticals
2.8
U.S. Government Agency Obligations
2.3
Media
2.1
0%
5%
10%
15%
20%
25%
30%

Value	Value
Media	2.1
U.S. Government Agency Obligations	2.3
Pharmaceuticals	2.8
Asset-Backed Obligations	3.2
Insurance	3.4
Computers	3.4
Banks	6.2
Electric	6.3
U.S. Treasury Obligations	23.0
U.S. Agency Mortgage-Backed Obligations	26.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2025

Bal_A 0425

Class A: ABFAX

American Beacon

Balanced Fund

Class Advisor: ABLSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$65	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$101,292,905
# of Portfolio Holdings	386
Portfolio Turnover Rate	14%
Total Management Fees Paid	$276,957

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 0.250%, Due 5/31/2025	2.1
F5, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
Bank of America Corp.	1.3
American International Group, Inc.	1.3
Elevance Health, Inc.	1.3
Workday, Inc., Class A	1.3
Wells Fargo & Co.	1.2
Entergy Corp.	1.2
Medtronic PLC	1.2

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	53.6
Corporate Obligations	13.3
U.S. Agency Mortgage-Backed Obligations	10.6
U.S. Treasury Obligations	9.0
Foreign Common Stocks	4.2
Foreign Corporate Obligations	3.4
Investment Companies	2.6
Asset-Backed Obligations	1.3
U.S. Government Agency Obligations	0.9
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.7
Materials	4.9
Communication Services	5.9
Consumer Staples	6.0
Utilities	6.8
Consumer Discretionary	8.3
Industrials	9.6
Energy	9.9
Information Technology	11.8
Health Care	14.2
Financials	19.9

Top Ten Industry Allocations - % Fixed Income

Value	Value
Media	2.1
U.S. Government Agency Obligations	2.3
Pharmaceuticals	2.8
Asset-Backed Obligations	3.2
Insurance	3.4
Computers	3.4
Banks	6.2
Electric	6.3
U.S. Treasury Obligations	23.0
U.S. Agency Mortgage-Backed Obligations	26.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2025

Bal_Advisor 0425

Class Advisor: ABLSX

American Beacon

Balanced Fund

Class C: ABCCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$101,292,905
# of Portfolio Holdings	386
Portfolio Turnover Rate	14%
Total Management Fees Paid	$276,957

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 0.250%, Due 5/31/2025	2.1
F5, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
Bank of America Corp.	1.3
American International Group, Inc.	1.3
Elevance Health, Inc.	1.3
Workday, Inc., Class A	1.3
Wells Fargo & Co.	1.2
Entergy Corp.	1.2
Medtronic PLC	1.2

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	53.6
Corporate Obligations	13.3
U.S. Agency Mortgage-Backed Obligations	10.6
U.S. Treasury Obligations	9.0
Foreign Common Stocks	4.2
Foreign Corporate Obligations	3.4
Investment Companies	2.6
Asset-Backed Obligations	1.3
U.S. Government Agency Obligations	0.9
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.7
Materials	4.9
Communication Services	5.9
Consumer Staples	6.0
Utilities	6.8
Consumer Discretionary	8.3
Industrials	9.6
Energy	9.9
Information Technology	11.8
Health Care	14.2
Financials	19.9

Top Ten Industry Allocations - % Fixed Income

Value	Value
Media	2.1
U.S. Government Agency Obligations	2.3
Pharmaceuticals	2.8
Asset-Backed Obligations	3.2
Insurance	3.4
Computers	3.4
Banks	6.2
Electric	6.3
U.S. Treasury Obligations	23.0
U.S. Agency Mortgage-Backed Obligations	26.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2025

Bal_C 0425

Class C: ABCCX

American Beacon

Balanced Fund

Investor Class: AABPX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$101,292,905
# of Portfolio Holdings	386
Portfolio Turnover Rate	14%
Total Management Fees Paid	$276,957

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 0.250%, Due 5/31/2025	2.1
F5, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
Bank of America Corp.	1.3
American International Group, Inc.	1.3
Elevance Health, Inc.	1.3
Workday, Inc., Class A	1.3
Wells Fargo & Co.	1.2
Entergy Corp.	1.2
Medtronic PLC	1.2

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	53.6
Corporate Obligations	13.3
U.S. Agency Mortgage-Backed Obligations	10.6
U.S. Treasury Obligations	9.0
Foreign Common Stocks	4.2
Foreign Corporate Obligations	3.4
Investment Companies	2.6
Asset-Backed Obligations	1.3
U.S. Government Agency Obligations	0.9
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.7
Materials	4.9
Communication Services	5.9
Consumer Staples	6.0
Utilities	6.8
Consumer Discretionary	8.3
Industrials	9.6
Energy	9.9
Information Technology	11.8
Health Care	14.2
Financials	19.9

Top Ten Industry Allocations - % Fixed Income

Value	Value
Media	2.1
U.S. Government Agency Obligations	2.3
Pharmaceuticals	2.8
Asset-Backed Obligations	3.2
Insurance	3.4
Computers	3.4
Banks	6.2
Electric	6.3
U.S. Treasury Obligations	23.0
U.S. Agency Mortgage-Backed Obligations	26.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2025

Bal_Investor 0425

Investor Class: AABPX

American Beacon

Balanced Fund

Class R5: AADBX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$42	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$101,292,905
# of Portfolio Holdings	386
Portfolio Turnover Rate	14%
Total Management Fees Paid	$276,957

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 0.250%, Due 5/31/2025	2.1
F5, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
Bank of America Corp.	1.3
American International Group, Inc.	1.3
Elevance Health, Inc.	1.3
Workday, Inc., Class A	1.3
Wells Fargo & Co.	1.2
Entergy Corp.	1.2
Medtronic PLC	1.2

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	53.6
Corporate Obligations	13.3
U.S. Agency Mortgage-Backed Obligations	10.6
U.S. Treasury Obligations	9.0
Foreign Common Stocks	4.2
Foreign Corporate Obligations	3.4
Investment Companies	2.6
Asset-Backed Obligations	1.3
U.S. Government Agency Obligations	0.9
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.7
Materials	4.9
Communication Services	5.9
Consumer Staples	6.0
Utilities	6.8
Consumer Discretionary	8.3
Industrials	9.6
Energy	9.9
Information Technology	11.8
Health Care	14.2
Financials	19.9

Top Ten Industry Allocations - % Fixed Income

Value	Value
Media	2.1
U.S. Government Agency Obligations	2.3
Pharmaceuticals	2.8
Asset-Backed Obligations	3.2
Insurance	3.4
Computers	3.4
Banks	6.2
Electric	6.3
U.S. Treasury Obligations	23.0
U.S. Agency Mortgage-Backed Obligations	26.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2025

Bal_R5 0425

Class R5: AADBX

American Beacon

Balanced Fund

Class Y: ACBYX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$46	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$101,292,905
# of Portfolio Holdings	386
Portfolio Turnover Rate	14%
Total Management Fees Paid	$276,957

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 0.250%, Due 5/31/2025	2.1
F5, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
Bank of America Corp.	1.3
American International Group, Inc.	1.3
Elevance Health, Inc.	1.3
Workday, Inc., Class A	1.3
Wells Fargo & Co.	1.2
Entergy Corp.	1.2
Medtronic PLC	1.2

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	53.6
Corporate Obligations	13.3
U.S. Agency Mortgage-Backed Obligations	10.6
U.S. Treasury Obligations	9.0
Foreign Common Stocks	4.2
Foreign Corporate Obligations	3.4
Investment Companies	2.6
Asset-Backed Obligations	1.3
U.S. Government Agency Obligations	0.9
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.7
Materials	4.9
Communication Services	5.9
Consumer Staples	6.0
Utilities	6.8
Consumer Discretionary	8.3
Industrials	9.6
Energy	9.9
Information Technology	11.8
Health Care	14.2
Financials	19.9

Top Ten Industry Allocations - % Fixed Income

Value	Value
Media	2.1
U.S. Government Agency Obligations	2.3
Pharmaceuticals	2.8
Asset-Backed Obligations	3.2
Insurance	3.4
Computers	3.4
Banks	6.2
Electric	6.3
U.S. Treasury Obligations	23.0
U.S. Agency Mortgage-Backed Obligations	26.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2025

Bal_Y 0425

Class Y: ACBYX

American Beacon

International Equity Fund

Class A: AIEAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Industrials
20.5
Financials
18.2
Consumer Discretionary
13.9
Information Technology
11.4
Health Care
10.6
Consumer Staples
8.8
Materials
7.5
Communication Services
3.5
Energy
3.0
Utilities
2.0
Real Estate
0.6
0%
5%
10%
15%
20%
25%

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

United Kingdom
19.1
France
15.6
Japan
11.9
Germany
9.9
United States
9.7
Netherlands
6.5
Republic Of Korea
4.6
China
3.1
Canada
2.6
Switzerland
2.4
0%
5%
10%
15%
20%

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

IE_A 0425

Class A: AIEAX

American Beacon

International Equity Fund

Class Advisor: AAISX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$67	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

IE_Advisor 0425

Class Advisor: AAISX

American Beacon

International Equity Fund

Class C: AILCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

IE_C 0425

Class C: AILCX

American Beacon

International Equity Fund

Investor Class: AAIPX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

IE_Investor 0425

Investor Class: AAIPX

American Beacon

International Equity Fund

Class R5: AAIEX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

IE_R5 0425

Class R5: AAIEX

American Beacon

International Equity Fund

Class R6: AAERX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

IE_R6 0425

Class R6: AAERX

American Beacon

International Equity Fund

Class Y: ABEYX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

IE_Y 0425

Class Y: ABEYX

American Beacon

Garcia Hamilton Quality Bond Fund

Investor Class: GHQPX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$257,903,100
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Management Fees Paid	$387,889

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	13.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.4
U.S. Treasury Notes, 1.875%, Due 2/15/2032	7.6
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.5
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	4.0
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.8
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	49.5
U.S. Treasury Obligations	43.4
Corporate Obligations	7.1

Industry Allocation - % Investments

Value	Value
Media	2.1
Electric	2.4
Banks	2.6
U.S. Treasury Obligations	43.4
U.S. Agency Mortgage-Backed Obligations	49.5

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

Garcia_Investor 0425

Investor Class: GHQPX

American Beacon

Garcia Hamilton Quality Bond Fund

Class R5: GHQIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$257,903,100
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Management Fees Paid	$387,889

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	13.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.4
U.S. Treasury Notes, 1.875%, Due 2/15/2032	7.6
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.5
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	4.0
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.8
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	49.5
U.S. Treasury Obligations	43.4
Corporate Obligations	7.1

Industry Allocation - % Investments

Value	Value
Media	2.1
Electric	2.4
Banks	2.6
U.S. Treasury Obligations	43.4
U.S. Agency Mortgage-Backed Obligations	49.5

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

Garcia_R5 0425

Class R5: GHQIX

American Beacon

Garcia Hamilton Quality Bond Fund

Class R6: GHQRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$257,903,100
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Management Fees Paid	$387,889

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	13.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.4
U.S. Treasury Notes, 1.875%, Due 2/15/2032	7.6
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.5
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	4.0
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.8
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	49.5
U.S. Treasury Obligations	43.4
Corporate Obligations	7.1

Industry Allocation - % Investments

Value	Value
Media	2.1
Electric	2.4
Banks	2.6
U.S. Treasury Obligations	43.4
U.S. Agency Mortgage-Backed Obligations	49.5

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

Garcia_R6 0425

Class R6: GHQRX

American Beacon

Garcia Hamilton Quality Bond Fund

Class Y: GHQYX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$257,903,100
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Management Fees Paid	$387,889

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	13.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.4
U.S. Treasury Notes, 1.875%, Due 2/15/2032	7.6
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.5
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	4.0
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.8
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	49.5
U.S. Treasury Obligations	43.4
Corporate Obligations	7.1

Industry Allocation - % Investments

Value	Value
Media	2.1
Electric	2.4
Banks	2.6
U.S. Treasury Obligations	43.4
U.S. Agency Mortgage-Backed Obligations	49.5

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

Garcia_Y 0425

Class Y: GHQYX

American Beacon

IMC International Small Cap Fund

Investor Class: TIVFX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$65	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$89,694,909
# of Portfolio Holdings	129
Portfolio Turnover Rate	117%
Total Management Fees Paid	$350,086

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

PharmaResearch Co. Ltd.	1.4
Hyundai Rotem Co. Ltd.	1.1
Next Vision Stabilized Systems Ltd.	1.1
Pop Mart International Group Ltd.	1.1
Van Lanschot Kempen NV	1.0
Scout24 SE	1.0
BPER Banca SpA	1.0
Sanki Engineering Co. Ltd.	1.0
Clas Ohlson AB, Class B	1.0
PAL GROUP Holdings Co. Ltd.	1.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	96.0
Securities Lending Collateral	2.1
Investment Companies	1.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Industrials
27.2
Financials
20.4
Consumer Discretionary
13.9
Materials
11.3
Information Technology
9.0
Health Care
7.6
Communication Services
6.0
Consumer Staples
3.7
Energy
0.9
0%
5%
10%
15%
20%
25%
30%

Value	Value
Energy	0.9
Consumer Staples	3.7
Communication Services	6.0
Health Care	7.6
Information Technology	9.0
Materials	11.3
Consumer Discretionary	13.9
Financials	20.4
Industrials	27.2

Top Ten Country Exposure - % Equities

Japan
China
Australia
Republic Of Korea
Canada
Sweden
United Kingdom
Italy
Taiwan
India
13.3
11.5
9.9
8.0
5.7
5.0
4.9
4.8
4.4
4.2
0%
2%
4%
6%
8%
10%
12%
14%

Value	Value
India	4.2
Taiwan	4.4
Italy	4.8
United Kingdom	4.9
Sweden	5.0
Canada	5.7
Republic Of Korea	8.0
Australia	9.9
China	11.5
Japan	13.3

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees of the American Beacon Funds, at the recommendation of American Beacon Advisors, Inc., has approved a change in the name of the American Beacon EAM International Small Cap Fund (the “Fund”) to the American Beacon IMC International Small Cap Fund to reflect a change in the name of the Fund’s sub-advisor from EAM Global Investors LLC to Global IMC LLC, and a change in the name of the sub-advisor’s direct majority owner from EAM Investors, LLC to The Informed Momentum Company LLC, effective February 24, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

IMC International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2025

EAM_Investor 0425

Investor Class: TIVFX

American Beacon

IMC International Small Cap Fund

Class R5: TOVIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$45	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$89,694,909
# of Portfolio Holdings	129
Portfolio Turnover Rate	117%
Total Management Fees Paid	$350,086

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

PharmaResearch Co. Ltd.	1.4
Hyundai Rotem Co. Ltd.	1.1
Next Vision Stabilized Systems Ltd.	1.1
Pop Mart International Group Ltd.	1.1
Van Lanschot Kempen NV	1.0
Scout24 SE	1.0
BPER Banca SpA	1.0
Sanki Engineering Co. Ltd.	1.0
Clas Ohlson AB, Class B	1.0
PAL GROUP Holdings Co. Ltd.	1.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	96.0
Securities Lending Collateral	2.1
Investment Companies	1.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Energy	0.9
Consumer Staples	3.7
Communication Services	6.0
Health Care	7.6
Information Technology	9.0
Materials	11.3
Consumer Discretionary	13.9
Financials	20.4
Industrials	27.2

Top Ten Country Exposure - % Equities

Value	Value
India	4.2
Taiwan	4.4
Italy	4.8
United Kingdom	4.9
Sweden	5.0
Canada	5.7
Republic Of Korea	8.0
Australia	9.9
China	11.5
Japan	13.3

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees of the American Beacon Funds, at the recommendation of American Beacon Advisors, Inc., has approved a change in the name of the American Beacon EAM International Small Cap Fund (the “Fund”) to the American Beacon IMC International Small Cap Fund to reflect a change in the name of the Fund’s sub-advisor from EAM Global Investors LLC to Global IMC LLC, and a change in the name of the sub-advisor’s direct majority owner from EAM Investors, LLC to The Informed Momentum Company LLC, effective February 24, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

IMC International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2025

EAM_R5 0425

Class R5: TOVIX

American Beacon

IMC International Small Cap Fund

Class Y: TOVYX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$55	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$89,694,909
# of Portfolio Holdings	129
Portfolio Turnover Rate	117%
Total Management Fees Paid	$350,086

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

PharmaResearch Co. Ltd.	1.4
Hyundai Rotem Co. Ltd.	1.1
Next Vision Stabilized Systems Ltd.	1.1
Pop Mart International Group Ltd.	1.1
Van Lanschot Kempen NV	1.0
Scout24 SE	1.0
BPER Banca SpA	1.0
Sanki Engineering Co. Ltd.	1.0
Clas Ohlson AB, Class B	1.0
PAL GROUP Holdings Co. Ltd.	1.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	96.0
Securities Lending Collateral	2.1
Investment Companies	1.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Energy	0.9
Consumer Staples	3.7
Communication Services	6.0
Health Care	7.6
Information Technology	9.0
Materials	11.3
Consumer Discretionary	13.9
Financials	20.4
Industrials	27.2

Top Ten Country Exposure - % Equities

Value	Value
India	4.2
Taiwan	4.4
Italy	4.8
United Kingdom	4.9
Sweden	5.0
Canada	5.7
Republic Of Korea	8.0
Australia	9.9
China	11.5
Japan	13.3

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees of the American Beacon Funds, at the recommendation of American Beacon Advisors, Inc., has approved a change in the name of the American Beacon EAM International Small Cap Fund (the “Fund”) to the American Beacon IMC International Small Cap Fund to reflect a change in the name of the Fund’s sub-advisor from EAM Global Investors LLC to Global IMC LLC, and a change in the name of the sub-advisor’s direct majority owner from EAM Investors, LLC to The Informed Momentum Company LLC, effective February 24, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

IMC International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2025

EAM_Y 0425

Class Y: TOVYX

American Beacon

Large Cap Value Fund

Class A: ALVAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

LCV_A 0425

Class A: ALVAX

American Beacon

Large Cap Value Fund

Class Advisor: AVASX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

LCV_Advisor 0425

Class Advisor: AVASX

American Beacon

Large Cap Value Fund

Class C: ALVCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

LCV_C 0425

Class C: ALVCX

American Beacon

Large Cap Value Fund

Investor Class: AAGPX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

LCV_Investor 0425

Investor Class: AAGPX

American Beacon

Large Cap Value Fund

Class R5: AADEX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$31	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

LCV_R5 0425

Class R5: AADEX

American Beacon

Large Cap Value Fund

Class R6: AALRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

LCV_R6 0425

Class R6: AALRX

American Beacon

Large Cap Value Fund

Class Y: ABLYX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$35	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

LCV_Y 0425

Class Y: ABLYX

American Beacon

Small Cap Value Fund

Class A: ABSAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

SCV_A 0425

Class A: ABSAX

American Beacon

Small Cap Value Fund

Class Advisor: AASSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$59	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

SCV_Advisor 0425

Class Advisor: AASSX

American Beacon

Small Cap Value Fund

Class C: ASVCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

SCV_C 0425

Class C: ASVCX

American Beacon

Small Cap Value Fund

Investor Class: AVPAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$52	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

SCV_Investor 0425

Investor Class: AVPAX

American Beacon

Small Cap Value Fund

Class R5: AVFIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$36	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

SCV_R5 0425

Class R5: AVFIX

American Beacon

Small Cap Value Fund

Class R6: AASRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

SCV_R6 0425

Class R6: AASRX

American Beacon

Small Cap Value Fund

Class Y: ABSYX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$40	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - April 30, 2025

SCV_Y 0425

Class Y: ABSYX

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon®
FUNDS

2025

SEMI-ANNUAL FINANCIAL STATEMENTS

April 30, 2025

BALANCED FUND

Bal 0425

American Beacon Funds

Additional Fund Information	Back Cover

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds

April 30, 2025

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 53.43%

Communication Services - 3.03%

Entertainment - 0.58%
Electronic Arts, Inc.	2,766	$401,319
Warner Bros Discovery, Inc.A	21,599	187,263

		588,582

Interactive Media & Services - 0.92%
Alphabet, Inc., Class A	5,851	929,139

Media - 1.53%
Comcast Corp., Class A	33,849	1,157,636
Omnicom Group, Inc.	2,986	227,413
Paramount Global, Class B	13,800	162,012

		1,547,061

Total Communication Services		3,064,782

Consumer Discretionary - 3.31%

Automobile Components - 0.14%
BorgWarner, Inc.	4,900	139,062

Automobiles - 0.68%
General Motors Co.	15,142	685,024

Hotels, Restaurants & Leisure - 1.93%
Carnival Corp.A	54,172	993,514
Las Vegas Sands Corp.	14,186	520,201
Wynn Resorts Ltd.	5,532	444,275

		1,957,990

Household Durables - 0.43%
Lennar Corp., Class A	4,001	434,549

Specialty Retail - 0.13%
Lithia Motors, Inc.	450	131,742

Total Consumer Discretionary		3,348,367

Consumer Staples - 2.92%

Beverages - 1.09%
Keurig Dr. Pepper, Inc.	31,997	1,106,776

Food Products - 0.74%
Conagra Brands, Inc.	7,500	185,325
Kraft Heinz Co.	19,300	561,630

		746,955

Tobacco - 1.09%
Philip Morris International, Inc.	6,465	1,107,843

Total Consumer Staples		2,961,574

Energy - 5.58%

Energy Equipment & Services - 1.55%
Baker Hughes Co.	10,200	361,080
Halliburton Co.	25,739	510,147
NOV, Inc.	39,000	452,790
Schlumberger NV	7,600	252,700

		1,576,717

See accompanying notes

1

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 53.43% (continued)

Energy - 5.58% (continued)

Oil, Gas & Consumable Fuels - 4.03%
APA Corp.	40,514	$629,588
ConocoPhillips	2,536	226,008
Exxon Mobil Corp.	8,986	949,191
Hess Corp.	2,731	352,436
Murphy Oil Corp.	3,500	71,855
Ovintiv, Inc.	10,300	345,874
Permian Resources Corp.	31,009	365,906
Phillips 66	5,709	594,078
Shell PLC, ADR	8,435	543,889

		4,078,825

Total Energy		5,655,542

Financials - 10.99%

Banks - 5.33%
Bank of America Corp.	34,093	1,359,629
Citigroup, Inc.	15,457	1,056,950
Citizens Financial Group, Inc.	10,168	375,098
First Citizens BancShares, Inc., Class A	75	133,435
Truist Financial Corp.	5,700	218,538
U.S. Bancorp	12,400	500,216
Wells Fargo & Co.	17,448	1,238,982
Western Alliance Bancorp	7,375	514,111

		5,396,959

Capital Markets - 0.85%
Bank of New York Mellon Corp.	1,915	153,985
Goldman Sachs Group, Inc.	297	162,622
State Street Corp.	6,176	544,106

		860,713

Consumer Finance - 0.78%
American Express Co.	1,984	528,557
Capital One Financial Corp.	1,390	250,561
SLM Corp.	281	8,123

		787,241

Financial Services - 1.64%
Corebridge Financial, Inc.	9,600	284,448
Fidelity National Information Services, Inc.	17,504	1,380,716

		1,665,164

Insurance - 2.39%
American International Group, Inc.	16,323	1,330,651
Everest Group Ltd.	901	323,306
Hartford Insurance Group, Inc.	2,740	336,116
Willis Towers Watson PLC	1,413	434,921

		2,424,994

Total Financials		11,135,071

Health Care - 8.16%

Health Care Equipment & Supplies - 2.10%
GE HealthCare Technologies, Inc.	8,387	589,858
Medtronic PLC	13,848	1,173,756
Solventum Corp.A	2,100	138,852
Zimmer Biomet Holdings, Inc.	2,172	223,825

		2,126,291

See accompanying notes

2

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 53.43% (continued)

Health Care - 8.16% (continued)

Health Care Providers & Services - 3.96%
Centene Corp.A	4,460	$266,931
Cigna Group	800	272,032
CVS Health Corp.	8,030	535,681
Elevance Health, Inc.	3,120	1,312,210
HCA Healthcare, Inc.	1,040	358,883
Humana, Inc.	1,410	369,758
Labcorp Holdings, Inc.	700	168,707
UnitedHealth Group, Inc.	1,779	731,952

		4,016,154

Life Sciences Tools & Services - 0.47%
Avantor, Inc.A	36,807	478,123

Pharmaceuticals - 1.63%
GSK PLC, ADRB	4,354	173,507
Merck & Co., Inc.	7,846	668,479
Sanofi SA, ADR	14,647	804,853

		1,646,839

Total Health Care		8,267,407

Industrials - 5.53%

Aerospace & Defense - 0.76%
Boeing Co.A	1,830	335,329
General Dynamics Corp.	550	149,666
RTX Corp.	2,300	290,099

		775,094

Air Freight & Logistics - 0.53%
FedEx Corp.	2,530	532,135

Building Products - 0.83%
Johnson Controls International PLC	10,008	839,671

Construction & Engineering - 0.35%
AECOM	2,763	272,570
Fluor Corp.A	2,300	80,247

		352,817

Electrical Equipment - 0.67%
Vertiv Holdings Co., Class A	7,981	681,418

Ground Transportation - 0.56%
JB Hunt Transport Services, Inc.	2,612	341,075
Norfolk Southern Corp.	1,000	224,050

		565,125

Machinery - 1.66%
CNH Industrial NV	28,080	324,886
Cummins, Inc.	1,762	517,746
Deere & Co.	320	148,339
Fortive Corp.	4,331	301,828
PACCAR, Inc.	2,958	266,841
Timken Co.	1,900	122,075

		1,681,715

See accompanying notes

3

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 53.43% (continued)

Industrials - 5.53% (continued)

Professional Services - 0.17%
Jacobs Solutions, Inc.	1,383	$171,215

Total Industrials		5,599,190

Information Technology - 5.62%

Communications Equipment - 1.43%
F5, Inc.A	5,470	1,448,128

IT Services - 0.44%
Cognizant Technology Solutions Corp., Class A	6,018	442,744

Semiconductors & Semiconductor Equipment - 1.57%
Entegris, Inc.	3,104	245,588
Microchip Technology, Inc.	8,520	392,602
Micron Technology, Inc.	2,380	183,141
QUALCOMM, Inc.	5,194	771,101

		1,592,432

Software - 2.18%
Microsoft Corp.	800	316,208
Oracle Corp.	4,233	595,668
Workday, Inc., Class AA	5,290	1,296,050

		2,207,926

Total Information Technology		5,691,230

Materials - 2.83%

Chemicals - 1.94%
Air Products & Chemicals, Inc.	2,996	812,186
Axalta Coating Systems Ltd.A	17,389	565,142
Olin Corp.	10,200	220,524
PPG Industries, Inc.	3,400	370,124

		1,967,976

Construction Materials - 0.89%
CRH PLC	9,461	902,769

Total Materials		2,870,745

Real Estate - 1.54%

Industrial REITs - 0.31%
Prologis, Inc.	3,003	306,906

Specialized REITs - 1.23%
Public Storage	1,823	547,684
VICI Properties, Inc.	21,844	699,445

		1,247,129

Total Real Estate		1,554,035

Utilities - 3.92%

Electric Utilities - 3.26%
Entergy Corp.	14,212	1,182,012
Pinnacle West Capital Corp.	8,395	799,036
PPL Corp.	14,147	516,366
Xcel Energy, Inc.	11,335	801,384

		3,298,798

See accompanying notes

4

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 53.43% (continued)

Utilities - 3.92% (continued)

Multi-Utilities - 0.66%
Dominion Energy, Inc.	12,400	$674,312

Total Utilities		3,973,110

Total Common Stocks (Cost $43,028,671)		54,121,053

	Principal Amount

CORPORATE OBLIGATIONS - 13.29%

Basic Materials - 0.05%

Chemicals - 0.05%
EIDP, Inc., 1.700%, Due 7/15/2025	$55,000	54,647

Communications - 1.60%

Internet - 0.49%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	250,000	236,584
4.650%, Due 12/1/2029	250,000	256,319

		492,903

Media - 0.83%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.550%, Due 6/1/2034	90,000	92,694
6.484%, Due 10/23/2045	30,000	27,924
5.750%, Due 4/1/2048	115,000	98,043
Comcast Corp., 6.550%, Due 7/1/2039	217,000	238,616
Cox Communications, Inc.,
5.450%, Due 9/1/2034C	145,000	142,209
5.950%, Due 9/1/2054C	265,000	242,148

		841,634

Telecommunications - 0.28%
AT&T, Inc.,
3.800%, Due 12/1/2057	70,000	48,269
3.650%, Due 9/15/2059	95,000	62,855
Verizon Communications, Inc., 4.780%, Due 2/15/2035	181,000	175,639

		286,763

Total Communications		1,621,300

Consumer, Cyclical - 1.13%

Airlines - 0.05%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019-1, AA	61,940	56,407

Entertainment - 0.18%
Warnermedia Holdings, Inc., 5.141%, Due 3/15/2052	260,000	178,748

Home Furnishings - 0.10%
Whirlpool Corp., 5.150%, Due 3/1/2043	125,000	97,963

Retail - 0.80%
Home Depot, Inc., 2.950%, Due 6/15/2029	500,000	475,494
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	140,072
7.550%, Due 2/15/2030	169,000	194,418

		809,984

Total Consumer, Cyclical		1,143,102

Consumer, Non-Cyclical - 0.84%

Beverages - 0.30%
PepsiCo, Inc., 4.450%, Due 5/15/2028	300,000	304,330

See accompanying notes

5

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 13.29% (continued)

Consumer, Non-Cyclical - 0.84% (continued)

Pharmaceuticals - 0.54%
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	$560,000	$541,169

Total Consumer, Non-Cyclical		845,499

Energy - 0.45%

Oil & Gas - 0.35%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)D E	150,000	149,212
Occidental Petroleum Corp., 5.550%, Due 10/1/2034	105,000	98,176
Ovintiv, Inc., 6.500%, Due 2/1/2038	105,000	101,911

		349,299

Pipelines - 0.10%
ONEOK Partners LP, 6.850%, Due 10/15/2037	45,000	47,526
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032C	65,000	54,343

		101,869

Total Energy		451,168

Financial - 3.52%

Banks - 2.34%
Bank of America Corp.,
1.734%, Due 7/22/2027, (1 day USD SOFR + 0.960%)D	350,000	338,288
2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)D	335,000	279,034
6.110%, Due 1/29/2037	176,000	181,481
Citigroup, Inc., 5.875%, Due 1/30/2042	145,000	147,030
Fifth Third Bank NA, 2.250%, Due 2/1/2027	250,000	241,015
JPMorgan Chase & Co.,
6.500%, Due 4/1/2030, OO, (5 yr. CMT + 2.152%)D E	120,000	120,344
5.500%, Due 10/15/2040	313,000	315,154
Morgan Stanley, 2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)D	355,000	295,588
PNC Financial Services Group, Inc., 2.550%, Due 1/22/2030	500,000	456,048

		2,373,982

Insurance - 1.18%
Berkshire Hathaway Finance Corp., 2.300%, Due 3/15/2027	300,000	291,327
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	32,469
Markel Group, Inc.,
5.000%, Due 5/20/2049	100,000	86,543
4.150%, Due 9/17/2050	105,000	79,027
3.450%, Due 5/7/2052	125,000	82,579
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	183,442
4.721%, Due 12/15/2044	193,000	169,163
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	269,843

		1,194,393

Total Financial		3,568,375

Industrial - 1.24%

Aerospace/Defense - 0.23%
RTX Corp., 6.125%, Due 7/15/2038	217,000	230,369

Machinery - Construction & Mining - 0.20%
Caterpillar Financial Services Corp., 4.375%, Due 8/16/2029	200,000	200,723

Machinery - Diversified - 0.45%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	461,296

Transportation - 0.36%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	208,481
CSX Corp., 5.500%, Due 4/15/2041	157,000	154,921

		363,402

Total Industrial		1,255,790

See accompanying notes

6

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 13.29% (continued)

Technology - 2.00%

Computers - 1.34%
Apple, Inc.,
1.400%, Due 8/5/2028	$200,000	$184,777
2.200%, Due 9/11/2029	300,000	278,593
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	495,076
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	397,720

		1,356,166

Semiconductors - 0.66%
Foundry JV Holdco LLC, 6.300%, Due 1/25/2039C	200,000	207,133
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	465,148

		672,281

Total Technology		2,028,447

Utilities - 2.46%

Electric - 2.46%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	210,000	166,849
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	247,409
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, 09-C	169,000	168,451
Dominion Energy, Inc.,
6.875%, Due 2/1/2055, A, (5 yr. CMT + 2.386%)D	115,000	118,414
6.625%, Due 5/15/2055, (5 yr. CMT + 2.207%)D	175,000	172,065
DTE Energy Co., 1.050%, Due 6/1/2025, F	75,000	74,738
Duke Energy Carolinas LLC,
5.250%, Due 3/15/2035	55,000	55,735
6.000%, Due 1/15/2038	40,000	42,132
6.050%, Due 4/15/2038	115,000	121,124
Duke Energy Corp., 5.800%, Due 6/15/2054	95,000	91,176
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	75,000	60,858
4.200%, Due 8/15/2045	30,000	24,445
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	265,000	220,630
Entergy Corp.,
2.800%, Due 6/15/2030	30,000	27,254
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)D	45,000	45,245
Pacific Gas & Electric Co., 5.550%, Due 5/15/2029	40,000	40,583
PacifiCorp,
4.150%, Due 2/15/2050	125,000	93,730
5.350%, Due 12/1/2053	95,000	84,486
5.500%, Due 5/15/2054	155,000	140,527
Public Service Enterprise Group, Inc.,
5.450%, Due 4/1/2034	45,000	45,422
5.400%, Due 3/15/2035	70,000	70,195
Sempra,
6.400%, Due 10/1/2054, (5 yr. CMT + 2.632%)D	135,000	123,064
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)D	100,000	96,617
6.550%, Due 4/1/2055, (5 yr. CMT + 2.138%)D	45,000	41,158
6.625%, Due 4/1/2055, (5 yr. CMT + 2.354%)D	80,000	75,669
System Energy Resources, Inc., 5.300%, Due 12/15/2034	45,000	44,362

		2,492,338

Total Utilities		2,492,338

Total Corporate Obligations (Cost $14,031,159)		13,460,666

FOREIGN CORPORATE OBLIGATIONS - 3.38%

Communications - 0.31%

Telecommunications - 0.31%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	182,389
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042C	150,000	135,230

		317,619

Total Communications		317,619

See accompanying notes

7

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 3.38% (continued)

Consumer, Cyclical - 0.35%

Auto Manufacturers - 0.35%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027C	$350,000	$355,630

Consumer, Non-Cyclical - 1.48%

Agriculture - 0.41%
BAT Capital Corp.,
6.000%, Due 2/20/2034	35,000	36,549
4.540%, Due 8/15/2047	260,000	204,588
Reynolds American, Inc., 5.700%, Due 8/15/2035	175,000	175,877

		417,014

Beverages - 0.50%
Anheuser-Busch InBev Worldwide, Inc., 5.450%, Due 1/23/2039	500,000	505,956

Pharmaceuticals - 0.57%
Bayer U.S. Finance II LLC, 3.950%, Due 4/15/2045C	245,000	170,075
Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026C	200,000	203,518
6.875%, Due 11/21/2053C	200,000	203,248

		576,841

Total Consumer, Non-Cyclical		1,499,811

Energy - 0.87%

Oil & Gas - 0.39%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	500,000	394,397

Pipelines - 0.48%
Enbridge, Inc.,
7.200%, Due 6/27/2054, (5 yr. CMT + 2.970%)D	115,000	114,303
7.375%, Due 3/15/2055, (5 yr. CMT + 3.122%)D	290,000	292,008
TransCanada PipeLines Ltd., 6.100%, Due 6/1/2040	82,000	82,501

		488,812

Total Energy		883,209

Financial - 0.37%

Banks - 0.08%
HBOS PLC, 6.000%, Due 11/1/2033C	80,000	80,038

Diversified Financial Services - 0.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.950%, Due 3/10/2055, (5 yr. CMT + 2.720%)D	150,000	150,500

Insurance - 0.14%
Fairfax Financial Holdings Ltd., 6.350%, Due 3/22/2054	140,000	140,295

Total Financial		370,833

Total Foreign Corporate Obligations (Cost $3,499,515)		3,427,102

FOREIGN SOVEREIGN OBLIGATIONS - 0.63%
Israel Government International Bonds, 5.500%, Due 3/12/2034	200,000	198,220
Mexico Government International Bonds,
4.280%, Due 8/14/2041	250,000	186,098
3.771%, Due 5/24/2061	450,000	255,586

Total Foreign Sovereign Obligations (Cost $681,319)		639,904

See accompanying notes

8

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

ASSET-BACKED OBLIGATIONS - 1.25%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022-1 A3	$19,410	$19,359
AmeriCredit Automobile Receivables Trust, 4.380%, Due 4/18/2028, 2022-2 A3	20,782	20,766
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022-A A3	8,855	8,830
CNH Equipment Trust, 5.420%, Due 10/15/2027, 2024-B A2A	24,913	24,968
Compass Datacenters Issuer III LLC, 5.656%, Due 2/25/2050, 2025-1A A2C	75,000	74,864
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 AC	110,000	105,398
GM Financial Consumer Automobile Receivables Trust, 4.620%, Due 12/17/2029, 2025-1 A3	90,000	90,885
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AC	90,000	86,154
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022-1 A3	16,838	16,764
4.570%, Due 9/21/2029, 2025-1 A3	85,000	85,810
John Deere Owner Trust,
2.320%, Due 9/15/2026, 2022-A A3	15,577	15,505
3.740%, Due 2/16/2027, 2022-B A3	39,991	39,833
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021-1 A1C	125,000	117,354
Porsche Financial Auto Securitization Trust, 4.440%, Due 1/22/2030, 2024-1A A3C	165,000	165,645
Porsche Innovative Lease Owner Trust, 4.670%, Due 11/22/2027, 2024-1A A3C	100,000	100,293
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIC	98,250	89,074
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020-1A AC	135,000	134,680
Toyota Auto Receivables Owner Trust, 1.230%, Due 6/15/2026, 2022-A A3	6,177	6,163
World Omni Automobile Lease Securitization Trust, 4.420%, Due 4/17/2028, 2025-A A3	60,000	60,146

Total Asset-Backed Obligations (Cost $1,283,589)		1,262,491

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.24%
BX Commercial Mortgage Trust, 5.136%, Due 9/15/2036, 2021-VOLT A, (1 mo. USD Term SOFR + 0.814%)C D	140,000	138,688
NRTH Mortgage Trust, 5.963%, Due 3/15/2039, 2024-PARK A, (1 mo. USD Term SOFR + 1.641%)C D	100,000	99,281

Total Commercial Mortgage-Backed Obligations (Cost $239,761)		237,969

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.54%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	5,318	5,254
3.000%, Due 11/1/2032	31,891	31,040
5.000%, Due 8/1/2033	12,016	12,192
5.500%, Due 2/1/2034	11,750	12,058
2.500%, Due 6/1/2035	52,824	49,294
2.000%, Due 3/1/2036	157,658	143,316
4.000%, Due 1/1/2041	37,903	36,572
4.500%, Due 2/1/2041	26,873	26,620
2.500%, Due 9/1/2041	125,564	110,381
3.500%, Due 5/1/2042	125,459	116,729
3.500%, Due 6/1/2042	126,256	118,110
3.000%, Due 4/1/2047	113,220	98,823
3.000%, Due 8/1/2048	103,175	91,339
2.500%, Due 7/1/2050	69,594	58,273
2.500%, Due 12/1/2050	63,888	53,552
2.500%, Due 11/1/2051	124,973	105,119
2.000%, Due 2/1/2052	115,571	92,435
2.000%, Due 3/1/2052	206,084	163,476
2.500%, Due 5/1/2052	101,847	85,384
6.000%, Due 3/1/2053	65,501	67,287
4.500%, Due 5/1/2053	95,875	91,693
5.000%, Due 8/1/2053	200,472	196,384
6.000%, Due 8/1/2053	168,840	171,734
5.500%, Due 9/1/2053	108,992	110,113
5.500%, Due 2/1/2054	302,014	302,318
6.000%, Due 4/1/2054	140,547	143,962
6.000%, Due 8/1/2054	99,795	101,795
5.000%, Due 9/1/2054	155,019	152,308

		2,747,561

See accompanying notes

9

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.54% (continued)
Federal National Mortgage Association,
3.500%, Due 1/1/2028	$4,870	$4,822
5.000%, Due 3/1/2034	13,176	13,342
4.500%, Due 4/1/2034	23,501	23,603
3.000%, Due 10/1/2034	3,091	2,968
2.000%, Due 11/1/2035	104,325	95,285
2.000%, Due 12/1/2035	48,677	44,464
3.500%, Due 6/1/2037	69,462	67,206
5.500%, Due 6/1/2038	3,022	3,082
4.500%, Due 1/1/2040	27,504	27,191
5.000%, Due 5/1/2040	47,171	47,521
5.000%, Due 6/1/2040	31,273	31,505
4.000%, Due 9/1/2040	26,159	25,220
4.000%, Due 1/1/2041	52,062	50,170
2.500%, Due 11/1/2041	100,785	88,599
3.000%, Due 6/1/2043	244,223	221,161
3.000%, Due 8/1/2043	222,204	200,808
4.000%, Due 7/1/2045	53,574	50,841
3.500%, Due 8/1/2045	24,138	22,252
3.500%, Due 11/1/2045	239,126	220,246
3.500%, Due 1/1/2046	93,322	86,031
3.500%, Due 5/1/2046	24,400	22,418
4.000%, Due 7/1/2046	52,651	50,030
3.000%, Due 10/1/2046	19,721	17,467
3.000%, Due 11/1/2046	115,694	103,183
3.500%, Due 3/1/2047	27,673	25,391
4.500%, Due 7/1/2047	12,436	12,077
4.500%, Due 8/1/2047	22,106	21,492
3.500%, Due 9/1/2047	36,483	33,396
4.500%, Due 4/1/2048	10,343	10,008
4.500%, Due 7/1/2048	59,772	58,135
4.500%, Due 10/1/2049	70,054	67,746
4.000%, Due 11/1/2049	142,899	134,340
2.500%, Due 8/1/2050	309,001	258,731
3.000%, Due 8/1/2050	88,057	77,108
2.500%, Due 9/1/2050	100,419	84,143
2.500%, Due 10/1/2050	46,944	39,263
3.000%, Due 10/1/2050	95,341	83,621
2.000%, Due 3/1/2051	148,556	119,591
2.000%, Due 4/1/2051	231,557	185,030
3.000%, Due 5/1/2051	106,249	93,130
3.000%, Due 6/1/2051	108,077	94,351
3.500%, Due 6/1/2051	124,608	112,742
2.000%, Due 7/1/2051	238,593	190,780
3.500%, Due 7/1/2051	106,838	97,227
2.500%, Due 8/1/2051	223,241	187,220
3.000%, Due 11/1/2051	75,914	65,892
2.000%, Due 1/1/2052	364,196	292,436
2.500%, Due 2/1/2052	190,676	160,254
3.500%, Due 5/1/2052	142,004	128,271
4.000%, Due 6/1/2052	164,782	154,166
5.000%, Due 6/1/2052	264,746	262,724
3.000%, Due 7/1/2052	108,539	94,923
4.500%, Due 10/1/2052	163,151	156,585
5.000%, Due 12/1/2052	121,352	119,110
5.000%, Due 4/1/2053	81,949	80,940
4.500%, Due 6/1/2053	103,715	100,158
5.500%, Due 10/1/2053	192,826	192,328
6.000%, Due 1/1/2054	214,301	219,358
5.500%, Due 2/1/2054	201,034	201,730

See accompanying notes

10

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.54% (continued)
Federal National Mortgage Association, (continued)
6.500%, Due 6/1/2054	$40,651	$42,253
5.500%, Due 11/1/2054	209,903	209,658

		5,985,723

Government National Mortgage Association,
6.500%, Due 8/15/2027	1,857	1,877
6.500%, Due 11/15/2027	2,550	2,584
7.500%, Due 12/15/2028	3,912	4,013
5.500%, Due 7/15/2033	12,182	12,653
6.000%, Due 12/15/2033	17,110	17,794
5.500%, Due 2/20/2034	17,490	18,057
5.000%, Due 10/15/2039	34,375	34,678
3.500%, Due 9/15/2041	68,857	64,164
3.500%, Due 8/20/2047	13,408	12,301
3.500%, Due 10/20/2047	12,275	11,259
4.000%, Due 1/20/2048	61,474	57,727
5.000%, Due 1/20/2050	28,380	28,201
4.500%, Due 2/20/2050	26,789	25,931
5.000%, Due 2/20/2050	14,525	14,458
2.500%, Due 4/20/2050	130,637	111,527
2.500%, Due 6/20/2051	130,554	111,113
3.000%, Due 6/20/2051	56,264	49,775
2.500%, Due 7/20/2051	204,604	174,096
3.000%, Due 8/20/2051	128,985	115,490
2.500%, Due 11/20/2051	104,617	89,017
3.000%, Due 12/20/2051	249,068	220,231
3.500%, Due 1/20/2052	90,756	82,377
4.000%, Due 3/20/2052	94,257	87,986
2.500%, Due 4/20/2052	58,898	50,115
4.500%, Due 9/20/2052	123,657	118,826
5.000%, Due 4/20/2053	239,097	235,176
5.500%, Due 7/20/2053	190,928	191,211

		1,942,637

Total U.S. Agency Mortgage-Backed Obligations (Cost $11,489,824)		10,675,921

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.90%
Federal Farm Credit Banks Funding Corp.,
4.375%, Due 10/24/2029	250,000	255,347
3.750%, Due 1/25/2030	300,000	297,481
Federal Home Loan Banks, 4.500%, Due 12/14/2029	350,000	359,420

		912,248

Total U.S. Government Agency Obligations (Cost $904,577)		912,248

U.S. TREASURY OBLIGATIONS - 9.01%
U.S. Treasury Bonds,
6.875%, Due 8/15/2025	179,000	180,492
5.250%, Due 11/15/2028	217,000	228,206
4.750%, Due 2/15/2037	304,000	318,511
4.500%, Due 8/15/2039	241,000	241,621
2.750%, Due 8/15/2042	250,000	193,008
2.875%, Due 5/15/2049	500,000	362,988

		1,524,826

U.S. Treasury Notes,
0.250%, Due 5/31/2025	2,130,000	2,122,484
2.000%, Due 11/15/2026	500,000	487,090
2.500%, Due 3/31/2027	250,000	244,775
4.125%, Due 10/31/2027	250,000	253,008
2.875%, Due 5/15/2028	200,000	195,672
2.875%, Due 8/15/2028	300,000	292,887
2.625%, Due 2/15/2029	450,000	433,266

See accompanying notes

11

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

U.S. TREASURY OBLIGATIONS - 9.01% (continued)
U.S. Treasury Notes, (continued)
2.875%, Due 4/30/2029	$300,000	$290,941
2.375%, Due 5/15/2029	450,000	427,922
1.625%, Due 8/15/2029	350,000	321,836
1.750%, Due 11/15/2029	200,000	183,883
3.500%, Due 1/31/2030	350,000	346,185
4.000%, Due 2/28/2030	250,000	252,891
3.625%, Due 9/30/2031	200,000	196,641
4.375%, Due 1/31/2032	150,000	153,738
4.125%, Due 11/15/2032	250,000	252,012
3.500%, Due 2/15/2033	250,000	241,103
3.875%, Due 8/15/2033	200,000	197,109
4.000%, Due 2/15/2034	300,000	297,234
4.375%, Due 5/15/2034	120,000	122,086
3.875%, Due 8/15/2034	300,000	293,391

		7,606,154

Total U.S. Treasury Obligations (Cost $9,532,721)		9,130,980

	Shares

FOREIGN COMMON STOCKS - 4.17%

Communication Services - 0.38%

Media - 0.38%
WPP PLC, ADRB	9,900	381,744

Consumer Discretionary - 1.48%

Automobile Components - 1.48%
Aptiv PLCA	17,175	980,006
Magna International, Inc.B	15,104	525,015

		1,505,021

Total Consumer Discretionary		1,505,021

Consumer Staples - 0.54%

Beverages - 0.26%
Anheuser-Busch InBev SA, ADRB	4,000	263,240

Personal Products - 0.28%
Unilever PLC, ADR	4,440	282,162

Total Consumer Staples		545,402

Energy - 0.12%

Oil, Gas & Consumable Fuels - 0.12%
Cenovus Energy, Inc.	10,600	124,762

Financials - 0.47%

Banks - 0.47%
Bank of Nova Scotia	9,537	476,659

Information Technology - 1.18%

Communications Equipment - 0.89%
Telefonaktiebolaget LM Ericsson, ADR	109,130	899,231

Electronic Equipment, Instruments & Components - 0.29%
TE Connectivity PLC	2,008	293,931

Total Information Technology		1,193,162

Total Foreign Common Stocks (Cost $4,191,432)		4,226,750

See accompanying notes

12

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.58% (Cost $2,609,616)

Investment Companies - 2.58%
American Beacon U.S. Government Money Market Select Fund, 4.25% F G	2,609,616	$2,609,616

SECURITIES LENDING COLLATERAL - 0.28% (Cost $283,511)

Investment Companies - 0.28%
American Beacon U.S. Government Money Market Select Fund, 4.25% F G	283,511	283,511

TOTAL INVESTMENTS - 99.70% (Cost $91,775,695)		100,988,211
OTHER ASSETS, NET OF LIABILITIES - 0.30%		304,694

TOTAL NET ASSETS - 100.00%		$101,292,905

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at April 30, 2025 (Note 9).

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,299,400 or 3.26% of net assets. The Fund has no right to demand registration of these securities.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2025.

E Perpetual maturity. The date shown, if any, is the next call date.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs – Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Long Futures Contracts Open on April 30, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	10	June 2025	$2,737,903	$2,793,500	$55,597

			$2,737,903	$2,793,500	$55,597

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

See accompanying notes

13

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2025, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$54,121,053	$-	$–	$54,121,053
Corporate Obligations	-	13,460,666	-	13,460,666
Foreign Corporate Obligations	-	3,427,102	-	3,427,102
Foreign Sovereign Obligations	-	639,904	-	639,904
Asset-Backed Obligations	-	1,262,491	-	1,262,491
Commercial Mortgage-Backed Obligations	-	237,969	-	237,969
U.S. Agency Mortgage-Backed Obligations	-	10,675,921	-	10,675,921
U.S. Government Agency Obligations	-	912,248	-	912,248
U.S. Treasury Obligations	-	9,130,980	-	9,130,980
Foreign Common Stocks	4,226,750	-	-	4,226,750
Short-Term Investments	2,609,616	-	-	2,609,616
Securities Lending Collateral	283,511	-	-	283,511

Total Investments in Securities - Assets	$61,240,930	$39,747,281	$–	$100,988,211

Financial Derivative Instruments - Assets
Futures Contracts	$55,597	$-	$–	$55,597

Total Financial Derivative Instruments - Assets	$55,597	$-	$–	$55,597

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

14

American Beacon Balanced FundSM

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$98,095,084
Investments in affiliated securities, at fair value‡	2,893,127
Cash collateral held at broker for futures contracts	276,000
Dividends and interest receivable	366,741
Receivable for investments sold	65,546
Receivable for fund shares sold	143,011
Receivable for tax reclaims	1,969
Receivable for variation margin on open futures contracts (Note 5)	55,586
Prepaid expenses	46,893

Total assets	101,943,957

Liabilities:
Payable for investments purchased	34,654
Payable for fund shares redeemed	57,760
Cash due to broker for futures contracts	53,995
Management and sub-advisory fees payable (Note 2)	74,325
Service fees payable (Note 2)	18,475
Transfer agent fees payable (Note 2)	9,407
Payable upon return of securities loaned (Note 9)§	283,511
Custody and fund accounting fees payable	48,533
Professional fees payable	41,464
Trustee fees payable (Note 2)	196
Payable for prospectus and shareholder reports	26,128
Other liabilities	2,604

Total liabilities	651,052

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$101,292,905

Analysis of net assets:
Paid-in-capital	$86,350,817
Total distributable earnings (deficits)A	14,942,088

Net assets	$101,292,905

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	712,269

Y Class	1,863,461

Investor Class	3,543,398

Advisor Class	88,816

A Class	1,634,996

C Class	377,713

Net assets:
R5 Class	$10,169,929

Y Class	$26,910,575

Investor Class	$40,244,627

Advisor Class	$1,134,362

A Class	$18,472,907

C Class	$4,360,505

Net asset value, offering and redemption price per share:
R5 Class	$14.28

Y Class	$14.44

Investor Class	$11.36

Advisor Class	$12.77

A Class	$11.30

A Class (offering price)	$11.99

C Class	$11.54

† Cost of investments in unaffiliated securities	$88,882,568
‡ Cost of investments in affiliated securities	$2,893,127
§ Fair value of securities on loan	$1,254,312

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

15

American Beacon Balanced FundSM

Statement of Operations

For the period ended April 30, 2025 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$713,548
Dividend income from affiliated securities (Note 2)	55,837
Interest income	886,934
Income derived from securities lending (Note 9)	5,542

Total investment income	1,661,861

Expenses:
Management and sub-advisory fees (Note 2)	276,957
Transfer agent fees (Note 2):
R5 Class	1,560
Y Class	13,914
Investor Class	9,849
Advisor Class	53
A Class	626
C Class	313
Custody and fund accounting fees	48,573
Professional fees	35,964
Registration fees and expenses	43,557
Service fees (Note 2):
Investor Class	61,009
Advisor Class	1,348
A Class	8,115
C Class	2,191
Distribution fees (Note 2):
Advisor Class	1,404
A Class	24,042
C Class	25,138
Prospectus and shareholder report expenses	19,746
Trustee fees (Note 2)	4,620
Line of credit interest expense (Note 10)	694
Other expenses	15,019

Total expenses	594,692

Net investment income	1,067,169

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	5,479,601
Foreign currency transactions	(85)
Futures contracts	(185,443)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(8,610,518)
Futures contracts	68,106

Net (loss) from investments	(3,248,339)

Net decrease in net assets resulting from operations	$(2,181,170)

† Foreign taxes	$12,162

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

16

American Beacon Balanced FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,067,169	$2,201,559
Net realized gain from investments in unaffiliated securities, foreign currency transactions, and futures contracts	5,294,073	10,712,391
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	(8,542,412)	11,262,065

Net increase (decrease) in net assets resulting from operations	(2,181,170)	24,176,015

Distributions to shareholders:
Total retained earnings:
R5 Class	(892,327)	(279,743)
Y Class	(2,192,920)	(642,271)
Investor Class	(4,201,307)	(1,254,933)
Advisor Class	(94,599)	(23,498)
A Class	(1,896,091)	(436,711)
C Class	(485,465)	(167,049)

Net distributions to shareholders	(9,762,709)	(2,804,205)

Capital share transactions (Note 11):
Proceeds from sales of shares	5,933,685	17,376,789
Reinvestment of dividends and distributions	9,431,082	2,717,398
Cost of shares redeemed	(16,259,998)	(34,058,581)

Net (decrease) in net assets from capital share transactions	(895,231)	(13,964,394)

Net increase (decrease) in net assets	(12,839,110)	7,407,416

Net assets:
Beginning of period	114,132,015	106,724,599

End of period	$101,292,905	$114,132,015

See accompanying notes

17

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2025, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Balanced Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

18

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments

R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on

19

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a quarterly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

20

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Manager also receives a fee of 0.15% of the average daily net assets of the Fund as compensation for the management of a portion of the Fund’s assets.

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC and Hotchkis and Wiley Capital Management, LLC (the “Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2025 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$188,198
Sub-Advisory Fees	0.17%	88,759

Total	0.52%	$276,957

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2025, the Manager received securities lending fees of $488 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

21

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Balanced	$14,406

As of April 30, 2025, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Balanced	$2,253

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2025 Fair Value
U.S. Government Money Market Select	Direct	Balanced	$2,609,616	$-	$-	$55,837	$2,609,616
U.S. Government Money Market Select	Securities Lending	Balanced	283,511	-	-	N/A	283,511

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2025, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Balanced	$1,302	$102	$1,404

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2025, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2025 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2025, RID collected $2,898 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2025, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2025, CDSC fees of $8 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the oversight of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

26

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, home equity loans, and student loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

27

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor the Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing the Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended April 30, 2025 are disclosed in the Notes to the Schedule of Investments.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

29

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate or invest in mortgages secured by loans on such real estate or both. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2025, the Fund entered into futures contracts primarily for exposing cash to markets.

31

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2025
Balanced	9

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$55,597	$55,597

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(185,443)	$(185,443)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$68,106	$68,106

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2025.

Offsetting of Financial and Derivative Assets as of April 30, 2025:
	Assets	Liabilities
Futures Contracts(1)	$55,597	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$55,597	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(55,597)	$-

32

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of April 30, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$283,511	$-	-	$-	$283,511

Total Borrowings	$283,511	$-	$-	$-	$283,511

Gross amount of recognized liabilities for securities lending transactions					$283,511

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed Securities Risk

Investments in asset-backed securities are influenced by factors affecting the assets underlying the securities, including the broader market sector and individual markets, such as the auto markets. These securities may be more sensitive to changes in interest rates than other types of debt securities. Investments in asset-backed securities also are subject to risks of fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment and extension risk, callable securities risk, valuation risk, liquidity risk, and restricted securities risk. A decline in the credit quality of the issuers of asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying assets, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

33

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Futures contracts on indices expose the Fund to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

34

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline.

35

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to sub-advisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the sub-advisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment

36

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

Prepayment and extension risk is the risk that a bond or other fixed-income security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be prepaid as expected. Due to a decline in interest rates or excess cash flow into the issuer, a debt security may be called or otherwise converted, prepaid or redeemed before maturity. If this occurs, no additional interest will be paid on the investment. The Fund may have to reinvest the proceeds in another investment at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security, any of which could result in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default or delayed payment, heighten interest rate risk and increase the potential for a decline in an investment’s price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced. Extensions of obligations could cause the Fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the Fund’s performance.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade

37

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Fund’s performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Fund to have to distribute substantial capital gains.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

In addition, when the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

38

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks: (i) the securities in which the Fund reinvests cash collateral may decrease in value, causing the Fund to incur a loss, or may not perform sufficiently to cover the Fund’s payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan; (ii) non-cash collateral may decline in value, resulting in the Fund becoming under-secured; (iii) delays may occur in the recovery of loaned securities from borrowers, which could result in the Fund being unable to vote proxies or settle transactions or cause the Fund to incur increased costs; and (iv) if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the stated interest rate and face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation(“Freddie Mac”), Federal Home Loan Bank (“FHLB”), and Federal Farm Credit Bank (“FFCB”), are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored enterprises are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing. It is possible that the U.S. government and government-sponsored enterprises will not have the funds to meet their payment obligations in the future.

Variable and Floating Rate Securities Risk

The coupons on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. A variable rate security has a coupon that is adjusted at pre-designated periods in response to changes in the market rate of interest on which the coupon is based. The coupon on a floating rate security is generally based on an interest rate, such as a money-market index, Secured Overnight Financing Rate (“SOFR”), or a Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, the coupons on variable and floating-rate securities typically decrease. Alternatively, during periods of rising short-term interest rates, the coupons on variable and floating-rate securities typically increase. Changes in the coupons of variable and floating-rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating-rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Certain types of variable and floating rate instruments may be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

39

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2025, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$93,395,256	$12,941,778	$(5,348,823)	$7,592,955

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2024, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Balanced	$14,134,260	$746,508	$20,659,161	$4,324,645

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2025 were as follows:

Fund	Type of Transaction	October 31, 2024 Shares/Fair Value	Purchases	Sales	April 30, 2025 Shares/Fair Value
Balanced	Direct	$2,401,833	$24,910,807	$24,703,024	$2,609,616
Balanced	Securities Lending	398,300	1,311,477	1,426,266	283,511

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

40

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$1,254,312	$283,511	$993,310	$1,276,821

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

41

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2025, the Fund did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	31,725	$477,287	60,329	$924,138
Reinvestment of dividends	60,565	882,127	18,468	276,820
Shares redeemed	(116,394)	(1,755,673)	(173,087)	(2,554,177)

Net (decrease) in shares outstanding	(24,104)	$(396,259)	(94,290)	$(1,353,219)

	Y Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	210,181	$3,203,583	413,947	$6,236,582
Reinvestment of dividends	143,117	2,108,834	40,750	618,183
Shares redeemed	(366,617)	(5,679,237)	(423,575)	(6,325,862)

Net increase (decrease) in shares outstanding	(13,319)	$(366,820)	31,122	$528,903

	Investor Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	94,490	$1,124,163	214,763	$2,638,751
Reinvestment of dividends	348,635	4,045,177	100,027	1,217,295
Shares redeemed	(466,334)	(5,678,401)	(1,076,464)	(12,997,707)

Net (decrease) in shares outstanding	(23,209)	$(509,061)	(761,674)	$(9,141,661)

	Advisor Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	5,578	$73,566	3,896	$52,880
Reinvestment of dividends	7,252	94,599	1,733	23,498
Shares redeemed	(5,196)	(74,089)	(5,846)	(77,173)

Net increase (decrease) in shares outstanding	7,634	$94,076	(217)	$(795)

42

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

	A Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	69,486	$816,914	594,828	$7,200,212
Reinvestment of dividends	158,178	1,825,842	34,038	415,050
Shares redeemed	(160,771)	(1,912,351)	(280,517)	(3,394,424)

Net increase in shares outstanding	66,893	$730,405	348,349	$4,220,838

	C Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	19,463	$238,172	25,949	$324,226
Reinvestment of dividends	40,206	474,503	13,624	166,552
Shares redeemed	(96,851)	(1,160,247)	(707,569)	(8,709,238)

Net (decrease) in shares outstanding	(37,182)	$(447,572)	(667,996)	$(8,218,460)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

43

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020B

	(unaudited)

Net asset value, beginning of period	$15.83		$13.04	$14.07	$16.93	$14.35	$16.36

Income (loss) from investment operations:
Net investment income	0.17	C	0.28	0.24	0.11	0.19	0.20
Net gains (losses) on investments (both realized and unrealized)	(0.47)		2.87	0.15	(1.56)	4.34	(0.80)

Total income (loss) from investment operations	(0.30)		3.15	0.39	(1.45)	4.53	(0.60)

Less distributions:
Dividends from net investment income	(0.14)		(0.30)	(0.26)	(0.23)	(0.30)	(0.24)
Distributions from net realized gains	(1.11)		(0.06)	(1.16)	(1.18)	(1.65)	(1.17)

Total distributions	(1.25)		(0.36)	(1.42)	(1.41)	(1.95)	(1.41)

Net asset value, end of period	$14.28		$15.83	$13.04	$14.07	$16.93	$14.35

Total returnD	(2.03	)%E	24.37%	2.80%	(9.20)%	33.80%	(4.14)%

Ratios and supplemental data:
Net assets, end of period	$10,169,929		$11,658,021	$10,827,923	$12,977,305	$22,687,613	$22,476,942
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.86	%F	0.84%	0.78%	0.72%	0.70%	0.88%
Expenses, net of reimbursements and/or recoupments	0.86	%F	0.84%	0.78%	0.72%	0.70%	0.88%
Net investment income, before expense reimbursements and/or recoupments	2.24	%F	2.25%	2.10%	1.51%	1.37%	1.82%
Net investment income, net of reimbursements and/or recoupments	2.24	%F	2.25%	2.10%	1.51%	1.37%	1.82%
Portfolio turnover rate	14	%E	38%	48%	30%	37%	82%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

44

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020A

	(unaudited)

Net asset value, beginning of period	$16.00		$13.17	$14.20	$17.07	$14.46	$16.47

Income (loss) from investment operations:
Net investment income	0.16	B	0.33	0.29	0.21	0.20	0.25
Net gains (losses) on investments (both realized and unrealized)	(0.48)		2.85	0.08	(1.68)	4.35	(0.86)

Total income (loss) from investment operations	(0.32)		3.18	0.37	(1.47)	4.55	(0.61)

Less distributions:
Dividends from net investment income	(0.13)		(0.29)	(0.24)	(0.22)	(0.29)	(0.23)
Distributions from net realized gains	(1.11)		(0.06)	(1.16)	(1.18)	(1.65)	(1.17)

Total distributions	(1.24)		(0.35)	(1.40)	(1.40)	(1.94)	(1.40)

Net asset value, end of period	$14.44		$16.00	$13.17	$14.20	$17.07	$14.46

Total returnC	(2.11	)%D	24.33%	2.68%	(9.25)%	33.66%	(4.17)%

Ratios and supplemental data:
Net assets, end of period	$26,910,575		$30,023,632	$24,304,867	$30,273,662	$40,858,765	$43,550,846
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.93	%E	0.93%	0.84%	0.80%	0.77%	0.96%
Expenses, net of reimbursements and/or recoupments	0.93	%E	0.93%	0.84%	0.80%	0.77%	0.96%
Net investment income, before expense reimbursements and/or recoupments	2.17	%E	2.16%	2.01%	1.46%	1.31%	1.71%
Net investment income, net of reimbursements and/or recoupments	2.17	%E	2.16%	2.01%	1.46%	1.31%	1.71%
Portfolio turnover rate	14	%D	38%	48%	30%	37%	82%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

45

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2025		2024		2023	2022		2021	2020A

	(unaudited)

Net asset value, beginning of period	$12.85		$10.64		$11.74	$14.35		$12.43	$14.36

Income (loss) from investment operations:
Net investment income	0.12	B	0.23	B	0.11	0.15	B	0.22	0.03
Net gains (losses) on investments (both realized and unrealized)	(0.38)		2.30		0.17	(1.39)		3.61	(0.58)

Total income (loss) from investment operations	(0.26)		2.53		0.28	(1.24)		3.83	(0.55)

Less distributions:
Dividends from net investment income	(0.12)		(0.26)		(0.22)	(0.19)		(0.26)	(0.21)
Distributions from net realized gains	(1.11)		(0.06)		(1.16)	(1.18)		(1.65)	(1.17)

Total distributions	(1.23)		(0.32)		(1.38)	(1.37)		(1.91)	(1.38)

Net asset value, end of period	$11.36		$12.85		$10.64	$11.74		$14.35	$12.43

Total returnC	(2.19	)%D	24.01%		2.46%	(9.40)%		33.32%	(4.41)%

Ratios and supplemental data:
Net assets, end of period	$40,244,627		$45,826,006		$46,044,377	$54,447,528		$85,251,213	$68,284,615
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.16	%E	1.17%		1.04%	1.03%		0.99%	1.20%
Expenses, net of reimbursements and/or recoupments	1.16	%E	1.17%		1.04%	1.03%		0.99%	1.20%
Net investment income, before expense reimbursements and/or recoupments	1.94	%E	1.93%		1.84%	1.22%		1.07%	1.47%
Net investment income, net of reimbursements and/or recoupments	1.94	%E	1.93%		1.84%	1.22%		1.07%	1.47%
Portfolio turnover rate	14	%D	38%		48%	30%		37%	82%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

46

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022		2021	2020A

	(unaudited)

Net asset value, beginning of period	$14.29		$11.80	$12.86	$15.59		$13.35	$15.34

Income (loss) from investment operations:
Net investment income	0.12	B	0.23	0.15	0.15	B	0.15	0.18	B
Net gains (losses) on investments (both realized and unrealized)	(0.42)		2.55	0.15	(1.54)		3.97	(0.81)

Total income (loss) from investment operations	(0.30)		2.78	0.30	(1.39)		4.12	(0.63)

Less distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.20)	(0.16)		(0.23)	(0.19)
Distributions from net realized gains	(1.11)		(0.06)	(1.16)	(1.18)		(1.65)	(1.17)

Total distributions	(1.22)		(0.29)	(1.36)	(1.34)		(1.88)	(1.36)

Net asset value, end of period	$12.77		$14.29	$11.80	$12.86		$15.59	$13.35

Total returnC	(2.28	)%D	23.74%	2.35%	(9.62)%		33.17%	(4.65)%

Ratios and supplemental data:
Net assets, end of period	$1,134,362		$1,160,350	$960,288	$1,124,266		$2,120,450	$1,760,622
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.33	%E	1.35%	1.24%	1.19%		1.16%	1.36%
Expenses, net of reimbursements and/or recoupments	1.33	%E	1.35%	1.24%	1.19%		1.16%	1.36%
Net investment income, before expense reimbursements and/or recoupments	1.77	%E	1.73%	1.66%	1.05%		0.91%	1.29%
Net investment income, net of reimbursements and/or recoupments	1.77	%E	1.73%	1.66%	1.05%		0.91%	1.29%
Portfolio turnover rate	14	%D	38%	48%	30%		37%	82%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

47

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2025		2024	2023	2022	2021	2020A

	(unaudited)

Net asset value, beginning of period	$12.79		$10.59	$11.69	$14.31	$12.39	$14.33

Income (loss) from investment operations:
Net investment income	0.11	B	0.36	0.23	0.25	0.11	0.15
Net gains (losses) on investments (both realized and unrealized)	(0.37)		2.16	0.05	(1.50)	3.71	(0.71)

Total income (loss) from investment operations	(0.26)		2.52	0.28	(1.25)	3.82	(0.56)

Less distributions:
Dividends from net investment income	(0.12)		(0.26)	(0.22)	(0.19)	(0.25)	(0.21)
Distributions from net realized gains	(1.11)		(0.06)	(1.16)	(1.18)	(1.65)	(1.17)

Total distributions	(1.23)		(0.32)	(1.38)	(1.37)	(1.90)	(1.38)

Net asset value, end of period	$11.30		$12.79	$10.59	$11.69	$14.31	$12.39

Total returnC	(2.20	)%D	24.03%	2.44%	(9.49)%	33.39%	(4.49)%

Ratios and supplemental data:
Net assets, end of period	$18,472,907		$20,055,093	$12,917,238	$13,482,666	$13,922,687	$12,863,938
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.17	%E	1.17%	1.09%	1.04%	1.02%	1.21%
Expenses, net of reimbursements and/or recoupments	1.17	%E	1.17%	1.09%	1.04%	1.02%	1.21%
Net investment income, before expense reimbursements and/or recoupments	1.93	%E	1.91%	1.80%	1.22%	1.04%	1.46%
Net investment income, net of reimbursements and/or recoupments	1.93	%E	1.91%	1.80%	1.22%	1.04%	1.46%
Portfolio turnover rate	14	%D	38%	48%	30%	37%	82%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

48

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022		2021		2020A

	(unaudited)

Net asset value, beginning of period	$13.04		$10.78		$11.87		$14.49		$12.53		$14.48

Income (loss) from investment operations:
Net investment income	0.07	B	0.14	B	0.12	B	0.06	B	0.04	B	0.05
Net gains (losses) on investments (both realized and unrealized)	(0.39)		2.33		0.08		(1.41)		3.72		(0.70)

Total income (loss) from investment operations	(0.32)		2.47		0.20		(1.35)		3.76		(0.65)

Less distributions:
Dividends from net investment income	(0.07)		(0.15)		(0.13)		(0.09)		(0.15)		(0.13)
Distributions from net realized gains	(1.11)		(0.06)		(1.16)		(1.18)		(1.65)		(1.17)

Total distributions	(1.18)		(0.21)		(1.29)		(1.27)		(1.80)		(1.30)

Net asset value, end of period	$11.54		$13.04		$10.78		$11.87		$14.49		$12.53

Total returnC	(2.64	)%D	23.03%		1.68%		(10.11)%		32.32%		(5.09)%

Ratios and supplemental data:
Net assets, end of period	$4,360,505		$5,408,913		$11,669,906		$16,173,837		$23,737,711		$23,951,798
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.93	%E	1.94%		1.83%		1.78%		1.75%		1.95%
Expenses, net of reimbursements and/or recoupments	1.93	%E	1.94%		1.83%		1.78%		1.75%		1.95%
Net investment income, before expense reimbursements and/or recoupments	1.17	%E	1.17%		1.04%		0.47%		0.32%		0.72%
Net investment income, net of reimbursements and/or recoupments	1.17	%E	1.17%		1.04%		0.47%		0.32%		0.72%
Portfolio turnover rate	14	%D	38%		48%		30%		37%		82%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

49

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Balanced Fund are service marks of American Beacon Advisors, Inc.

SAR 04/25

American Beacon®
FUNDS

2025

SEMI-ANNUAL FINANCIAL STATEMENTS

April 30, 2025

GARCIA HAMILTON QUALITY BOND FUND

Garcia 0425

American Beacon Funds

Additional Fund Information	Back Cover

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	April 30, 2025

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.98%

Communications - 2.07%

Media - 2.07%
Walt Disney Co., 3.800%, Due 3/22/2030	$5,450,000	$5,327,208

Financial - 2.57%

Banks - 2.57%
JPMorgan Chase & Co., 2.739%, Due 10/15/2030, (3 mo. USD Term SOFR + 1.510%)A	2,890,000	2,671,231
Wells Fargo & Co., 4.478%, Due 4/4/2031, (3 mo. USD Term SOFR + 4.032%)A	4,030,000	3,968,303

		6,639,534

Total Financial		6,639,534

Utilities - 2.34%

Electric - 2.34%
Florida Power & Light Co., 5.000%, Due 8/1/2034	6,020,000	6,036,520

Total Corporate Obligations (Cost $18,593,596)		18,003,262

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 48.97%
Federal Home Loan Mortgage Corp.,
4.000%, Due 2/1/2039	3,437,824	3,389,947
2.500%, Due 9/1/2042	11,071,919	9,702,572
2.500%, Due 3/1/2052	12,355,632	10,284,009
2.500%, Due 4/1/2052	12,090,716	10,037,259
3.000%, Due 5/1/2052	10,583,097	9,254,734
4.000%, Due 10/1/2052	10,698,042	9,964,572
4.000%, Due 11/1/2052	10,874,163	10,128,632

		62,761,725

Federal National Mortgage Association,
3.500%, Due 10/1/2039	4,548,608	4,325,839
3.000%, Due 7/1/2040	5,704,734	5,323,788
3.000%, Due 8/1/2040	3,775,531	3,520,641
4.000%, Due 6/1/2049	6,089,380	5,723,754
2.500%, Due 11/1/2050	5,951,735	4,942,510
2.500%, Due 5/1/2051	9,679,399	8,027,646
3.000%, Due 5/1/2052	18,786,175	16,267,072
3.500%, Due 10/1/2052	10,265,349	9,255,608
4.000%, Due 10/1/2052	6,587,147	6,135,531

		63,522,389

Total U.S. Agency Mortgage-Backed Obligations (Cost $129,749,592)		126,284,114

U.S. TREASURY OBLIGATIONS - 42.97%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	9,070,000	8,189,572
2.500%, Due 2/15/2045	23,500,000	16,710,703

		24,900,275

U.S. Treasury Notes,
1.875%, Due 2/15/2032	22,330,000	19,571,896
3.500%, Due 2/15/2033	33,060,000	31,883,529
4.000%, Due 2/15/2034	34,785,000	34,464,326

		85,919,751

Total U.S. Treasury Obligations (Cost $113,868,629)		110,820,026

TOTAL INVESTMENTS - 98.92% (Cost $262,211,817)		255,107,402
OTHER ASSETS, NET OF LIABILITIES - 1.08%		2,795,698

TOTAL NET ASSETS - 100.00%		$257,903,100

Percentages are stated as a percent of net assets.
A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2025.

See accompanying notes

1

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2025, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$18,003,262	$-	$18,003,262
U.S. Agency Mortgage-Backed Obligations	-	126,284,114	-	126,284,114
U.S. Treasury Obligations	-	110,820,026	-	110,820,026

Total Investments in Securities—Assets	$-	$255,107,402	$-	$255,107,402

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

2

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$255,107,402
Cash	1,543,627
Interest receivable	1,292,738
Receivable for fund shares sold	83,850
Receivable for expense reimbursement (Note 2)	54,375
Prepaid expenses	61,023

Total assets	258,143,015

Liabilities:
Payable for fund shares redeemed	29,297
Dividends payable	2,103
Management and sub-advisory fees payable (Note 2)	116,978
Service fees payable (Note 2)	1,198
Transfer agent fees payable (Note 2)	3,271
Custody and fund accounting fees payable	31,824
Professional fees payable	40,038
Trustee fees payable (Note 2)	380
Payable for prospectus and shareholder reports	14,157
Other liabilities	669

Total liabilities	239,915

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$257,903,100

Analysis of net assets:
Paid-in-capital	$317,045,252
Total distributable earnings (deficits)	(59,142,152)

Net assets	$257,903,100

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	1,409,246

Y Class	1,556,133

Investor Class	453,794

R6 Class	26,501,233

Net assets:
R5 Class	$12,177,073

Y Class	$13,411,482

Investor Class	$3,923,854

R6 Class	$228,390,691

Net asset value, offering and redemption price per share:
R5 Class	$8.64

Y Class	$8.62

Investor Class	$8.65

R6 Class	$8.62

† Cost of investments in unaffiliated securities	$262,211,817

See accompanying notes

3

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Operations

For the period ended April 30, 2025 (Unaudited)

Investment income:
Interest income	$5,580,699

Total investment income	5,580,699

Expenses:
Management and sub-advisory fees (Note 2)	714,521
Transfer agent fees (Note 2):
R5 Class	1,110
Y Class	7,643
Investor Class	715
R6 Class	4,372
Custody and fund accounting fees	33,404
Professional fees	35,428
Registration fees and expenses	32,117
Service fees (Note 2):
Investor Class	6,948
Distribution fees (Note 2):
Prospectus and shareholder report expenses	10,801
Trustee fees (Note 2)	10,716
Line of credit interest expense (Note 8)	1,629
Other expenses	17,202

Total expenses	876,606

Net fees waived and expenses (reimbursed) (Note 2)	(326,632)

Net expenses	549,974

Net investment income	5,030,725

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securities	(1,430,206)
Change in net unrealized appreciation of:
Investments in unaffiliated securities	3,507,495

Net gain from investments	2,077,289

Net increase in net assets resulting from operations.	$7,108,014

See accompanying notes

4

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$5,030,725	$9,784,013
Net realized (loss) from investments in unaffiliated securities	(1,430,206)	(4,175,091)
Change in net unrealized appreciation of investments in unaffiliated securities	3,507,495	23,594,247

Net increase in net assets resulting from operations	7,108,014	29,203,169

Distributions to shareholders:
Total retained earnings:
R5 Class	(206,829)	(357,969)
Y Class	(287,695)	(1,078,617)
Investor Class	(71,667)	(78,201)
R6 Class	(4,954,871)	(8,576,658)

Net distributions to shareholders	(5,521,062)	(10,091,445)

Capital share transactions (Note 9):
Proceeds from sales of shares	17,320,443	41,299,971
Reinvestment of dividends and distributions	5,511,698	10,065,168
Cost of shares redeemed	(31,366,235)	(70,637,828)

Net (decrease) in net assets from capital share transactions	(8,534,094)	(19,272,689)

Net (decrease) in net assets	(6,947,142)	(160,965)

Net assets:
Beginning of period	264,850,242	265,011,207

End of period	$257,903,100	$264,850,242

See accompanying notes

5

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2025, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted FASB ASU No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund’s as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments

R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors.	$2,500

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital

6

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust

7

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Garcia Hamilton & Associates, L.P. (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.20%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2025 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$454,695
Sub-Advisory Fees	0.20%	259,826

Total	0.55%	$714,521

Distribution Plans

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fees received by the Manager and/or the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to

8

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis.

During the period ended April 30, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$8,077

As of April 30, 2025, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$1,254

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2025, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through February 28, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended April 30, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2024 - 2/28/2025	3/1/2025 - 4/30/2025	Reimbursed Expenses	(Recouped) Expenses
Garcia Hamilton Quality Bond	R5	0.45%	0.45%	$11,278	$-	2027-2028
Garcia Hamilton Quality Bond	Y	0.51%	0.51%	18,391	-	2027-2028
Garcia Hamilton Quality Bond	Investor	0.83%	0.83%	4,483	-	2027-2028
Garcia Hamilton Quality Bond	R6	0.41%	0.41%	292,480	-	2027-2028

Of the above amounts, $54,375 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at April 30, 2025.

9

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Fund did not record a liability for potential contingent reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Garcia Hamilton Quality Bond	$-	$451,236	$425,578	2024-2025
Garcia Hamilton Quality Bond	-	753,949	-	2025-2026
Garcia Hamilton Quality Bond	-	678,467	-	2026-2027

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business.

Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

10

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or

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valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

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Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

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American Beacon Garcia Hamilton Quality Bond FundSM

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U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Fund can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may choose not to, or may not be able to, take advantage of certain investment opportunities due to these considerations, which may adversely affect performance. The Fund may underperform funds that do not incorporate these considerations.

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Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”) or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

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Notes to Financial Statements

April 30, 2025 (Unaudited)

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

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Notes to Financial Statements

April 30, 2025 (Unaudited)

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

Prepayment and extension risk is the risk that a bond or other fixed-income security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be prepaid as expected. Due to a decline in interest rates or excess cash flow into the issuer, a debt security may be called or otherwise converted, prepaid or redeemed before maturity. If this occurs, no additional interest will be paid on the investment. The Fund may have to reinvest the proceeds in another investment at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security, any of which could result in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default or delayed payment, heighten interest rate risk and increase the potential for a decline in an investment’s price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced. Extensions of obligations could cause the Fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the Fund’s performance.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global

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Notes to Financial Statements

April 30, 2025 (Unaudited)

banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.

Sector Risk

Sector risk is the risk associated with a fund the fund the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase. In addition, when the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As The Fund’s portfolio changes over time, The Fund’s exposure to a particular sector may become higher or lower.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of stated interest rate and face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Bank (“FHLB”), and the Federal Farm Credit Bank (“FFCB”), are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.It is possible that the U.S. government and government-sponsored enterprises will not have the funds to meet their payment obligations in the future.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

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Notes to Financial Statements

April 30, 2025 (Unaudited)

As of April 30, 2025, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Garcia Hamilton Quality Bond	$262,951,742	$471,929	$(8,316,269)	$(7,844,340)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2024, the Fund had $27,077,799 short-term and $22,291,938 long-term capital loss carryforwards.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Garcia Hamilton Quality Bond	$-	$31,111,432	$3,354,435	$33,581,780

8. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2025, the Fund did not utilize these facilities.

20

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

9. Capital Share Transactions

The table below summarizes the activity in capital shares for each Class of Fund:

	R5 Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	344,867	$2,929,696	334,945	$2,859,516
Reinvestment of dividends	23,122	197,473	38,557	331,694
Shares redeemed	(52,177)	(443,553)	(1,166,864)	(9,654,898)

Net increase (decrease) in shares outstanding	315,812	$2,683,616	(793,362)	$(6,463,688)

	Y Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	333,690	$2,824,920	1,108,993	$9,542,563
Reinvestment of dividends	33,732	287,695	125,258	1,078,616
Shares redeemed	(1,222,818)	(10,399,702)	(4,912,913)	(42,243,014)

Net (decrease) in shares outstanding	(855,396)	$(7,287,087)	(3,678,662)	$(31,621,835)

	Investor Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	91,822	$784,124	262,461	$2,254,600
Reinvestment of dividends	8,387	71,661	9,096	78,201
Shares redeemed	(2,979)	(25,798)	(7,661)	(66,128)

Net increase in shares outstanding	97,230	$829,987	263,896	$2,266,673

	R6 Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	1,275,803	$10,781,703	3,121,227	$26,643,292
Reinvestment of dividends	581,649	4,954,869	998,354	8,576,657
Shares redeemed	(2,409,333)	(20,497,182)	(2,147,023)	(18,673,788)

Net increase (decrease) in shares outstanding	(551,881)	$(4,760,610)	1,972,558	$16,546,161

10. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

21

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021		2020

	(unaudited)

Net asset value, beginning of period	$8.59		$8.01		$8.37		$9.85	$10.27		$10.05

Income (loss) from investment operations:
Net investment income (loss)	0.16	B	0.32	B	0.30	B	0.06	(0.01	)B	0.11
Net gains (losses) on investments (both realized and unrealized)	0.07		0.59		(0.37)		(1.33)	(0.08)		0.28

Total income (loss) from investment operations	0.23		0.91		(0.07)		(1.27)	(0.09)		0.39

Less distributions:
Dividends from net investment income	(0.18)		(0.33)		(0.29)		(0.21)	(0.14)		(0.17)
Distributions from net realized gains	-		-		-		-	(0.19)		-

Total distributions	(0.18)		(0.33)		(0.29)		(0.21)	(0.33)		(0.17)

Net asset value, end of period	$8.64		$8.59		$8.01		$8.37	$9.85		$10.27

Total returnC	2.71	%D	11.40%		(1.08)%		(13.04)%	(0.84)%		3.93%

Ratios and supplemental data:
Net assets, end of period	$12,177,073		$9,390,194		$15,104,966		$134,519,084	$192,774,622		$172,774,140
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.68	%E	0.68%		0.69%		0.66%	0.67%		0.68%
Expenses, net of reimbursements and/or recoupments	0.45	%E	0.45%		0.45%		0.45%	0.45%		0.45%
Net investment income (loss), before expense reimbursements and/or recoupments	3.62	%E	3.49%		3.20%		1.06%	(0.32)%		1.15%
Net investment income (loss), net of reimbursements and/or recoupments	3.85	%E	3.72%		3.44%		1.27%	(0.10)%		1.38%
Portfolio turnover rate	12	%D	34%		72%		158%	71%		122%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

22

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$8.56		$7.99	$8.36	$9.86	$10.27		$10.05

Income (loss) from investment operations:
Net investment income	0.16	A	0.15	0.37	0.22	(0.00	)B	0.13
Net gains (losses) on investments (both realized and unrealized)	0.08		0.74	(0.46)	(1.51)	(0.08)		0.25

Total income (loss) from investment operations	0.24		0.89	(0.09)	(1.29)	(0.08)		0.38

Less distributions:
Dividends from net investment income	(0.18)		(0.32)	(0.28)	(0.21)	(0.14)		(0.16)
Distributions from net realized gains	-		-	-	-	(0.19)		-

Total distributions	(0.18)		(0.32)	(0.28)	(0.21)	(0.33)		(0.16)

Net asset value, end of period	$8.62		$8.56	$7.99	$8.36	$9.86		$10.27

Total returnC	2.80	%D	11.22%	(1.27)%	(13.24)%	(0.81)%		3.83%

Ratios and supplemental data:
Net assets, end of period	$13,411,482		$20,651,157	$48,666,569	$29,473,503	$21,340,613		$18,928,869
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.77	%E	0.77%	0.75%	0.73%	0.74%		0.74%
Expenses, net of reimbursements and/or recoupments	0.51	%E	0.51%	0.51%	0.51%	0.52	%F	0.55%
Net investment income (loss), before expense reimbursements and/or recoupments	3.50	%E	3.38%	3.23%	1.10%	(0.38)%		1.03%
Net investment income (loss), net of reimbursements and/or recoupments	3.76	%E	3.64%	3.47%	1.32%	(0.16)%		1.22%
Portfolio turnover rate	12	%D	34%	72%	158%	71%		122%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021

See accompanying notes

23

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$8.59		$7.99	$8.36	$9.85	$10.26		$10.05

Income (loss) from investment operations:
Net investment income (loss)	0.15	A	0.81	0.21	0.09	(0.04	)A	0.13	A
Net gains (losses) on investments (both realized and unrealized)	0.07		0.09	(0.33)	(1.40)	(0.07)		0.22

Total income (loss) from investment operations	0.22		0.90	(0.12)	(1.31)	(0.11)		0.35

Less distributions:
Dividends from net investment income	(0.16)		(0.30)	(0.25)	(0.18)	(0.11)		(0.14)
Distributions from net realized gains	-		-	-	-	(0.19)		-

Total distributions	(0.16)		(0.30)	(0.25)	(0.18)	(0.30)		(0.14)

Net asset value, end of period	$8.65		$8.59	$7.99	$8.36	$9.85		$10.26

Total returnB	2.64	%C	11.29%	(1.59)%	(13.47)%	(1.11)%		3.54%

Ratios and supplemental data:
Net assets, end of period	$3,923,854		$3,064,413	$740,628	$853,503	$991,788		$365,190
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.07	%D	1.10%	1.17%	1.13%	1.29%		1.20%
Expenses, net of reimbursements and/or recoupments	0.83	%D	0.83%	0.83%	0.83%	0.83%		0.83%
Net investment income (loss), before expense reimbursements and/or recoupments	3.23	%D	3.08%	2.78%	0.63%	(0.91)%		0.90%
Net investment income (loss), net of reimbursements and/or recoupments	3.47	%D	3.36%	3.12%	0.93%	(0.45)%		1.27%
Portfolio turnover rate	12	%C	34%	72%	158%	71%		122%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

24

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$8.57		$7.99	$8.36	$9.85	$10.26		$10.04

Income (loss) from investment operations:
Net investment income (loss)	0.16	A	0.34	0.32	0.17	(0.01	)A	0.14
Net gains (losses) on investments (both realized and unrealized)	0.07		0.57	(0.40)	(1.44)	(0.06)		0.25

Total income (loss) from investment operations	0.23		0.91	(0.08)	(1.27)	(0.07)		0.39

Less distributions:
Dividends from net investment income	(0.18)		(0.33)	(0.29)	(0.22)	(0.15)		(0.17)
Distributions from net realized gains	-		-	-	-	(0.19)		-

Total distributions	(0.18)		(0.33)	(0.29)	(0.22)	(0.34)		(0.17)

Net asset value, end of period	$8.62		$8.57	$7.99	$8.36	$9.85		$10.26

Total returnB	2.73	%C	11.46%	(1.17)%	(13.11)%	(0.70)%		3.97%

Ratios and supplemental data:
Net assets, end of period	$228,390,691		$231,744,478	$200,499,044	$191,990,607	$166,304,291		$141,893,384
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.66	%D	0.67%	0.65%	0.63%	0.64%		0.64%
Expenses, net of reimbursements and/or recoupments	0.41	%D	0.41%	0.41%	0.41%	0.41%		0.41%
Net investment income (loss), before expense reimbursements and/or recoupments	3.64	%D	3.50%	3.31%	1.14%	(0.28)%		1.13%
Net investment income (loss), net of reimbursements and/or recoupments	3.89	%D	3.76%	3.55%	1.36%	(0.05)%		1.36%
Portfolio turnover rate	12	%C	34%	72%	158%	71%		122%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

25

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Garcia Hamilton Quality Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 04/25

American Beacon®
FUNDS

2025

SEMI-ANNUAL FINANCIAL STATEMENTS

April 30, 2025

IMC INTERNATIONAL SMALL CAP FUND

INTERNATIONAL EQUITY FUND

IMC_IE 0425

American Beacon Funds

Additional Fund Information	Back Cover

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	April 30, 2025

American Beacon IMC International Small Cap FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

Australia - 9.93%

Foreign Common Stocks - 9.93%
Austal Ltd.A	191,886	$652,666
Capricorn Metals Ltd.A	126,290	748,280
Eagers Automotive Ltd.	49,071	580,243
Evolution Mining Ltd.B	137,405	689,156
Gold Road Resources Ltd.	370,328	718,757
JB Hi-Fi Ltd.	6,924	459,439
Northern Star Resources Ltd.	47,260	580,625
Perseus Mining Ltd.	300,564	644,963
Qantas Airways Ltd.	72,489	410,931
Regis Resources Ltd.A	266,020	768,500
Technology One Ltd.	26,784	515,724
Telix Pharmaceuticals Ltd.A B	42,282	734,782
Temple & Webster Group Ltd.A	59,707	680,767
West African Resources Ltd.A	468,731	717,587

Total Foreign Common Stocks		8,902,420

Total Australia (Cost $7,572,222)		8,902,420

Austria - 1.79%

Foreign Common Stocks - 1.79%
BAWAG Group AGC	7,788	853,590
Porr AG	21,536	751,430

Total Foreign Common Stocks		1,605,020

Total Austria (Cost $1,227,461)		1,605,020

Brazil - 0.95% (Cost $445,505)

Foreign Common Stocks - 0.95%
Embraer SAA	74,855	856,292

Burkina Faso - 0.80% (Cost $627,556)

Foreign Common Stocks - 0.80%
IAMGOLD Corp.A	101,818	721,574

Canada - 5.66%

Foreign Common Stocks - 5.66%
Alamos Gold, Inc., Class A	22,867	653,698
Artemis Gold, Inc.A	57,409	824,531
Definity Financial Corp.	13,427	670,181
iA Financial Corp., Inc.	6,790	659,595
Kinross Gold Corp.	50,691	748,268
Lundin Gold, Inc.	18,426	751,555
TerraVest Industries, Inc.B	7,370	768,167

Total Foreign Common Stocks		5,075,995

Total Canada (Cost $3,704,638)		5,075,995

China - 11.51%

Foreign Common Stocks - 11.51%
Akeso, Inc.A C	50,563	562,311
Giant Biogene Holding Co. Ltd.C	68,456	706,132
InnoCare Pharma Ltd.A C	503,026	658,975
Innovent Biologics, Inc.A C	92,017	637,722
Kingdee International Software Group Co. Ltd.A	265,340	450,923
Meitu, Inc.C	1,027,812	724,913
NetEase Cloud Music, Inc.A C	31,205	726,250
Pop Mart International Group Ltd.C	37,929	947,785

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

China - 11.51% (continued)

Foreign Common Stocks - 11.51% (continued)
Q Technology Group Co. Ltd.A D	681,022	$570,767
Qifu Technology, Inc., ADR	13,958	572,697
TCL Electronics Holdings Ltd.	517,633	654,750
United Laboratories International Holdings Ltd.	386,023	691,851
Wasion Holdings Ltd.	462,433	478,794
WuXi XDC Cayman, Inc.A	124,457	586,531
XD, Inc.A D	138,031	638,934
Zhejiang Leapmotor Technology Co. Ltd.A C	100,177	718,816

Total Foreign Common Stocks		10,328,151

Total China (Cost $9,205,798)		10,328,151

Denmark - 0.65% (Cost $566,472)

Foreign Common Stocks - 0.65%
Sydbank AS	9,121	581,396

Georgia - 0.89% (Cost $650,521)

Foreign Common Stocks - 0.89%
TBC Bank Group PLC	12,734	802,710

Germany - 3.78%

Foreign Common Stocks - 3.78%
Auto1 Group SEA C	24,293	579,578
DWS Group GmbH & Co. KGaAC	10,145	530,047
Hensoldt AG	9,643	745,022
HOCHTIEF AG	3,269	614,746
Scout24 SEC	7,755	919,816

Total Foreign Common Stocks		3,389,209

Total Germany (Cost $3,005,204)		3,389,209

Greece - 2.03%

Foreign Common Stocks - 2.03%
Alpha Services & Holdings SA	256,834	619,151
Metlen Energy & Metals SA	12,807	603,550
National Bank of Greece SA	56,509	594,967

Total Foreign Common Stocks		1,817,668

Total Greece (Cost $1,851,639)		1,817,668

India - 4.23%

Foreign Common Stocks - 4.23%
Avanti Feeds Ltd.	53,052	546,164
Blue Jet Healthcare Ltd.	45,994	386,478
Choice International Ltd.A	90,753	654,407
Fortis Healthcare Ltd.	59,454	478,644
Kaveri Seed Co. Ltd.	36,855	623,165
Krishna Institute of Medical Sciences Ltd.A C	74,717	578,483
Welspun Corp. Ltd.	58,558	528,856

Total Foreign Common Stocks		3,796,197

Total India (Cost $4,020,902)		3,796,197

Israel - 2.84%

Foreign Common Stocks - 2.84%
Clal Insurance Enterprises Holdings Ltd.	27,536	753,655
Elbit Systems Ltd.	2,177	835,851

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

Israel - 2.84% (continued)

Foreign Common Stocks - 2.84% (continued)
Next Vision Stabilized Systems Ltd.	36,409	$956,486

Total Foreign Common Stocks		2,545,992

Total Israel (Cost $1,910,903)		2,545,992

Italy - 4.76%

Foreign Common Stocks - 4.76%
Avio SpAA B D	31,621	685,631
Banca Mediolanum SpAB	41,370	614,882
BPER Banca SpAB	109,871	888,449
Fincantieri SpAA B	65,651	851,568
OVS SpAC	190,359	684,468
Webuild SpA	150,527	543,973

Total Foreign Common Stocks		4,268,971

Total Italy (Cost $4,002,079)		4,268,971

Japan - 13.36%

Foreign Common Stocks - 13.36%
BayCurrent, Inc.	14,643	787,555
Capcom Co. Ltd.	27,734	802,847
Concordia Financial Group Ltd.	84,823	544,723
Fujitec Co. Ltd.	15,153	593,487
GENDA, Inc.A B	8,043	60,753
Iyogin Holdings, Inc.	52,308	601,626
JINS Holdings, Inc.	10,015	627,601
Kandenko Co. Ltd.	41,599	825,696
Kawasaki Heavy Industries Ltd.	13,463	797,441
Mebuki Financial Group, Inc.	150,850	731,778
PAL GROUP Holdings Co. Ltd.	30,962	860,777
Rakuten Bank Ltd.A	19,854	826,764
Sanki Engineering Co. Ltd.	34,670	883,845
Sanrio Co. Ltd.	16,591	659,555
Sanwa Holdings Corp.	22,008	721,286
Shimizu Corp.	40,867	434,609
Skylark Holdings Co. Ltd.	30,925	641,189
U-Next Holdings Co. Ltd.	40,483	578,167

Total Foreign Common Stocks		11,979,699

Total Japan (Cost $10,355,973)		11,979,699

Mexico - 0.77% (Cost $621,256)

Foreign Common Stocks - 0.77%
Gentera SAB de CV	396,508	691,293

Netherlands - 1.04% (Cost $670,529)

Foreign Common Stocks - 1.04%
Van Lanschot Kempen NV	16,118	932,137

New Zealand - 0.62% (Cost $603,273)

Foreign Common Stocks - 0.62%
a2 Milk Co. Ltd.	106,011	555,466

Norway - 1.63%

Foreign Common Stocks - 1.63%
Gjensidige Forsikring ASA	33,350	777,698

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

Norway - 1.63% (continued)

Foreign Common Stocks - 1.63% (continued)
Protector Forsikring ASA	19,592	$688,321

Total Foreign Common Stocks		1,466,019

Total Norway (Cost $1,200,795)		1,466,019

Poland - 0.83% (Cost $655,277)

Foreign Common Stocks - 0.83%
CD Projekt SA	12,089	744,878

Republic of Korea - 8.01%

Foreign Common Stocks - 8.01%
Cafe24 Corp.A	18,259	773,262
Doosan Co. Ltd.	2,221	474,199
Hanwha Ocean Co. Ltd.A	13,619	752,087
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,183	800,405
Hyundai Rotem Co. Ltd.	12,894	1,017,733
Korea Aerospace Industries Ltd.	9,919	577,765
LIG Nex1 Co. Ltd.	3,465	781,240
PharmaResearch Co. Ltd.	4,682	1,240,079
Samyang Foods Co. Ltd.	1,124	766,993

Total Foreign Common Stocks		7,183,763

Total Republic of Korea (Cost $5,501,944)		7,183,763

Singapore - 0.95% (Cost $666,385)

Foreign Common Stocks - 0.95%
Singapore Technologies Engineering Ltd.	150,035	851,205

South Korea - 1.58%

Foreign Common Stocks - 1.58%
BHI Co. Ltd.A	36,698	729,313
HD Hyundai Mipo	5,868	688,143

Total Foreign Common Stocks		1,417,456

Total South Korea (Cost $1,352,592)		1,417,456

Sweden - 5.00%

Foreign Common Stocks - 5.00%
Avanza Bank Holding AB	19,839	661,950
Clas Ohlson AB, Class B	30,649	869,480
Dynavox Group ABA	19,935	179,967
Lagercrantz Group AB, Class B	33,279	754,721
Loomis ABB	17,214	719,513
Mycronic AB	13,406	533,438
Truecaller AB, Class B	101,167	761,461

Total Foreign Common Stocks		4,480,530

Total Sweden (Cost $3,935,096)		4,480,530

Switzerland - 3.22%

Foreign Common Stocks - 3.22%
dormakaba Holding AG	642	539,829
Sportradar Group AG, Class AA	36,013	832,261
Sulzer AG	3,970	669,563
Swissquote Group Holding SA	1,649	845,129

Total Foreign Common Stocks		2,886,782

Total Switzerland (Cost $2,252,096)		2,886,782

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

Taiwan - 4.39%

Foreign Common Stocks - 4.39%
Acter Group Corp. Ltd.	35,393	$444,308
Fulltech Fiber Glass Corp.A	518,390	441,676
Fusheng Precision Co. Ltd.	51,269	571,472
King Slide Works Co. Ltd.	14,516	791,996
Tigerair Taiwan Co. Ltd.A	251,386	648,449
United Integrated Services Co. Ltd.	38,292	529,190
Universal Microwave Technology, Inc.	43,641	515,101

Total Foreign Common Stocks		3,942,192

Total Taiwan (Cost $3,918,436)		3,942,192

United Kingdom - 4.86%

Foreign Common Stocks - 4.86%
Babcock International Group PLC	61,485	658,806
Games Workshop Group PLC	3,994	820,244
Genius Sports Ltd.A	70,167	757,102
Marex Group PLC	14,973	664,053
Sigmaroc PLCA	538,140	649,765
XPS Pensions Group PLCD	157,262	810,039

Total Foreign Common Stocks		4,360,009

Total United Kingdom (Cost $4,096,911)		4,360,009

SHORT-TERM INVESTMENTS - 1.90% (Cost $1,701,141)

Investment Companies - 1.90%
American Beacon U.S. Government Money Market Select Fund, 4.25%E F	1,701,141	1,701,141

SECURITIES LENDING COLLATERAL - 2.12% (Cost $1,902,567)

Investment Companies - 2.12%
American Beacon U.S. Government Money Market Select Fund, 4.25%E F	1,902,567	1,902,567

TOTAL INVESTMENTS - 100.10% (Cost $78,225,171)		89,786,732
LIABILITIES, NET OF ASSETS - (0.10)%		(91,823)

TOTAL NET ASSETS - 100.00%		$89,694,909

Percentages are stated as a percent of net assets.
A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at April 30, 2025 (Note 9).

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $9,828,886 or 10.96% of net assets. The Fund has no right to demand registration of these securities.

D Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E 7-day yield.

F The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2025, the investments were classified as described below:

IMC International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$8,902,420	$-	$-	$8,902,420
Austria	1,605,020	-	-	1,605,020
Brazil	856,292	-	-	856,292
Burkina Faso	721,574	-	-	721,574
Canada	5,075,995	-	-	5,075,995
China	10,328,151	-	-	10,328,151
Denmark	581,396	-	-	581,396
Georgia	802,710	-	-	802,710
Germany	3,389,209	-	-	3,389,209
Greece	1,817,668	-	-	1,817,668
India	3,796,197	-	-	3,796,197
Israel	2,545,992	-	-	2,545,992
Italy	4,268,971	-	-	4,268,971
Japan	11,979,699	-	-	11,979,699
Mexico	691,293	-	-	691,293
Netherlands	932,137	-	-	932,137
New Zealand	555,466	-	-	555,466
Norway	1,466,019	-	-	1,466,019
Poland	744,878	-	-	744,878
Republic of Korea	7,183,763	-	-	7,183,763
Singapore	851,205	-	-	851,205
South Korea	1,417,456	-	-	1,417,456
Sweden	4,480,530	-	-	4,480,530
Switzerland	2,886,782	-	-	2,886,782
Taiwan	3,942,192	-	-	3,942,192
United Kingdom	4,360,009	-	-	4,360,009
Short-Term Investments	1,701,141	-	-	1,701,141
Securities Lending Collateral	1,902,567	-	-	1,902,567

Total Investments in Securities - Assets	$89,786,732	$-	$-	$89,786,732

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

Australia - 0.40% (Cost $2,484,358)

Foreign Common Stocks - 0.40%
Rio Tinto PLC	36,608	$2,169,581

Austria - 0.48% (Cost $2,595,533)

Foreign Common Stocks - 0.48%
Mondi PLC	172,581	2,605,887

Belgium - 1.27%

Foreign Common Stocks - 1.27%
Anheuser-Busch InBev SA	57,777	3,770,076
KBC Group NV	23,488	2,156,876
Syensqo SA	14,223	1,008,967

Total Foreign Common Stocks		6,935,919

Total Belgium (Cost $6,149,298)		6,935,919

Canada - 2.54%

Foreign Common Stocks - 2.54%
Barrick Gold Corp.	60,000	1,144,204
Canadian Pacific Kansas City Ltd.	65,561	4,761,804
Gildan Activewear, Inc.	60,839	2,803,643
Linamar Corp.	43,147	1,583,350
Open Text Corp.	32,436	878,073
Parkland Corp.	45,961	1,157,860
Suncor Energy, Inc.	44,836	1,583,537

Total Foreign Common Stocks		13,912,471

Total Canada (Cost $14,524,273)		13,912,471

China - 3.12%

Foreign Common Stocks - 3.12%
AIA Group Ltd.	355,400	2,662,430
ArcelorMittal SA	68,706	2,017,448
Prudential PLC	974,443	10,282,639
Techtronic Industries Co. Ltd.	210,500	2,127,907

Total Foreign Common Stocks		17,090,424

Total China (Cost $18,271,403)		17,090,424

Denmark - 0.49% (Cost $2,811,437)

Foreign Common Stocks - 0.49%
Novo Nordisk AS, Class B	40,493	2,673,927

Finland - 0.37% (Cost $1,465,739)

Foreign Common Stocks - 0.37%
Fortum OYJ	120,487	2,012,600

France - 15.43%

Foreign Common Stocks - 15.43%
Air Liquide SA	18,427	3,769,197
Alstom SAA	325,398	7,822,271
Arkema SA	31,593	2,385,413
AXA SA	55,651	2,620,750
BNP Paribas SA	49,919	4,201,156
Bureau Veritas SA	98,639	3,115,402
Capgemini SE	31,900	5,053,890
Cie de Saint-Gobain SA	53,815	5,822,095
Eiffage SA	22,796	3,092,479

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

France - 15.43% (continued)

Foreign Common Stocks - 15.43% (continued)
Engie SA	179,827	$3,704,596
Kering SA	33,361	6,740,008
Orange SA	335,980	4,866,164
Pernod Ricard SA	14,352	1,548,151
Rexel SA	58,773	1,623,911
Societe Generale SA	166,924	8,622,957
Sodexo SA	3,046	192,892
Teleperformance SE	60,864	6,650,899
Thales SA	16,722	4,639,270
Verallia SAB	216,416	7,198,102
Worldline SAA B C	152,858	843,315

Total Foreign Common Stocks		84,512,918

Total France (Cost $79,811,785)		84,512,918

Germany - 9.86%

Foreign Common Stocks - 9.86%
Bayerische Motoren Werke AG	61,517	5,177,935
Brenntag SE	28,214	1,872,348
Continental AG	96,971	7,518,384
Daimler Truck Holding AG	75,157	2,993,580
Deutsche Bank AG	76,282	1,985,842
Deutsche Post AG	91,324	3,880,651
Deutsche Telekom AG	77,835	2,786,343
E.ON SE	89,691	1,566,264
Heidelberg Materials AG	4,982	983,443
Infineon Technologies AG	108,897	3,563,987
Lanxess AG	79,529	2,362,277
Mercedes-Benz Group AG	84,945	5,049,187
Merck KGaA	16,863	2,328,687
MTU Aero Engines AG	7,221	2,485,997
Puma SE	54,614	1,396,395
Rheinmetall AG	1,554	2,638,914
SAP SE	8,043	2,326,170
Siemens AG	6,275	1,435,589
Siemens Healthineers AGB	30,181	1,619,949

Total Foreign Common Stocks		53,971,942

Total Germany (Cost $52,083,043)		53,971,942

Israel - 0.40% (Cost $2,023,121)

Foreign Common Stocks - 0.40%
Wix.com Ltd.A	12,977	2,200,769

Italy - 2.38%

Foreign Common Stocks - 2.38%
Enel SpA	361,643	3,131,651
Eni SpA	126,838	1,824,844
Ryanair Holdings PLC, ADR	31,810	1,522,427
UniCredit SpA	114,017	6,583,500

Total Foreign Common Stocks		13,062,422

Total Italy (Cost $9,116,501)		13,062,422

Japan - 11.84%

Foreign Common Stocks - 11.84%
Bandai Namco Holdings, Inc.	66,100	2,287,935
Disco Corp.	6,500	1,255,630

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

Japan - 11.84% (continued)

Foreign Common Stocks - 11.84% (continued)
FANUC Corp.	143,500	$3,667,289
Fujitsu Ltd.	121,300	2,673,215
Hitachi Ltd.	80,200	1,973,308
MatsukiyoCocokara & Co.	160,700	2,952,011
Mitsui Fudosan Co. Ltd.	179,600	1,769,873
Mizuho Financial Group, Inc.	109,900	2,751,728
Murata Manufacturing Co. Ltd.	139,800	2,164,759
NEC Corp.	162,800	3,957,846
Nintendo Co. Ltd.	21,900	1,811,981
Nippon Sanso Holdings Corp.	72,700	2,321,132
Nitori Holdings Co. Ltd.	16,500	1,970,468
Otsuka Holdings Co. Ltd.	24,000	1,167,772
Renesas Electronics Corp.	435,900	5,098,914
Resona Holdings, Inc.	293,600	2,338,861
Shimadzu Corp.	79,600	2,042,053
Shin-Etsu Chemical Co. Ltd.	84,500	2,558,994
SMC Corp.	10,700	3,477,612
Sompo Holdings, Inc.	31,200	1,013,596
SUMCO Corp.C	600,500	4,132,690
Sumitomo Corp.	209,600	5,127,856
Suzuki Motor Corp.	138,500	1,653,999
Tokyo Electron Ltd.	15,200	2,256,399
Toyo Suisan Kaisha Ltd.	37,400	2,411,722

Total Foreign Common Stocks		64,837,643

Total Japan (Cost $67,139,880)		64,837,643

Jordan - 0.29% (Cost $1,432,086)

Foreign Common Stocks - 0.29%
Hikma Pharmaceuticals PLC	59,825	1,582,617

Netherlands - 6.40%

Foreign Common Stocks - 6.40%
Aegon Ltd.	514,586	3,283,169
Akzo Nobel NV	66,525	4,187,161
ASML Holding NV	6,399	4,222,607
Heineken NV	26,064	2,323,745
ING Groep NV	466,315	8,987,904
Koninklijke Philips NV	124,707	3,151,831
NN Group NV	16,083	982,038
Randstad NV	134,707	5,374,674
Universal Music Group NV	87,143	2,551,912

Total Foreign Common Stocks		35,065,041

Total Netherlands (Cost $33,782,396)		35,065,041

Republic of Korea - 4.54%

Foreign Common Stocks - 4.54%
BGF retail Co. Ltd.	16,137	1,223,755
Hyundai Mobis Co. Ltd.	25,130	4,729,001
Kia Corp.	13,943	886,702
KT&G Corp.	11,067	892,990
Samsung Electronics Co. Ltd.	362,210	14,141,861
Samsung Fire & Marine Insurance Co. Ltd.	2,130	561,157
Shinhan Financial Group Co. Ltd.	36,588	1,322,985
SK Hynix, Inc.	8,994	1,123,064

Total Foreign Common Stocks		24,881,515

Total Republic of Korea (Cost $25,804,817)		24,881,515

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

Singapore - 1.31%

Foreign Common Stocks - 1.31%
DBS Group Holdings Ltd.	86,951	$2,826,024
Singapore Telecommunications Ltd.	888,200	2,570,551
United Overseas Bank Ltd.	66,400	1,761,041

Total Foreign Common Stocks		7,157,616

Total Singapore (Cost $5,045,202)		7,157,616

South Korea - 0.42%

Foreign Common Stocks - 0.42%
Hana Financial Group, Inc.	47,703	2,164,505
Korea Electric Power Corp.	7,957	143,578

Total Foreign Common Stocks		2,308,083

Total South Korea (Cost $2,181,732)		2,308,083

Spain - 1.78%

Foreign Common Stocks - 1.78%
Bankinter SA	284,464	3,299,893
Industria de Diseno Textil SA	34,369	1,839,287
Repsol SA	376,465	4,610,233

Total Foreign Common Stocks		9,749,413

Total Spain (Cost $8,372,295)		9,749,413

Sweden - 1.27%

Foreign Common Stocks - 1.27%
Electrolux AB, Class BA	188,839	1,172,246
Hexagon AB, Class BC	252,066	2,443,075
Sandvik ABC	98,697	2,043,275
Volvo Car AB, Class BA C	764,992	1,300,775

Total Foreign Common Stocks		6,959,371

Total Sweden (Cost $9,754,296)		6,959,371

Switzerland - 2.40%

Foreign Common Stocks - 2.40%
ABB Ltd.	61,898	3,239,080
Adecco Group AGC	250,335	6,496,851
Cie Financiere Richemont SA, Class A	14,529	2,556,900
Julius Baer Group Ltd.	12,932	834,191

Total Foreign Common Stocks		13,127,022

Total Switzerland (Cost $13,202,221)		13,127,022

United Kingdom - 18.91%

Foreign Common Stocks - 18.91%
3i Group PLC	71,312	4,023,890
AstraZeneca PLC	47,772	6,830,065
Barclays PLC	2,849,281	11,270,205
Barratt Redrow PLC	446,909	2,774,286
Berkeley Group Holdings PLC	26,859	1,492,652
British American Tobacco PLC	182,020	7,878,940
Coca-Cola Europacific Partners PLC	23,021	2,065,485
Compass Group PLC	83,973	2,817,916
Croda International PLC	66,578	2,618,379
Diageo PLC	128,735	3,589,145
JD Sports Fashion PLC	762,542	798,562
Kingfisher PLC	373,022	1,427,748

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

United Kingdom - 18.91% (continued)

Foreign Common Stocks - 18.91% (continued)
Legal & General Group PLC	440,808	$1,377,606
NatWest Group PLC	96,500	614,992
Reckitt Benckiser Group PLC	187,155	12,067,017
RELX PLC	142,044	7,696,357
Rolls-Royce Holdings PLC	673,329	6,767,784
RS Group PLC	199,593	1,371,218
Segro PLC	170,702	1,548,329
Smith & Nephew PLC	132,711	1,864,147
Smiths Group PLC	9,149	227,275
Standard Chartered PLC	110,814	1,589,057
Taylor Wimpey PLC	3,631,940	5,684,920
Unilever PLC	82,897	5,257,595
WH Smith PLC	121,519	1,464,824
Whitbread PLC	136,127	4,704,131
WPP PLC	489,877	3,761,776

Total Foreign Common Stocks		103,584,301

Total United Kingdom (Cost $90,831,322)		103,584,301

United States - 9.61%

Common Stocks - 9.61%
Aon PLC, Class A	6,927	2,457,630
BP PLC	841,259	3,927,376
Carnival PLCA	152,183	2,536,194
Chubb Ltd.	5,796	1,658,120
CNH Industrial NV	37,460	433,412
CRH PLC	17,929	1,710,785
Experian PLC	60,045	2,972,818
GSK PLC	627,529	12,406,635
ICON PLCA	4,364	660,884
Roche Holding AG	35,421	11,557,370
Sanofi SA	90,993	9,885,513
Shell PLC	74,245	2,414,786

Total Common Stocks		52,621,523

Total United States (Cost $55,228,506)		52,621,523

SHORT-TERM INVESTMENTS - 3.39% (Cost $18,548,322)

Investment Companies - 3.39%
American Beacon U.S. Government Money Market Select Fund, 4.25%D E	18,548,322	18,548,322

SECURITIES LENDING COLLATERAL - 0.24% (Cost $1,308,136)

Investment Companies - 0.24%
American Beacon U.S. Government Money Market Select Fund, 4.25%D E	1,308,136	1,308,136

TOTAL INVESTMENTS - 99.14% (Cost $523,967,702)		542,879,463
OTHER ASSETS, NET OF LIABILITIES - 0.86%		4,728,116

TOTAL NET ASSETS - 100.00%		$547,607,579

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $9,661,366 or 1.76% of net assets. The Fund has no right to demand registration of these securities.

C All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at April 30, 2025 (Note 9).

D 7-day yield.

E The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs – Real Estate Investment Trusts.

Long Futures Contracts Open on April 30, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. mini MSCI EAFE Index Futures	136	June 2025	$16,607,377	$16,963,960	$356,583

			$16,607,377	$16,963,960	$356,583

Glossary:

Index Abbreviations:
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2025, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$2,169,581	$-	$-	$2,169,581
Austria	2,605,887	-	-	2,605,887
Belgium	6,935,919	-	-	6,935,919
Canada	13,912,471	-	-	13,912,471
China	17,090,424	-	-	17,090,424
Denmark	2,673,927	-	-	2,673,927
Finland	2,012,600	-	-	2,012,600
France	84,512,918	-	-	84,512,918
Germany	53,971,942	-	-	53,971,942
Israel	2,200,769	-	-	2,200,769
Italy	13,062,422	-	-	13,062,422
Japan	64,837,643	-	-	64,837,643
Jordan	1,582,617	-	-	1,582,617
Netherlands	35,065,041	-	-	35,065,041
Republic of Korea	24,881,515	-	-	24,881,515
Singapore	7,157,616	-	-	7,157,616
South Korea	2,308,083	-	-	2,308,083
Spain	9,749,413	-	-	9,749,413
Sweden	6,959,371	-	-	6,959,371
Switzerland	13,127,022	-	-	13,127,022
United Kingdom	103,584,301	-	-	103,584,301
Common Stocks
United States	52,621,523	-	-	52,621,523
Short-Term Investments	18,548,322	-	-	18,548,322
Securities Lending Collateral	1,308,136	-	-	1,308,136

Total Investments in Securities - Assets	$542,879,463	$-	$-	$542,879,463

Financial Derivative Instruments - Assets
Futures Contracts	$356,583	$-	$-	$356,583

Total Financial Derivative Instruments - Assets	$356,583	$-	$-	$356,583

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	IMC International Small Cap Fund	International Equity Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$86,183,024	$523,023,005
Investments in affiliated securities, at fair value‡	3,603,708	19,856,458
Foreign currency, at fair value^	34,644	294,945
Cash collateral held at broker for futures contracts	-	1,083,000
Dividends and interest receivable	247,306	2,686,798
Receivable for investments sold	2,131,454	4,373,663
Receivable for fund shares sold	287,680	434,781
Receivable for tax reclaims	981,383	3,966,558
Receivable for expense reimbursement (Note 2)	16,116	12,406
Receivable for variation margin on open futures contracts (Note 5)	-	356,884
Prepaid expenses	45,401	98,009

Total assets.	93,530,716	556,186,507

Liabilities:
Payable for investments purchased	1,316,219	5,009,476
Payable for fund shares redeemed.	298,753	753,797
Cash due to broker for futures contracts	-	402,474
Management and sub-advisory fees payable (Note 2)	56,612	668,112
Service fees payable (Note 2)	10,202	24,397
Transfer agent fees payable (Note 2)	3,734	30,610
Payable upon return of securities loaned (Note 9)§	1,902,567	1,308,136
Custody and fund accounting fees payable	104,467	155,263
Professional fees payable.	91,354	56,359
Trustee fees payable (Note 2)	700	4,508
Payable for prospectus and shareholder reports	25,471	137,470
Other liabilities	25,728	28,326

Total liabilities	3,835,807	8,578,928

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$89,694,909	$547,607,579

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	IMC International Small Cap Fund	International Equity Fund
Analysis of net assets:
Paid-in-capital	$83,105,878	$507,208,868
Total distributable earnings (deficits)A	6,589,031	40,398,711

Net assets	$89,694,909	$547,607,579

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	296,931	16,136,909

Y Class	2,639,610	3,482,438

Investor Class	2,727,309	3,031,300

Advisor Class	N/A	788,030

A Class	N/A	613,743

C Class	N/A	159,391

R6 Class	N/A	8,077,747

Net assets:
R5 Class	$4,717,389	$271,484,270

Y Class	$41,630,757	$62,643,994

Investor Class	$43,346,763	$50,576,685

Advisor Class	N/A	$13,707,467

A Class	N/A	$10,178,608

C Class	N/A	$2,519,553

R6 Class	N/A	$136,497,002

Net asset value, offering and redemption price per share:
R5 Class	$15.89	$16.82

Y Class	$15.77	$17.99

Investor Class	$15.89	$16.68

Advisor Class	N/A	$17.39

A Class	N/A	$16.58

A Class (offering price)	N/A	$17.59

C Class	N/A	$15.81

R6 Class	N/A	$16.90

† Cost of investments in unaffiliated securities.	$74,621,463	$504,111,244
‡ Cost of investments in affiliated securities	$3,603,708	$19,856,458
§ Fair value of securities on loan	$5,100,961	$10,995,442
^ Cost of foreign currency	$34,123	$294,196

A	The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended April 30, 2025 (Unaudited)

	IMC International Small Cap Fund	International Equity Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$713,644	$8,552,082
Dividend income from affiliated securities (Note 2)	52,101	326,589
Interest income (net of foreign taxes)†	45	30,521
Income derived from securities lending (Note 9)	32,605	22,416
Other income	64	230

Total investment income.	798,459	8,931,838

Expenses:
Management and sub-advisory fees (Note 2)	425,966	1,772,255
Transfer agent fees (Note 2):
R5 Class	1,265	49,854
Y Class	29,189	38,793
Investor Class	2,554	10,051
Advisor Class	-	855
A Class	-	2,046
C Class	-	1,662
R6 Class	-	14,686
Custody and fund accounting fees	92,891	122,598
Professional fees	40,364	80,446
Registration fees and expenses	26,212	52,771
Service fees (Note 2):
Investor Class	69,774	83,111
Advisor Class	-	17,519
A Class	-	7,851
C Class	-	1,384
Distribution fees (Note 2):
Advisor Class	-	17,479
A Class	-	12,214
C Class	-	12,390
Prospectus and shareholder report expenses.	12,835	60,846
Trustee fees (Note 2)	5,349	25,775
Loan interest expense (Note 2)	10,211	1,038
Line of credit interest expense (Note 10)	755	3,698
Other expenses	12,406	51,844

Total expenses	729,771	2,441,166

Net fees waived and expenses (reimbursed) (Note 2)	(75,880)	(71,273)

Net expenses	653,891	2,369,893

Net investment income	144,568	6,561,945

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	$(4,317,307)	$25,787,372
Commission recapture (Note 1)	-	(3)
Foreign currency transactions	(209,884)	(11,170)
Futures contracts	-	(5,454)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	909,513	8,994,814
Foreign currency transactions	179,629	207,730
Futures contracts	-	1,275,401

Net gain (loss) from investments	(3,438,049)	36,248,690

Net increase (decrease) in net assets resulting from operations	$(3,293,481)	$42,810,635

† Foreign taxes	$121,331	$752,959

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	IMC International Small Cap Fund		International Equity Fund
	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$144,568	$1,353,004	$6,561,945	$21,398,604
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	(4,527,191)	12,800,493	25,770,745	138,899,948
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, and futures contracts	1,089,142	8,870,083	10,477,945	23,351,597

Net increase (decrease) in net assets resulting from operations	(3,293,481)	23,023,580	42,810,635	183,650,149

Distributions to shareholders:
Total retained earnings:
R5 Class	(801,631)	(138,937)	(55,815,455)	(20,300,284)
Y Class	(5,709,336)	(1,243,710)	(14,630,183)	(4,658,524)
Investor Class	(4,457,797)	(1,067,041)	(9,500,932)	(3,138,410)
Advisor Class	-	-	(2,631,766)	(617,707)
A Class	-	-	(1,875,805)	(525,588)
C Class	-	-	(477,522)	(119,521)
R6 Class	-	-	(25,181,661)	(17,067,264)

Net distributions to shareholders	(10,968,764)	(2,449,688)	(110,113,324)	(46,427,298)

Capital share transactions (Note 11):
Proceeds from sales of shares.	8,835,732	17,327,215	50,008,596	112,495,053
Reinvestment of dividends and distributions	9,054,953	1,985,343	107,190,375	45,531,550
Cost of shares redeemed	(40,357,597)	(43,285,575)	(140,386,508)	(576,675,248)

Net increase (decrease) in net assets from capital share transactions	(22,466,912)	(23,973,017)	16,812,463	(418,648,645)

Net (decrease) in net assets	(36,729,157)	(3,399,125)	(50,490,226)	(281,425,794)

Net assets:
Beginning of period	126,424,066	129,823,191	598,097,805	879,523,599

End of period	$89,694,909	$126,424,066	$547,607,579	$598,097,805

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of April 30, 2025, the Trust consists of twenty-seven active series, two of which are presented in this filing: American Beacon IMC International Small Cap Fund and American Beacon International Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-five active series are reported in separate filings. From November 1, 2024 to February 23, 2025, the American Beacon IMC International Small Cap Fund was known as American Beacon EAM International Small Cap Fund.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Funds’ custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedules:

IMC International Small Cap Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

International Equity Fund

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the American Beacon International Equity Fund, and the Manager have entered into Investment Advisory Agreements with Causeway Capital Management LLC; Lazard Asset Management LLC; and American Century Investment Management Inc. (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Trust, on behalf of the American Beacon IMC International Small Cap Fund, and the Manager have entered into an Investment Advisory Agreement with Global IMC LLC (formerly known as EAM Global Investors LLC) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily according to the following schedule:

First $1 billion	0.40%
Next $1 billion	0.35%
Over $2 billion	0.325%

The Management and Sub-Advisory Fees paid by the Funds for the period ended April 30, 2025 were as follows:

IMC International Small Cap Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$207,223
Sub-Advisory Fees	0.40%	218,743

Total	0.75%	$425,966

International Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$979,939
Sub-Advisory Fees	0.26%	792,316

Total	0.61%	$1,772,255

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended April 30, 2025, the Manager received securities lending fees of $4,114 and $2,784 for the securities lending activities of the IMC International Small Cap Fund and International Equity Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
IMC International Small Cap	$28,391
International Equity	76,483

As of April 30, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
IMC International Small Cap	$3,734
International Equity	11,296

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an April 30, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2025 Fair Value
U.S. Government Money Market Select	Direct	IMC International Small Cap	$1,701,141	$-	$-	$52,101	$1,701,141
U.S. Government Money Market Select	Securities Lending	IMC International Small Cap	1,902,567	-	-	N/A	1,902,567
U.S. Government Money Market Select	Direct	International Equity	18,548,322	-	-	326,589	18,548,322
U.S. Government Money Market Select	Securities Lending	International Equity	1,308,136	-	-	N/A	1,308,136

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2025, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
IMC International Small Cap	$1,213	$396	$1,609
International Equity	7,600	974	8,574

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2025, the IMC International Small Cap Fund borrowed on average $4,456,145 for 10 days at an average interest rate of 5.24% with interest charges of $10,211 and the International Equity Fund borrowed $2,458,142 for 1 day at an interest rate of 5.14% with interest charges of $1,038. These amounts are recorded as “Loan interest expense” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for certain classes of the International Equity Fund and the IMC International Small Cap Fund, through February 28, 2026, to the extent that

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and other extraordinary expenses) exceed the expense cap. During the period ended April 30, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2024 - 2/29/2025	3/1/2025 - 4/30/2025	Reimbursed Expenses	(Recouped) Expenses
IMC International Small Cap	R5	0.89%	0.89%	$10,161	$-	2027-2028
IMC International Small Cap	Y	1.10%	1.10%	35,182	-	2027-2028
IMC International Small Cap	Investor	1.30%	1.30%	30,537	-	2027-2028
International Equity	R6	0.69%	0.69%	71,273	-	2027-2028

Of the above amounts, $16,116 and $12,406 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at April 30, 2025 for the IMC International Small Cap Fund and International Equity Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
IMC International Small Cap	$-	$1,541	$242	2024-2025
IMC International Small Cap	-	23,655	-	2025-2026
IMC International Small Cap	-	226,142	-	2026-2027
International Equity	13,542	10,183	46,395	2024-2025
International Equity	-	241,021	-	2025-2026
International Equity	-	220,508	-	2026-2027

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2025, RID collected $77 for International Equity Fund from the sale of A Class Shares. The IMC International Small Cap Fund does not offer A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2025, there were no CDSC fees collected for the A Class Shares of the International Equity Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares of the International Equity Fund Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2025, CDSC fees of $22 were collected for the C Class Shares of International Equity Fund. The IMC International Small Cap Fund does not offer C Class Shares.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the oversight of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended April 30, 2025 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended April 30, 2025, the IMC International Small Cap Fund did not enter into any forward foreign currency contracts and the International Equity Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations. At April 30, 2025, the International Equity Fund did not have any forward foreign currency contracts outstanding.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2025, the International Equity Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2025
International Equity	159

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

International Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$356,583	$356,583

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(5,454)	$(5,454)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$1,275,401	$1,275,401

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2025.

IMC International Small Cap Fund

	Remaining Contractual Maturity of the Agreements As of April 30, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,902,567	$-	$-	$-	$1,902,567

Total Borrowings	$1,902,567	$-	$-	$-	$1,902,567

Gross amount of recognized liabilities for securities lending transactions					$1,902,567

International Equity Fund

Offsetting of Financial and Derivative Assets as of April 30, 2025:
	Assets	Liabilities
Futures Contracts(1)	$356,583	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$356,583	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(356,583)	$-

	Remaining Contractual Maturity of the Agreements As of April 30, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,308,136	$-	$-	$-	$1,308,136

Total Borrowings	$1,308,136	$-	$-	$-	$1,308,136

Gross amount of recognized liabilities for securities lending transactions					$1,308,136

(1) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of their service providers, their counterparties or the issuers of securities in which the Funds invests. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in

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Notes to Financial Statements

April 30, 2025 (Unaudited)

emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Funds that invest in high-yield, and, or have exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Multiple Sub-Advisor Risk

The Manager allocates the International Equity Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment

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Notes to Financial Statements

April 30, 2025 (Unaudited)

companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. A Fund will be subject to the risks associated with investments in those companies, including but not limited to interest rate risk, credit risk and market risk.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of

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Notes to Financial Statements

April 30, 2025 (Unaudited)

taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2025, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IMC International Small Cap	$78,780,131	$12,531,950	$(1,522,944)	$11,009,006
International Equity	532,992,588	63,927,473	(53,886,817)	10,040,656

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses

As of October 31, 2024, the Funds did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
IMC International Small Cap	$124,243,850	$157,436,668
International Equity	136,204,681	221,522,576

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2025 were as follows:

Fund	Type of Transaction	October 31, 2024 Shares/Fair Value	Purchases	Sales	April 30, 2025 Shares/Fair Value
IMC International Small Cap	Direct	$3,672,653	$49,901,219	$51,872,731	$1,701,141
IMC International Small Cap	Securities Lending	67,200	8,144,631	6,309,264	1,902,567
International Equity	Direct	$19,354,297	168,937,672	169,743,647	18,548,322
International Equity	Securities Lending	2,442,760	8,822,491	9,957,115	1,308,136

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Notes to Financial Statements

April 30, 2025 (Unaudited)

9. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
IMC International Small Cap	$5,100,961	$1,902,567	$3,476,558	$5,379,125
International Equity	10,995,442	1,308,136	10,258,175	11,566,311

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

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Notes to Financial Statements

April 30, 2025 (Unaudited)

10. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2025, the Funds did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
IMC International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	90,028	$1,475,930	91,304	$1,649,842
Reinvestment of dividends	50,544	801,631	8,451	138,937
Shares redeemed	(304,448)	(4,780,525)	(51,572)	(928,768)

Net increase (decrease) in shares outstanding	(163,876)	$(2,502,964)	48,183	$860,011

	Y Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
IMC International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	315,738	$4,986,008	474,289	$8,271,875
Reinvestment of dividends	256,986	4,050,098	55,611	911,458
Shares redeemed	(1,460,534)	(21,705,922)	(1,103,789)	(19,105,361)

Net (decrease) in shares outstanding	(887,810)	$(12,669,816)	(573,889)	$(9,922,028)

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Notes to Financial Statements

April 30, 2025 (Unaudited)

	Investor Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
IMC International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	143,965	$2,373,794	416,836	$7,405,498
Reinvestment of dividends	264,520	4,203,224	56,629	934,948
Shares redeemed	(818,593)	(13,871,150)	(1,314,525)	(23,251,446)

Net (decrease) in shares outstanding	(410,108)	$(7,294,132)	(841,060)	$(14,911,000)

	R5 Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,116,265	$18,293,434	1,275,928	$23,962,085
Reinvestment of dividends	3,663,496	54,402,910	1,101,966	19,912,534
Shares redeemed	(4,191,832)	(67,440,339)	(11,561,436)	(214,281,949)

Net increase (decrease) in shares outstanding	587,929	$5,256,005	(9,183,542)	$(170,407,330)

	Y Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	284,988	$4,877,192	533,844	$10,553,834
Reinvestment of dividends	910,027	14,451,225	240,581	4,587,876
Shares redeemed	(1,887,726)	(32,717,492)	(1,581,261)	(31,258,707)

Net (decrease) in shares outstanding	(692,711)	$(13,389,075)	(806,836)	$(16,116,997)

	Investor Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	181,899	$2,965,876	150,953	$2,813,915
Reinvestment of dividends	633,647	9,339,960	172,001	3,089,134
Shares redeemed	(497,050)	(7,941,306)	(1,470,504)	(26,829,824)

Net increase (decrease) in shares outstanding	318,496	$4,364,530	(1,147,550)	$(20,926,775)

	Advisor Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	106,427	$1,911,658	76,294	$1,499,384
Reinvestment of dividends	171,015	2,630,212	33,225	617,326
Shares redeemed	(196,737)	(3,350,078)	(119,270)	(2,322,072)

Net increase (decrease) in shares outstanding	80,705	$1,191,792	(9,751)	$(205,362)

	A Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	65,076	$1,069,808	159,796	$2,963,199
Reinvestment of dividends	126,720	1,857,713	29,150	520,904
Shares redeemed	(96,212)	(1,549,422)	(214,751)	(4,077,761)

Net increase (decrease) in shares outstanding	95,584	$1,378,099	(25,805)	$(593,658)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

	C Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	12,397	$192,887	23,520	$419,997
Reinvestment of dividends	34,084	477,523	6,898	118,845
Shares redeemed	(30,386)	(473,127)	(52,208)	(929,371)

Net increase (decrease) in shares outstanding	16,095	$197,283	(21,790)	$(390,529)

	R6 Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,237,936	$20,697,741	3,731,057	$70,282,639
Reinvestment of dividends	1,611,726	24,030,832	920,802	16,684,931
Shares redeemed	(1,623,682)	(26,914,744)	(15,134,620)	(296,975,564)

Net increase (decrease) in shares outstanding	1,225,980	$17,813,829	(10,482,761)	$(210,007,994)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon IMC International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months		Year Ended October 31,
	Ended April 30, 2025K		2024	2023B		2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$17.78		$15.31	$13.47		$19.56	$15.58		$15.65

Income (loss) from investment operations:
Net investment income	0.03	C	0.36	0.15	CD	0.20	0.60	E	0.03
Net gains (losses) on investments (both realized and unrealized)	(0.27)		2.45	1.96		(5.53)	3.50		0.29

Total income (loss) from investment operations	(0.24)		2.81	2.11		(5.33)	4.10		0.32

Less distributions:
Dividends from net investment income	(0.25)		(0.34)	(0.27)		(0.76)	(0.12)		(0.39)
Distributions from net realized gains	(1.40)		-	-		-	-		-

Total distributions	(1.65)		(0.34)	(0.27)		(0.76)	(0.12)		(0.39)

Net asset value, end of period	$15.89		$17.78	$15.31		$13.47	$19.56		$15.58

Total returnF	(1.32	)%G	18.52%	15.75%		(28.31)%	26.38%		1.94%

Ratios and supplemental data:
Net assets, end of period	$4,717,389		$8,195,147	$6,316,496		$13,963,043	$20,907,091		$20,327,704
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18	%H	1.21%	1.21%		0.90%	0.92%		0.91%
Expenses, net of reimbursements and/or recoupments	0.91	%HJ I	0.89%	0.89%		0.89%	0.91	%I	0.89%
Net investment income, before expense reimbursements and/or recoupments	0.11	%H	0.97%	0.63	%D	1.30%	3.14	%E	0.84%
Net investment income, net of reimbursements and/or recoupments	0.38	%H	1.29%	0.95	%D	1.31%	3.15	%E	0.86%
Portfolio turnover rate	117	%G	260%	292%		21%	34%		28%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On January 20, 2023, Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0312.
E	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3366.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
J	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
K	On February 4, 2025, sub-advisor’s name changed to Global IMC LLC (formerly known as EAM Global Investors, LLC).

See accompanying notes

American Beacon IMC International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months		Year Ended October 31,
	Ended April 30, 2025J		2024		2023A		2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$17.69		$15.24		$13.46		$19.54	$15.56		$15.64

Income (loss) from investment operations:
Net investment income	0.03	B	0.05		0.20	BC	0.04	0.59	D	0.05
Net gains (losses) on investments (both realized and unrealized)	(0.30)		2.72		1.84		(5.36)	3.49		0.25

Total income (loss) from investment operations	(0.27)		2.77		2.04		(5.32)	4.08		0.30

Less distributions:
Dividends from net investment income	(0.25)		(0.32)		(0.26)		(0.76)	(0.10)		(0.38)
Distributions from net realized gains	(1.40)		-		-		-	-		-

Total distributions	(1.65)		(0.32)		(0.26)		(0.76)	(0.10)		(0.38)

Net asset value, end of period	$15.77		$17.69		$15.24		$13.46	$19.54		$15.56

Total returnE	(1.50	)%F	18.31%		15.21%		(28.31)%	26.25%		1.84%

Ratios and supplemental data:
Net assets, end of period	$41,630,757		$62,393,608		$62,512,548		$96,269,149	$160,793,226		$136,563,697
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.25	%G	1.27%		1.26%		0.95%	0.98%		0.99%
Expenses, net of reimbursements and/or recoupments	1.12	%GIK	1.13	%H	1.26%		0.95%	0.98%		0.99%
Net investment income, before expense reimbursements and/or recoupments	0.21	%G	0.93%		1.24	%C	1.21%	3.40	%D	0.78%
Net investment income, net of reimbursements and/or recoupments	0.34	%G	1.07%		1.24	%C	1.21%	3.40	%D	0.78%
Portfolio turnover rate	117	%F	260%		292%		21%	34%		28%

A	On January 20, 2023, Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0439.
D	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3834.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 29, 2024.
I	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
J	On February 4, 2025, sub-advisor’s name changed to Global IMC LLC (formerly known as EAM Global Investors, LLC).
K	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

American Beacon IMC International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months		Year Ended October 31,
	Ended April 30, 2025J		2024		2023A		2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$17.80		$15.33		$13.51		$19.59	$15.60		$15.61

Income (loss) from investment operations:
Net investment income	0.01	B	0.45		0.48	C	0.65	0.76	D	0.25
Net gains (losses) on investments (both realized and unrealized)	(0.30)		2.30		1.55		(6.04)	3.29		0.01

Total income (loss) from investment operations	(0.29)		2.75		2.03		(5.39)	4.05		0.26

Less distributions:
Dividends from net investment income	(0.22)		(0.28)		(0.21)		(0.69)	(0.06)		(0.27)
Distributions from net realized gains	(1.40)		-		-		-	-		-

Total distributions	(1.62)		(0.28)		(0.21)		(0.69)	(0.06)		(0.27)

Net asset value, end of period	$15.89		$17.80		$15.33		$13.51	$19.59		$15.60

Total returnE	(1.62	)%F	18.07%		15.06%		(28.49)%	26.01%		1.63%

Ratios and supplemental data:
Net assets, end of period	$43,346,763		$55,835,311		$60,994,147		$72,187,362	$180,324,267		$198,905,986
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.46	%G	1.51%		1.46%		1.18%	1.20%		1.18%
Expenses, net of reimbursements and/or recoupments	1.33	%GIK	1.34	%H	1.46%		1.18%	1.20%		1.18%
Net investment income, before expense reimbursements and/or recoupments	0.02	%G	0.70%		1.10	%C	1.03%	2.81	%D	0.63%
Net investment income, net of reimbursements and/or recoupments	0.15	%G	0.87%		1.10	%C	1.03%	2.81	%D	0.63%
Portfolio turnover rate	117	%F	260%		292%		21%	34%		28%

A	On January 20, 2023, Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0406.
D	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3074.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 29, 2024.
I	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
J	On February 4, 2025, sub-advisor’s name changed to Global IMC LLC (formerly known as EAM Global Investors, LLC).
K	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months		Year Ended October 31,
	Ended April 30, 2025		2024	2023	2022	2021		2020B

	(unaudited)
Net asset value, beginning of period	$19.36		$16.72	$14.31	$20.31	$14.73		$18.06

Income (loss) from investment operations:
Net investment income	0.20	C	0.61	0.56	0.39	0.45	D	0.36
Net gains (losses) on investments (both realized and unrealized)	0.92		3.01	2.28	(4.40)	5.43		(3.15)

Total income (loss) from investment operations	1.12		3.62	2.84	(4.01)	5.88		(2.79)

Less distributions:
Dividends from net investment income	(0.83)		(0.61)	(0.43)	(0.65)	(0.30)		(0.54)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-		-

Total distributions	(3.66)		(0.98)	(0.43)	(1.99)	(0.30)		(0.54)

Net asset value, end of period	$16.82		$19.36	$16.72	$14.31	$20.31		$14.73

Total returnE	8.29	%F	22.05%	20.09%	(21.69)%	40.18%		(16.04)%

Ratios and supplemental data:
Net assets, end of period	$271,484,270		$301,082,293	$413,488,011	$891,001,265	$1,329,626,349		$968,859,543
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.81	%G	0.77%	0.79%	0.72%	0.73%		0.72%
Expenses, net of reimbursements and/or recoupments	0.81	%G	0.77%	0.79%	0.72%	0.73%		0.72%
Net investment income, before expense reimbursements and/or recoupments	2.37	%G	2.57%	2.30%	2.17%	2.31	%D	1.83%
Net investment income, net of reimbursements and/or recoupments	2.37	%G	2.57%	2.30%	2.17%	2.31	%D	1.83%
Portfolio turnover rate	25	%F	43%	46%	38%	41%		77%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0746.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months		Year Ended October 31,
	Ended April 30, 2025		2024	2023	2022	2021		2020A

	(unaudited)
Net asset value, beginning of period	$20.43		$17.59	$15.03	$21.18	$15.36		$18.81

Income (loss) from investment operations:
Net investment income	0.19	B	1.18	1.22	1.53	1.83	C	0.36
Net gains (losses) on investments (both realized and unrealized)	1.01		2.62	1.76	(5.74)	4.27		(3.28)

Total income (loss) from investment operations	1.20		3.80	2.98	(4.21)	6.10		(2.92)

Less distributions:
Dividends from net investment income	(0.81)		(0.59)	(0.42)	(0.60)	(0.28)		(0.53)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-		-

Total distributions	(3.64)		(0.96)	(0.42)	(1.94)	(0.28)		(0.53)

Net asset value, end of period	$17.99		$20.43	$17.59	$15.03	$21.18		$15.36

Total returnD	8.26	%E	22.01%	20.01%	(21.71)%	39.99%		(16.09)%

Ratios and supplemental data:
Net assets, end of period	$62,643,994		$85,292,074	$87,634,823	$95,663,172	$233,692,916		$659,159,857
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.88	%F	0.84%	0.86%	0.81%	0.79%		0.80%
Expenses, net of reimbursements and/or recoupments	0.88	%F	0.84%	0.86%	0.81%	0.79%		0.80%
Net investment income, before expense reimbursements and/or recoupments	2.15	%F	2.51%	2.43%	2.03%	2.01	%C	1.77%
Net investment income, net of reimbursements and/or recoupments	2.15	%F	2.51%	2.43%	2.03%	2.01	%C	1.77%
Portfolio turnover rate	25	%E	43%	46%	38%	41%		77%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0243.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months		Year Ended October 31,
	Ended April 30, 2025		2024	2023	2022	2021		2020A

	(unaudited)
Net asset value, beginning of period	$19.19		$16.54	$14.16	$20.11	$14.57		$17.87

Income (loss) from investment operations:
Net investment income	0.17	B	0.62	0.72	0.35	0.38	C	0.40
Net gains (losses) on investments (both realized and unrealized)	0.91		2.91	2.04	(4.37)	5.38		(3.22)

Total income (loss) from investment operations	1.08		3.53	2.76	(4.02)	5.76		(2.82)

Less distributions:
Dividends from net investment income	(0.76)		(0.51)	(0.38)	(0.59)	(0.22)		(0.48)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-		-

Total distributions	(3.59)		(0.88)	(0.38)	(1.93)	(0.22)		(0.48)

Net asset value, end of period	$16.68		$19.19	$16.54	$14.16	$20.11		$14.57

Total returnD	8.08	%E	21.71%	19.64%	(21.93)%	39.72%		(16.33)%

Ratios and supplemental data:
Net assets, end of period	$50,576,685		$52,061,716	$63,864,486	$81,694,109	$126,691,864		$92,817,287
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.16	%F	1.10%	1.12%	1.07%	1.06%		1.07%
Expenses, net of reimbursements and/or recoupments	1.16	%F	1.10%	1.12%	1.07%	1.06%		1.07%
Net investment income, before expense reimbursements and/or recoupments	2.11	%F	2.18%	2.61%	1.84%	1.98	%C	1.35%
Net investment income, net of reimbursements and/or recoupments	2.11	%F	2.18%	2.61%	1.84%	1.98	%C	1.35%
Portfolio turnover rate	25	%E	43%	46%	38%	41%		77%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0785.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months		Year Ended October 31,
	Ended April 30, 2025		2024	2023	2022	2021		2020A

	(unaudited)
Net asset value, beginning of period	$19.83		$17.09	$14.62	$20.68	$14.94		$18.31

Income (loss) from investment operations:
Net investment income	0.16	B	0.42	0.43	0.29	0.41	C	0.37
Net gains (losses) on investments (both realized and unrealized)	0.97		3.20	2.39	(4.46)	5.48		(3.29)

Total income (loss) from investment operations	1.13		3.62	2.82	(4.17)	5.89		(2.92)

Less distributions:
Dividends from net investment income	(0.74)		(0.51)	(0.35)	(0.55)	(0.15)		(0.45)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-		-

Total distributions	(3.57)		(0.88)	(0.35)	(1.89)	(0.15)		(0.45)

Net asset value, end of period	$17.39		$19.83	$17.09	$14.62	$20.68		$14.94

Total returnD	8.03	%E	21.50%	19.45%	(22.01)%	39.53%		(16.43)%

Ratios and supplemental data:
Net assets, end of period	$13,707,467		$14,029,585	$12,257,174	$13,706,977	$18,745,607		$16,387,094
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.29	%F	1.25%	1.27%	1.20%	1.20%		1.20%
Expenses, net of reimbursements and/or recoupments	1.29	%F	1.25%	1.27%	1.20%	1.20%		1.20%
Net investment income, before expense reimbursements and/or recoupments	1.89	%F	2.11%	2.08%	1.67%	1.79	%C	1.34%
Net investment income, net of reimbursements and/or recoupments	1.89	%F	2.11%	2.08%	1.67%	1.79	%C	1.34%
Portfolio turnover rate	25	%E	43%	46%	38%	41%		77%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0709.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months		Year Ended October 31,
	Ended April 30, 2025		2024	2023	2022	2021		2020A

	(unaudited)
Net asset value, beginning of period	$19.09		$16.50	$14.13	$20.06	$14.55		$17.85

Income (loss) from investment operations:
Net investment income	0.17	B	0.40	0.34	0.33	0.36	C	0.21
Net gains (losses) on investments (both realized and unrealized)	0.89		3.11	2.40	(4.36)	5.38		(3.04)

Total income (loss) from investment operations	1.06		3.51	2.74	(4.03)	5.74		(2.83)

Less distributions:
Dividends from net investment income	(0.74)		(0.55)	(0.37)	(0.56)	(0.23)		(0.47)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-		-

Total distributions	(3.57)		(0.92)	(0.37)	(1.90)	(0.23)		(0.47)

Net asset value, end of period	$16.58		$19.09	$16.50	$14.13	$20.06		$14.55

Total returnD	8.03	%E	21.63%	19.55%	(22.00)%	39.65%		(16.37)%

Ratios and supplemental data:
Net assets, end of period	$10,178,608		$9,890,341	$8,977,482	$7,205,251	$10,017,801		$9,512,972
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.23	%F	1.18%	1.19%	1.14%	1.13%		1.13%
Expenses, net of reimbursements and/or recoupments	1.23	%F	1.18%	1.19%	1.14%	1.13%		1.13%
Net investment income, before expense reimbursements and/or recoupments	2.03	%F	2.22%	2.15%	1.80%	1.83	%C	1.35%
Net investment income, net of reimbursements and/or recoupments	2.03	%F	2.22%	2.15%	1.80%	1.83	%C	1.35%
Portfolio turnover rate	25	%E	43%	46%	38%	41%		77%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0643.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months		Year Ended October 31,
	Ended April 30, 2025		2024	2023	2022	2021		2020A

	(unaudited)
Net asset value, beginning of period	$18.27		$15.80	$13.53	$19.27	$13.99		$17.18

Income (loss) from investment operations:
Net investment income	0.09	B	0.13	0.10	0.16	0.19	C	0.01
Net gains (losses) on investments (both realized and unrealized)	0.87		3.08	2.41	(4.14)	5.19		(2.86)

Total income (loss) from investment operations	0.96		3.21	2.51	(3.98)	5.38		(2.85)

Less distributions:
Dividends from net investment income	(0.59)		(0.37)	(0.24)	(0.42)	(0.10)		(0.34)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-		-

Total distributions	(3.42)		(0.74)	(0.24)	(1.76)	(0.10)		(0.34)

Net asset value, end of period	$15.81		$18.27	$15.80	$13.53	$19.27		$13.99

Total returnD	7.67	%E	20.59%	18.66%	(22.55)%	38.56%		(16.98)%

Ratios and supplemental data:
Net assets, end of period	$2,519,553		$2,618,564	$2,608,270	$2,842,235	$4,317,179		$3,431,934
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.02	%F	1.98%	1.96%	1.89%	1.86%		1.86%
Expenses, net of reimbursements and/or recoupments	2.02	%F	1.98%	1.96%	1.89%	1.86%		1.86%
Net investment income, before expense reimbursements and/or recoupments	1.21	%F	1.37%	1.41%	1.08%	1.14	%C	0.61%
Net investment income, net of reimbursements and/or recoupments	1.21	%F	1.37%	1.41%	1.08%	1.14	%C	0.61%
Portfolio turnover rate	25	%E	43%	46%	38%	41%		77%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0667.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months		Year Ended October 31,
	Ended April 30, 2025		2024	2023	2022	2021		2020A

	(unaudited)
Net asset value, beginning of period	$19.43		$16.77	$14.35	$20.35	$14.76		$18.08

Income (loss) from investment operations:
Net investment income	0.22	B	0.12	0.40	0.41	0.45	C	0.39
Net gains (losses) on investments (both realized and unrealized)	0.91		3.53	2.46	(4.41)	5.44		(3.16)

Total income (loss) from investment operations	1.13		3.65	2.86	(4.00)	5.89		(2.77)

Less distributions:
Dividends from net investment income	(0.83)		(0.62)	(0.44)	(0.66)	(0.30)		(0.55)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-		-

Total distributions	(3.66)		(0.99)	(0.44)	(2.00)	(0.30)		(0.55)

Net asset value, end of period	$16.90		$19.43	$16.77	$14.35	$20.35		$14.76

Total returnD	8.37	%E	22.17%	20.15%	(21.62)%	40.20%		(15.93)%

Ratios and supplemental data:
Net assets, end of period	$136,497,002		$133,123,232	$290,693,353	$296,382,124	$397,732,934		$294,708,893
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.80	%F	0.77%	0.77%	0.71%	0.71%		0.72%
Expenses, net of reimbursements and/or recoupments	0.69	%F	0.69%	0.69%	0.69%	0.70	%G	0.69%
Net investment income, before expense reimbursements and/or recoupments	2.48	%F	2.86%	2.54%	2.22%	2.30	%C	1.88%
Net investment income, net of reimbursements and/or recoupments	2.59	%F	2.94%	2.62%	2.24%	2.31	%C	1.91%
Portfolio turnover rate	25	%E	43%	46%	38%	41%		77%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0738.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon IMC International Small Cap Fund and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 04/25

American Beacon®
FUNDS

2025

SEMI-ANNUAL FINANCIAL STATEMENTS

April 30, 2025

LARGE CAP VALUE FUND

LCV 0425

American Beacon Funds

Additional Fund Information	Back Cover

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	April 30, 2025

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.16%

Communication Services - 3.45%

Entertainment - 0.66%
Electronic Arts, Inc.	97,010	$14,075,181
Warner Bros Discovery, Inc.A	758,361	6,574,990

		20,650,171

Interactive Media & Services - 0.98%
Alphabet, Inc., Class A	194,499	30,886,441

Media - 1.81%
Comcast Corp., Class A	1,250,326	42,761,149
Omnicom Group, Inc.	101,575	7,735,952
Paramount Global, Class B	518,915	6,092,062

		56,589,163

Total Communication Services		108,125,775

Consumer Discretionary - 4.59%

Automobile Components - 0.15%
BorgWarner, Inc.	167,625	4,757,198

Automobiles - 0.76%
General Motors Co.	523,764	23,695,083

Hotels, Restaurants & Leisure - 2.47%
Carnival Corp.A	1,798,599	32,986,306
Las Vegas Sands Corp.	463,523	16,997,388
Marriott International, Inc., Class A	53,918	12,863,756
Wynn Resorts Ltd.B	181,493	14,575,703

		77,423,153

Household Durables - 0.45%
Lennar Corp., Class A	128,982	14,008,735

Specialty Retail - 0.76%
Lithia Motors, Inc.	15,100	4,420,676
Lowe’s Cos., Inc.	87,521	19,566,195

		23,986,871

Total Consumer Discretionary		143,871,040

Consumer Staples - 5.20%

Beverages - 1.53%
Keurig Dr. Pepper, Inc.	1,049,703	36,309,227
PepsiCo, Inc.	85,608	11,606,732

		47,915,959

Consumer Staples Distribution & Retail - 0.21%
Target Corp.	67,333	6,511,101

Food Products - 1.68%
Conagra Brands, Inc.	230,386	5,692,838
Kraft Heinz Co.	667,225	19,416,248
Mondelez International, Inc., Class A	183,292	12,487,684
Nestle SA, ADR	142,456	15,184,385

		52,781,155

Household Products - 0.23%
Kimberly-Clark Corp.	53,789	7,088,315

See accompanying notes

1

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.16% (continued)

Consumer Staples - 5.20% (continued)

Personal Products - 0.37%
Kenvue, Inc.	494,965	$11,681,174

Tobacco - 1.18%
Philip Morris International, Inc.	215,764	36,973,319

Total Consumer Staples		162,951,023

Energy - 8.10%

Energy Equipment & Services - 1.72%
Baker Hughes Co.	349,606	12,376,052
Halliburton Co.	866,105	17,166,201
NOV, Inc.	1,332,046	15,465,054
Schlumberger NV	260,768	8,670,536

		53,677,843

Oil, Gas & Consumable Fuels - 6.38%
APA Corp.	1,486,586	23,101,546
Chevron Corp.	98,928	13,460,144
ConocoPhillips	307,347	27,390,765
EOG Resources, Inc.	69,076	7,621,155
Exxon Mobil Corp.	492,409	52,013,163
Hess Corp.	94,700	12,221,035
Murphy Oil Corp.	120,429	2,472,407
Ovintiv, Inc.	336,880	11,312,430
Permian Resources Corp.	982,427	11,592,639
Phillips 66	190,509	19,824,367
Shell PLC, ADR	293,336	18,914,305

		199,923,956

Total Energy		253,601,799

Financials - 22.11%

Banks - 8.49%
Bank of America Corp.	1,142,457	45,561,185
Citigroup, Inc.	760,790	52,022,820
Citizens Financial Group, Inc.	353,375	13,036,004
First Citizens BancShares, Inc., Class A	2,465	4,385,580
JPMorgan Chase & Co.	177,035	43,306,302
PNC Financial Services Group, Inc.	99,349	15,964,391
Truist Financial Corp.	199,794	7,660,102
U.S. Bancorp	438,587	17,692,600
Wells Fargo & Co.	693,651	49,256,157
Western Alliance Bancorp	246,099	17,155,561

		266,040,702

Capital Markets - 3.20%
Bank of New York Mellon Corp.	64,410	5,179,208
Blackrock, Inc.	13,295	12,155,087
Goldman Sachs Group, Inc.	10,214	5,592,676
KKR & Co., Inc.	151,682	17,332,702
LPL Financial Holdings, Inc.	10,092	3,227,321
Morgan Stanley	170,227	19,647,600
Nasdaq, Inc.	239,022	18,215,866
State Street Corp.	216,721	19,093,120

		100,443,580

See accompanying notes

2

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.16% (continued)

Financials - 22.11% (continued)

Consumer Finance - 1.61%
American Express Co.	156,473	$41,685,972
Capital One Financial Corp.	46,394	8,362,983
SLM Corp.	9,720	280,966

		50,329,921

Financial Services - 1.86%
Corebridge Financial, Inc.	341,143	10,108,067
Fidelity National Information Services, Inc.	610,011	48,117,668

		58,225,735

Insurance - 6.95%
American International Group, Inc.	575,969	46,952,993
Aon PLC, Class A	56,879	20,180,100
Chubb Ltd.	65,504	18,739,384
Everest Group Ltd.	29,858	10,713,946
Hartford Insurance Group, Inc.	91,103	11,175,605
Marsh & McLennan Cos., Inc.	113,607	25,614,970
Progressive Corp.	170,702	48,093,582
Travelers Cos., Inc.	75,225	19,869,179
Willis Towers Watson PLC	52,897	16,281,697

		217,621,456

Total Financials		692,661,394

Health Care - 14.00%

Biotechnology - 0.51%
AbbVie, Inc.	81,769	15,953,132

Health Care Equipment & Supplies - 2.78%
Abbott Laboratories	121,262	15,855,007
GE HealthCare Technologies, Inc.	287,137	20,194,345
Medtronic PLC	469,261	39,774,562
Solventum Corp.A	71,700	4,740,804
Zimmer Biomet Holdings, Inc.	63,949	6,589,945

		87,154,663

Health Care Providers & Services - 7.00%
Centene Corp.A	153,310	9,175,603
Cigna Group	134,435	45,713,277
CVS Health Corp.	276,485	18,444,314
Elevance Health, Inc.	138,991	58,456,835
HCA Healthcare, Inc.	32,521	11,222,347
Humana, Inc.	47,937	12,570,999
Labcorp Holdings, Inc.	21,880	5,273,299
McKesson Corp.	48,345	34,459,833
UnitedHealth Group, Inc.	58,532	24,082,406

		219,398,913

Life Sciences Tools & Services - 0.50%
Avantor, Inc.A	1,207,493	15,685,334

Pharmaceuticals - 3.21%
GSK PLC, ADRB	131,915	5,256,813
Johnson & Johnson	143,801	22,477,534
Merck & Co., Inc.	363,110	30,936,972
Pfizer, Inc.	589,171	14,381,664
Sanofi SA, ADRB	499,941	27,471,758

		100,524,741

Total Health Care		438,716,783

See accompanying notes

3

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.16% (continued)

Industrials - 11.47%

Aerospace & Defense - 3.39%
Boeing Co.A	193,823	$35,516,126
General Dynamics Corp.	92,032	25,043,748
Northrop Grumman Corp.	25,455	12,383,857
RTX Corp.	263,720	33,263,004

		106,206,735

Air Freight & Logistics - 0.58%
FedEx Corp.	86,936	18,285,249

Building Products - 0.99%
Johnson Controls International PLC	331,526	27,815,031
Trane Technologies PLC	7,944	3,045,015

		30,860,046

Construction & Engineering - 0.39%
AECOM	93,114	9,185,696
Fluor Corp.A	82,464	2,877,169

		12,062,865

Electrical Equipment - 1.08%
Eaton Corp. PLC	34,686	10,210,518
Vertiv Holdings Co., Class A	275,484	23,520,824

		33,731,342

Ground Transportation - 1.19%
JB Hunt Transport Services, Inc.	88,133	11,508,407
Norfolk Southern Corp.	35,361	7,922,632
Union Pacific Corp.	82,149	17,716,254

		37,147,293

Industrial Conglomerates - 0.53%
Honeywell International, Inc.	78,910	16,610,555

Machinery - 2.65%
CNH Industrial NV	949,717	10,988,226
Cummins, Inc.	60,513	17,781,140
Deere & Co.	11,400	5,284,584
Fortive Corp.	142,274	9,915,075
Illinois Tool Works, Inc.	47,067	11,291,844
Otis Worldwide Corp.	34,586	3,329,594
PACCAR, Inc.	225,952	20,383,130
Timken Co.	64,632	4,152,606

		83,126,199

Professional Services - 0.54%
Equifax, Inc.	42,903	11,160,357
Jacobs Solutions, Inc.	47,755	5,912,069

		17,072,426

Trading Companies & Distributors - 0.13%
WW Grainger, Inc.	3,958	4,054,219

Total Industrials		359,156,929

Information Technology - 7.62%

Communications Equipment - 1.58%
F5, Inc.A	187,303	49,586,596

See accompanying notes

4

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.16% (continued)

Information Technology - 7.62% (continued)

Electronic Equipment, Instruments & Components - 0.06%
CDW Corp.	11,681	$1,875,501

IT Services - 0.50%
Cognizant Technology Solutions Corp., Class A	211,577	15,565,720

Semiconductors & Semiconductor Equipment - 3.06%
Analog Devices, Inc.	91,294	17,795,026
Entegris, Inc.	102,788	8,132,587
KLA Corp.	16,747	11,767,949
Microchip Technology, Inc.	282,158	13,001,841
Micron Technology, Inc.	80,235	6,174,083
QUALCOMM, Inc.	175,240	26,016,130
Texas Instruments, Inc.	80,530	12,888,827

		95,776,443

Software - 2.42%
Microsoft Corp.	26,900	10,632,494
Oracle Corp.	146,383	20,599,016
Workday, Inc., Class AA	181,757	44,530,465

		75,761,975

Total Information Technology		238,566,235

Materials - 3.85%

Chemicals - 2.66%
Air Products & Chemicals, Inc.	99,999	27,108,729
Axalta Coating Systems Ltd.A	626,771	20,370,058
Corteva, Inc.	83,689	5,187,881
DuPont de Nemours, Inc.	81,675	5,389,733
Olin Corp.	362,926	7,846,460
PPG Industries, Inc.	117,900	12,834,594
Sherwin-Williams Co.	13,571	4,789,477

		83,526,932

Construction Materials - 1.19%
CRH PLC	389,783	37,193,094

Total Materials		120,720,026

Real Estate - 2.35%

Industrial REITs - 0.86%
Prologis, Inc.	264,323	27,013,811

Specialized REITs - 1.49%
Public Storage	73,492	22,079,202
VICI Properties, Inc.	764,917	24,492,642

		46,571,844

Total Real Estate		73,585,655

Utilities - 7.42%

Electric Utilities - 6.11%
American Electric Power Co., Inc.	47,020	5,094,147
Duke Energy Corp.	187,909	22,928,656
Entergy Corp.	478,517	39,798,259
Exelon Corp.	184,706	8,662,711
PG&E Corp.	830,451	13,719,051

See accompanying notes

5

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.16% (continued)

Utilities - 7.42% (continued)

Electric Utilities - 6.11% (continued)
Pinnacle West Capital Corp.	277,917	$26,452,140
PPL Corp.	486,373	17,752,614
Southern Co.	223,158	20,505,989
Xcel Energy, Inc.	518,240	36,639,568

		191,553,135

Multi-Utilities - 1.31%
Dominion Energy, Inc.	752,430	40,917,143

Total Utilities		232,470,278

Total Common Stocks (Cost $2,055,882,812)		2,824,426,937

FOREIGN COMMON STOCKS - 6.09%

Communication Services - 0.42%

Media - 0.42%
WPP PLC, ADRB	343,746	13,254,846

Consumer Discretionary - 1.61%

Automobile Components - 1.61%
Aptiv PLCA	563,472	32,151,712
Magna International, Inc.B	520,422	18,089,869

		50,241,581

Total Consumer Discretionary		50,241,581

Consumer Staples - 1.03%

Beverages - 0.52%
Anheuser-Busch InBev SA, ADRB	138,481	9,113,435
Diageo PLC, ADR	62,973	7,054,235

		16,167,670

Household Products - 0.20%
Reckitt Benckiser Group PLC, ADRB	491,676	6,347,537

Personal Products - 0.31%
Unilever PLC, ADR	151,817	9,647,971

Total Consumer Staples		32,163,178

Energy - 0.13%

Oil, Gas & Consumable Fuels - 0.13%
Cenovus Energy, Inc.	346,128	4,073,926

Financials - 0.51%

Banks - 0.51%
Bank of Nova ScotiaB	320,983	16,042,730

Industrials - 0.13%

Ground Transportation - 0.13%
Canadian National Railway Co.	42,485	4,113,398

Information Technology - 2.26%

Communications Equipment - 0.98%
Telefonaktiebolaget LM Ericsson, ADR	3,749,290	30,894,150

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 6.09% (continued)

Information Technology - 2.26% (continued)

Electronic Equipment, Instruments & Components - 0.34%
TE Connectivity PLC	72,309	$10,584,591

IT Services - 0.55%
Accenture PLC, Class A	57,605	17,232,536

Semiconductors & Semiconductor Equipment - 0.39%
NXP Semiconductors NV	66,094	12,181,785

Total Information Technology		70,893,062

Total Foreign Common Stocks (Cost $165,079,432)		190,782,721

SHORT-TERM INVESTMENTS - 3.37% (Cost $105,500,084)

Investment Companies - 3.37%
American Beacon U.S. Government Money Market Select Fund, 4.25%C D	105,500,084	105,500,084

SECURITIES LENDING COLLATERAL - 0.24% (Cost $7,429,002)

Investment Companies - 0.24%
American Beacon U.S. Government Money Market Select Fund, 4.25%C D	7,429,002	7,429,002

TOTAL INVESTMENTS - 99.86% (Cost $2,333,891,330)		3,128,138,744
OTHER ASSETS, NET OF LIABILITIES - 0.14%		4,242,739

TOTAL NET ASSETS - 100.00%		$3,132,381,483

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at April 30, 2025 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on April 30, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	427	June 2025	$115,542,168	$119,282,450	$3,740,282

			$115,542,168	$119,282,450	$3,740,282

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2025, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,824,426,937	$-	$-	$2,824,426,937
Foreign Common Stocks	190,782,721	-	-	190,782,721
Short-Term Investments	105,500,084	-	-	105,500,084
Securities Lending Collateral	7,429,002	-	-	7,429,002

Total Investments in Securities - Assets	$3,128,138,744	$-	$-	$3,128,138,744

Financial Derivative Instruments - Assets
Futures Contracts	$3,740,282	$-	$-	$3,740,282

Total Financial Derivative Instruments - Assets	$3,740,282	$-	$-	$3,740,282

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

8

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value† §	$3,015,209,658
Investments in affiliated securities, at fair value‡	112,929,086
Cash collateral held at broker for futures contracts	11,156,000
Dividends and interest receivable	3,337,163
Receivable for investments sold	3,056,625
Receivable for fund shares sold	1,215,316
Receivable for tax reclaims	488,001
Receivable for variation margin on open futures contracts (Note 5)	3,741,251
Prepaid expenses	52,759

Total assets	3,151,185,859

Liabilities:
Payable for investments purchased	2,627,868
Payable for fund shares redeemed	1,449,591
Cash due to broker for futures contracts	3,701,761
Management and sub-advisory fees payable (Note 2)	2,899,368
Service fees payable (Note 2)	167,961
Transfer agent fees payable (Note 2)	66,310
Payable upon return of securities loaned (Note 9)§	7,429,002
Custody and fund accounting fees payable	204,623
Professional fees payable	107,184
Trustee fees payable (Note 2)	5,905
Payable for prospectus and shareholder reports	89,254
Other liabilities	55,549

Total liabilities	18,804,376

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$3,132,381,483

Analysis of net assets:
Paid-in-capital	$2,152,539,768
Total distributable earnings (deficits)A	979,841,715

Net assets	$3,132,381,483

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	38,763,833

Y Class	6,724,891

Investor Class	20,435,391

Advisor Class	1,940,035

A Class	4,306,709

C Class	86,850

R6 Class	53,458,100

Net assets:
R5 Class	$998,761,049

Y Class	$170,848,088

Investor Class	$450,352,670

Advisor Class	$41,533,654

A Class	$92,058,593

C Class	$1,854,010

R6 Class	$1,376,973,419

Net asset value, offering and redemption price per share:
R5 Class	$25.77

Y Class	$25.41

Investor Class	$22.04

Advisor Class	$21.41

A Class	$21.38

A Class (offering price)	$22.68

C Class	$21.35

R6 Class	$25.76

† Cost of investments in unaffiliated securities	$2,220,962,244
‡ Cost of investments in affiliated securities	$112,929,086
§ Fair value of securities on loan	$50,574,419

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon Large Cap Value FundSM

Statement of Operations

For the period ended April 30, 2025 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$37,832,443
Dividend income from affiliated securities (Note 2)	1,916,543
Interest income	102,483
Income derived from securities lending (Note 9)	187,343

Total investment income	40,038,812

Expenses:
Management and sub-advisory fees (Note 2)	9,163,466
Transfer agent fees (Note 2):
R5 Class	208,861
Y Class	96,991
Investor Class	13,617
Advisor Class	1,514
A Class	1,324
C Class	90
R6 Class	29,588
Custody and fund accounting fees	197,070
Professional fees	141,598
Registration fees and expenses	53,161
Service fees (Note 2):
Investor Class	832,487
Advisor Class	54,926
A Class	59,626
C Class	1,143
Distribution fees (Note 2):
Advisor Class	54,935
A Class	107,576
C Class	10,372
Prospectus and shareholder report expenses	75,082
Trustee fees (Note 2)	142,231
Line of credit interest expense (Note 10)	21,402
Other expenses	205,726

Total expenses	11,472,786

Net investment income	28,566,026

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	210,595,567
Foreign currency transactions	(9,349)
Futures contracts	(6,044,935)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(339,681,990)
Foreign currency transactions	7,929
Futures contracts	4,826,104

Net (loss) from investments	(130,306,674)

Net decrease in net assets resulting from operations	$(101,740,648)

† Foreign taxes	$478,979

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

10

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets

	Period from 11/1/2024 through 4/30/2025	Year Ended October 31, 2024
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$28,566,026	$58,508,565
Net realized gain from investments in unaffiliated securities, foreign currency transactions, and futures contracts	204,541,283	380,141,742
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(334,847,957)	475,717,464

Net increase (decrease) in net assets resulting from operations	(101,740,648)	914,367,771

Distributions to shareholders:
Total retained earnings:
R5 Class	(122,746,741)	(58,861,420)
Y Class	(21,353,693)	(9,951,947)
Investor Class	(63,021,315)	(31,275,864)
Advisor Class	(5,607,834)	(2,492,025)
A Class	(11,166,992)	(714,235)
C Class	(249,289)	(185,530)
R6 Class	(162,110,324)	(65,153,532)

Net distributions to shareholders	(386,256,188)	(168,634,553)

Capital share transactions (Note 11):
Proceeds from sales of shares	237,655,754	589,953,923
Reinvestment of dividends and distributions	340,846,620	149,512,376
Cost of shares redeemed	(441,864,535)	(948,614,037)

Net increase (decrease) in net assets from capital share transactions	136,637,839	(209,147,738)

Net increase (decrease) in net assets	(351,358,997)	536,585,480

Net assets:
Beginning of period	3,483,740,480	2,947,155,000

End of period	$3,132,381,483	$3,483,740,480

See accompanying notes

11

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2025, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Large Cap Value Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

12

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations.

13

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $ 15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

14

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Hotchkis and Wiley Capital Management, LLC; and Massachusetts Financial Services Company (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2025 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$5,838,865
Sub-Advisory Fees	0.20%	3,324,601

Total	0.55%	$9,163,466

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2025, the Manager received securities lending fees of $17,529 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the Advisor, A, and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager

15

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Large Cap Value	$276,988

As of April 30, 2025, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Large Cap Value	$41,080

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2025 Fair Value
U.S. Government Money Market Select	Direct	Large Cap Value	$105,500,084	$-	$-	$1,916,543	$105,500,084
U.S. Government Money Market Select	Securities Lending	Large Cap Value	7,429,002	-	-	N/A	7,429,002

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2025, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Large Cap Value	$44,607	$6,511	$51,118

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2025, the Fund participated as a lender by loaning an average amount of $33,073,088 for 2 days at an average interest rate of 5.14% with interest charges earned of $9,315. This amount is included in “Interest income” on the Statement of Operations. During the period ended April 30, 2025, the Fund did not borrow from the credit facility.

16

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2025 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2025, RID collected $979 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2025, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2025, there were no CDSC fees collected for the C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities,

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the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

4. Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represents an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2025, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2025
Large Cap Value	369

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2025:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$3,740,282	$3,740,282

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(6,044,935)	$(6,044,935)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$4,826,104	$4,826,104

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2025.

Offsetting of Financial and Derivative Assets as of April 30, 2025:
	Assets	Liabilities
Futures Contracts(1)	$3,740,282	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$3,740,282	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(3,740,282)	$-

	Remaining Contractual Maturity of the Agreements As of April 30, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$7,429,002	$-	$-	$-	$7,429,002

Total Borrowings	$7,429,002	$-	$-	$-	$7,429,002

Gross amount of recognized liabilities for securities lending transactions					$7,429,002

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Futures contracts on indices expose the Fund to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies,

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to subadvisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the subadvisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade

25

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2025, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Value	$2,383,534,865	$870,790,078	$(126,178,270)	$744,611,808

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2024, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Large Cap Value	$459,652,670	$656,526,289

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2025 were as follows:

Fund	Type of Transaction	October 31, 2024 Shares/Fair Value	Purchases	Sales	April 30, 2025 Shares/Fair Value
Large Cap Value	Direct	$136,122,309	$579,010,946	$609,633,171	$105,500,084
Large Cap Value	Securities Lending	4,685,167	154,729,382	151,985,547	7,429,002

Affiliated Trades

Cross trades for the period ended April 30, 2025, if any, were executed by the Fund pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between the fund of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Chief Compliance Officer (“CCO”) certifies to the Board that the 17a-7 transactions entered into by the funds complied with the Rule 17a-7 Procedures adopted by the Board.

For the period ended April 30, 2025, cross trades by the Fund under Rule 17a-7 were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Value	$1,090,912	$280,312	$174,393

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

28

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Large Cap Value	$50,574,419	$7,429,002	$44,070,292	$51,499,294

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2025, the Fund did not utilize these facilities.

29

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,201,113	$59,055,494	5,154,821	$137,077,412
Reinvestment of dividends	3,787,138	99,639,600	1,914,494	48,857,903
Shares redeemed	(5,504,910)	(151,388,879)	(12,279,471)	(341,357,215)

Net increase (decrease) in shares outstanding	483,341	$7,306,215	(5,210,156)	$(155,421,900)

	Y Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	591,541	$15,431,469	1,023,027	$27,565,083
Reinvestment of dividends	796,714	20,674,738	381,834	9,626,029
Shares redeemed	(1,297,424)	(34,862,546)	(2,450,297)	(64,956,349)

Net increase (decrease) in shares outstanding	90,831	$1,243,661	(1,045,436)	$(27,765,237)

	Investor Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	590,435	$14,034,646	1,500,707	$35,547,391
Reinvestment of dividends	2,714,632	61,160,653	1,368,028	30,452,306
Shares redeemed	(2,553,682)	(59,566,600)	(8,228,461)	(190,944,429)

Net increase (decrease) in shares outstanding	751,385	$15,628,699	(5,359,726)	$(124,944,732)

	Advisor Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	45,782	$1,030,484	91,954	$2,152,524
Reinvestment of dividends	255,169	5,588,204	114,269	2,481,915
Shares redeemed	(152,261)	(3,571,925)	(433,385)	(10,039,317)

Net increase (decrease) in shares outstanding	148,690	$3,046,763	(227,162)	$(5,404,878)

	A Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	699,951	$14,893,537	3,329,508	$79,786,438
Reinvestment of dividends	506,423	11,070,404	30,925	671,373
Shares redeemed	(374,125)	(8,671,110)	(471,556)	(11,261,293)

Net increase in shares outstanding	832,249	$17,292,831	2,888,877	$69,196,518

	C Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,604	$35,316	17,307	$397,627
Reinvestment of dividends	11,136	243,662	8,424	182,049
Shares redeemed	(18,750)	(448,200)	123,041)	(2,824,875)

Net (decrease) in shares outstanding	(6,010)	$(169,222)	(97,310)	$(2,245,199)

30

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

	R6 Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	4,888,654	$133,174,808	11,525,607	$307,427,448
Reinvestment of dividends	5,417,086	142,469,359	2,243,857	57,240,801
Shares redeemed	(6,599,551)	(183,355,275)	(11,795,748)	(327,230,559)

Net increase in shares outstanding	3,706,189	$92,288,892	1,973,716	$37,437,690

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

31

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020B

	(unaudited)

Net asset value, beginning of period	$29.97		$23.92	$26.21	$30.99	$23.36	$28.32

Income (loss) from investment operations:
Net investment income	0.24	C	0.62	0.51	0.50	0.59	0.65
Net gains (losses) on investments (both realized and unrealized)	(1.12)		6.79	0.02	(2.11)	10.64	(2.89)

Total income (loss) from investment operations	(0.88)		7.41	0.53	(1.61)	11.23	(2.24)

Less distributions:
Dividends from net investment income	(0.50)		(0.46)	(0.43)	(0.39)	(0.49)	(0.62)
Distributions from net realized gains	(2.82)		(0.90)	(2.39)	(2.78)	(3.11)	(2.10)

Total distributions	(3.32)		(1.36)	(2.82)	(3.17)	(3.60)	(2.72)

Net asset value, end of period	$25.77		$29.97	$23.92	$26.21	$30.99	$23.36

Total returnD	(3.17	)%E	31.97%	2.16%	(5.75)%	52.60%	(9.29)%

Ratios and supplemental data:
Net assets, end of period	$998,761,049		$1,147,150,395	$1,040,466,568	$1,218,988,715	$1,682,465,233	$1,807,587,315
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.64	%F	0.65%	0.64%	0.63%	0.63%	0.63%
Expenses, net of reimbursements and/or recoupments	0.64	%F	0.65%	0.64%	0.63%	0.63%	0.63%
Net investment income, before expense reimbursements and/or recoupments	1.77	%F	1.77%	1.78%	1.45%	1.30%	1.90%
Net investment income, net of reimbursements and/or recoupments	1.77	%F	1.77%	1.78%	1.45%	1.30%	1.90%
Portfolio turnover rate	14	%E	26%	25%	25%	23%	67%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

32

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020A

	(unaudited)
Net asset value, beginning of period	$29.58		$23.63	$25.92	$30.68	$23.16	$28.10

Income (loss) from investment operations:
Net investment income	0.23	B	0.45	0.45	0.37	0.38	0.39
Net gains (losses) on investments (both realized and unrealized)	(1.10)		6.84	0.06	(1.98)	10.73	(2.63)

Total income (loss) from investment operations	(0.87)		7.29	0.51	(1.61)	11.11	(2.24)

Less distributions:
Dividends from net investment income	(0.48)		(0.44)	(0.41)	(0.37)	(0.48)	(0.60)
Distributions from net realized gains	(2.82)		(0.90)	(2.39)	(2.78)	(3.11)	(2.10)

Total distributions	(3.30)		(1.34)	(2.80)	(3.15)	(3.59)	(2.70)

Net asset value, end of period	$25.41		$29.58	$23.63	$25.92	$30.68	$23.16

Total returnC	(3.18	)%D	31.84%	2.09%	(5.81)%	52.47%	(9.35)%

Ratios and supplemental data:
Net assets, end of period	$170,848,088		$196,267,664	$181,490,071	$188,140,776	$258,183,363	$178,065,442
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.71	%E	0.72%	0.71%	0.70%	0.69%	0.70%
Expenses, net of reimbursements and/or recoupments	0.71	%E	0.72%	0.71%	0.70%	0.69%	0.70%
Net investment income, before expense reimbursements and/or recoupments	1.70	%E	1.71%	1.70%	1.38%	1.21%	1.84%
Net investment income, net of reimbursements and/or recoupments	1.70	%E	1.71%	1.70%	1.38%	1.21%	1.84%
Portfolio turnover rate	14	%D	26%	25%	25%	23%	67%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

33

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020A

	(unaudited)

Net asset value, beginning of period	$26.08		$20.97	$23.30	$27.88	$21.32	$26.06

Income (loss) from investment operations:
Net investment income	0.17	B	0.16	0.27	0.25	0.20	0.29
Net gains (losses) on investments (both realized and unrealized)	(0.97)		6.23	0.14	(1.76)	9.88	(2.41)

Total income (loss) from investment operations	(0.80)		6.39	0.41	(1.51)	10.08	(2.12)

Less distributions:
Dividends from net investment income	(0.42)		(0.38)	(0.35)	(0.29)	(0.41)	(0.52)
Distributions from net realized gains	(2.82)		(0.90)	(2.39)	(2.78)	(3.11)	(2.10)

Total distributions	(3.24)		(1.28)	(2.74)	(3.07)	(3.52)	(2.62)

Net asset value, end of period	$22.04		$26.08	$20.97	$23.30	$27.88	$21.32

Total returnC	(3.33	)%D	31.54%	1.88%	(6.04)%	52.04%	(9.59)%

Ratios and supplemental data:
Net assets, end of period	$450,352,670		$513,291,440	$525,063,555	$649,409,067	$821,099,597	$707,970,431
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.95	%E	0.94%	0.94%	0.95%	0.98%	0.96%
Expenses, net of reimbursements and/or recoupments	0.95	%E	0.94%	0.94%	0.95%	0.98%	0.96%
Net investment income, before expense reimbursements and/or recoupments	1.46	%E	1.49%	1.48%	1.13%	0.93%	1.57%
Net investment income, net of reimbursements and/or recoupments	1.46	%E	1.49%	1.48%	1.13%	0.93%	1.57%
Portfolio turnover rate	14	%D	26%	25%	25%	23%	67%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

34

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020A

	(unaudited)

Net asset value, beginning of period	$25.40		$20.46	$22.80	$27.36	$20.97	$25.68

Income (loss) from investment operations:
Net investment income	0.15	B	0.18	0.26	0.14	0.26	0.24
Net gains (losses) on investments (both realized and unrealized)	(0.94)		6.01	0.10	(1.65)	9.62	(2.36)

Total income (loss) from investment operations	(0.79)		6.19	0.36	(1.51)	9.88	(2.12)

Less distributions:
Dividends from net investment income	(0.38)		(0.35)	(0.31)	(0.27)	(0.38)	(0.49)
Distributions from net realized gains	(2.82)		(0.90)	(2.39)	(2.78)	(3.11)	(2.10)

Total distributions	(3.20)		(1.25)	(2.70)	(3.05)	(3.49)	(2.59)

Net asset value, end of period	$21.41		$25.40	$20.46	$22.80	$27.36	$20.97

Total returnC	(3.39	)%D	31.28%	1.69%	(6.17)%	51.89%	(9.73)%

Ratios and supplemental data:
Net assets, end of period	$41,533,654		$45,504,706	$41,289,229	$47,185,316	$63,521,926	$46,049,690
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.11	%E	1.11%	1.11%	1.10%	1.10%	1.10%
Expenses, net of reimbursements and/or recoupments	1.11	%E	1.11%	1.11%	1.10%	1.10%	1.10%
Net investment income, before expense reimbursements and/or recoupments	1.30	%E	1.30%	1.31%	0.98%	0.81%	1.42%
Net investment income, net of reimbursements and/or recoupments	1.30	%E	1.30%	1.31%	0.98%	0.81%	1.42%
Portfolio turnover rate	14	%D	26%	25%	25%	23%	67%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

35

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021		2020A

	(unaudited)
Net asset value, beginning of period	$25.43		$20.47	$22.86		$27.37	$20.96		$25.66

Income (loss) from investment operations:
Net investment income	0.16	B	1.80	0.30	B	1.05	0.24	B	0.20
Net gains (losses) on investments (both realized and unrealized)	(0.94)		4.43	0.08		(2.51)	9.68		(2.29)

Total income (loss) from investment operations	(0.78)		6.23	0.38		(1.46)	9.92		(2.09)

Less distributions:
Dividends from net investment income	(0.45)		(0.37)	(0.38)		(0.27)	(0.40)		(0.51)
Distributions from net realized gains	(2.82)		(0.90)	(2.39)		(2.78)	(3.11)		(2.10)

Total distributions	(3.27)		(1.27)	(2.77)		(3.05)	(3.51)		(2.61)

Net asset value, end of period	$21.38		$25.43	$20.47		$22.86	$27.37		$20.96

Total returnC	(3.34	)%D	31.53%	1.79%		(5.96)%	52.15%		(9.65)%

Ratios and supplemental data:
Net assets, end of period	$92,058,593		$88,343,465	$11,986,577		$16,953,764	$12,661,833		$25,792,400
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.99	%E	1.00%	1.00%		0.89%	0.96%		1.00%
Expenses, net of reimbursements and/or recoupments	0.99	%E	1.00%	1.00%		0.89%	0.96%		1.00%
Net investment income, before expense reimbursements and/or recoupments	1.41	%E	1.33%	1.42%		1.24%	0.98%		1.52%
Net investment income, net of reimbursements and/or recoupments	1.41	%E	1.33%	1.42%		1.24%	0.98%		1.52%
Portfolio turnover rate	14	%D	26%	25%		25%	23%		67%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

36

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020A

	(unaudited)

Net asset value, beginning of period	$25.15		$20.21		$22.52		$27.07	$20.74	$25.43

Income (loss) from investment operations:
Net investment income	0.08	B	0.17	B	0.15	B	0.07	0.16	0.08
Net gains (losses) on investments (both realized and unrealized)	(0.94)		5.82		0.09		(1.71)	9.49	(2.32)

Total income (loss) from investment operations	(0.86)		5.99		0.24		(1.64)	9.65	(2.24)

Less distributions:
Dividends from net investment income	(0.12)		(0.15)		(0.16)		(0.13)	(0.21)	(0.35)
Distributions from net realized gains	(2.82)		(0.90)		(2.39)		(2.78)	(3.11)	(2.10)

Total distributions	(2.94)		(1.05)		(2.55)		(2.91)	(3.32)	(2.45)

Net asset value, end of period	$21.35		$25.15		$20.21		$22.52	$27.07	$20.74

Total returnC	(3.70	)%D	30.51%		1.11%		(6.74)%	51.05%	(10.26)%

Ratios and supplemental data:
Net assets, end of period	$1,854,010		$2,335,004		$3,842,593		$5,508,217	$6,898,120	$4,687,004
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.72	%E	1.72%		1.70%		1.69%	1.68%	1.68%
Expenses, net of reimbursements and/or recoupments	1.72	%E	1.72%		1.70%		1.69%	1.68%	1.68%
Net investment income, before expense reimbursements and/or recoupments	0.69	%E	0.74%		0.71%		0.40%	0.22%	0.84%
Net investment income, net of reimbursements and/or recoupments	0.69	%E	0.74%		0.71%		0.40%	0.22%	0.84%
Portfolio turnover rate	14	%D	26%		25%		25%	23%	67%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

37

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020A

	(unaudited)

Net asset value, beginning of period	$29.97		$23.92	$26.21	$30.99	$23.36	$28.31

Income (loss) from investment operations:
Net investment income	0.25	B	0.53	0.48	0.45	0.36	0.56
Net gains (losses) on investments (both realized and unrealized)	(1.13)		6.89	0.05	(2.05)	10.88	(2.78)

Total income (loss) from investment operations	(0.88)		7.42	0.53	(1.60)	11.24	(2.22)

Less distributions:
Dividends from net investment income	(0.51)		(0.47)	(0.43)	(0.40)	(0.50)	(0.63)
Distributions from net realized gains	(2.82)		(0.90)	(2.39)	(2.78)	(3.11)	(2.10)

Total distributions	(3.33)		(1.37)	(2.82)	(3.18)	(3.61)	(2.73)

Net asset value, end of period	$25.76		$29.97	$23.92	$26.21	$30.99	$23.36

Total returnC	(3.17	)%D	32.02%	2.19%	(5.72)%	52.65%	(9.23)%

Ratios and supplemental data:
Net assets, end of period	$1,376,973,419		$1,490,847,806	$1,143,016,407	$1,094,080,159	$1,242,662,760	$1,008,088,807
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.61	%E	0.61%	0.61%	0.60%	0.60%	0.62%
Expenses, net of reimbursements and/or recoupments	0.61	%E	0.61%	0.61%	0.60%	0.60%	0.59%
Net investment income, before expense reimbursements and/or recoupments	1.80	%E	1.79%	1.80%	1.49%	1.31%	1.90%
Net investment income, net of reimbursements and/or recoupments	1.80	%E	1.79%	1.80%	1.49%	1.31%	1.93%
Portfolio turnover rate	14	%D	26%	25%	25%	23%	67%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

38

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/25

American Beacon®
FUNDS

2025

SEMI-ANNUAL FINANCIAL STATEMENTS

April 30, 2025

SMALL CAP VALUE FUND

SCV 0425

American Beacon Funds

Additional Fund Information	Back Cover

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	April 30, 2025

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.55%

Communication Services - 1.80%

Entertainment - 0.03%
Marcus Corp.	57,730	$941,576

Interactive Media & Services - 0.21%
IAC, Inc.A	217,270	7,591,414

Media - 1.56%
Boston Omaha Corp., Class AA B	80,000	1,242,400
National CineMedia, Inc.A	1,432,464	8,208,019
Nexstar Media Group, Inc.	59,500	8,904,770
Stagwell, Inc.A	5,192,148	28,972,186
TEGNA, Inc.	469,750	7,624,042

		54,951,417

Total Communication Services		63,484,407

Consumer Discretionary - 10.76%

Automobile Components - 1.78%
Adient PLCA	1,114,625	14,100,006
American Axle & Manufacturing Holdings, Inc.A	2,151,973	8,220,537
BorgWarner, Inc.	260,332	7,388,222
Gentherm, Inc.A	408,328	10,620,611
Goodyear Tire & Rubber Co.A	651,726	7,090,779
Lear Corp.	133,094	11,412,811
Phinia, Inc.	95,440	3,831,916

		62,664,882

Automobiles - 0.20%
Thor Industries, Inc.B	97,256	7,043,279

Diversified Consumer Services - 0.53%
Graham Holdings Co., Class B	6,750	6,210,337
Laureate Education, Inc.A	436,010	8,750,721
Perdoceo Education Corp.	154,180	3,873,002

		18,834,060

Hotels, Restaurants & Leisure - 2.77%
Cheesecake Factory, Inc.	207,344	10,443,917
Dave & Buster’s Entertainment, Inc.A B	524,126	10,057,978
Golden Entertainment, Inc.	241,448	6,205,214
International Game Technology PLC	954,363	15,651,553
Krispy Kreme, Inc.B	1,833,884	7,518,925
Marriott Vacations Worldwide Corp.	299,688	16,425,899
Papa John’s International, Inc.	652,843	22,542,669
Travel & Leisure Co.	194,940	8,563,714

		97,409,869

Household Durables - 1.94%
Century Communities, Inc.	291,715	15,910,136
Dream Finders Homes, Inc., Class AA B	83,500	1,892,110
Ethan Allen Interiors, Inc.	46,570	1,323,985
Green Brick Partners, Inc.A	130,050	7,671,649
KB Home	164,820	8,905,225
Legacy Housing Corp.A	50,760	1,234,737
M/I Homes, Inc.A	63,470	6,770,980
Newell Brands, Inc.	3,721,744	17,789,936
Tri Pointe Homes, Inc.A	218,490	6,718,568

		68,217,326

See accompanying notes

1

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.55% (continued)

Consumer Discretionary - 10.76% (continued)

Leisure Products - 0.41%
Brunswick Corp.	154,841	$7,130,428
YETI Holdings, Inc.A	250,805	7,160,483

		14,290,911

Specialty Retail - 3.04%
Academy Sports & Outdoors, Inc.B	528,919	19,929,668
Asbury Automotive Group, Inc.A	57,430	12,527,780
Boot Barn Holdings, Inc.A	73,643	7,683,911
Buckle, Inc.	149,570	5,199,053
Build-A-Bear Workshop, Inc.	39,280	1,385,798
Genesco, Inc.A	25,800	500,520
Group 1 Automotive, Inc.	27,510	11,103,861
Lithia Motors, Inc.	53,781	15,744,926
ODP Corp.A	338,466	4,630,215
Sally Beauty Holdings, Inc.A	230,070	1,872,770
Sonic Automotive, Inc., Class A	329,752	20,022,541
Upbound Group, Inc.	104,400	2,077,560
Victoria’s Secret & Co.A	230,600	4,335,280

		107,013,883

Textiles, Apparel & Luxury Goods - 0.09%
G-III Apparel Group Ltd.A	128,260	3,234,717

Total Consumer Discretionary		378,708,927

Consumer Staples - 2.66%

Consumer Staples Distribution & Retail - 0.25%
Ingles Markets, Inc., Class A	42,500	2,621,825
SpartanNash Co.	98,960	1,963,366
United Natural Foods, Inc.A	124,160	3,316,314
Village Super Market, Inc., Class A	20,260	746,581

		8,648,086

Food Products - 1.81%
B&G Foods, Inc.	231,300	1,593,657
Darling Ingredients, Inc.A	637,695	20,527,402
Fresh Del Monte Produce, Inc.	140,080	4,764,121
Hain Celestial Group, Inc.A	2,400,078	7,296,237
J&J Snack Foods Corp.	99,503	12,894,594
Lamb Weston Holdings, Inc.	295,572	15,609,157
Seneca Foods Corp., Class AA	12,140	1,088,837

		63,774,005

Household Products - 0.36%
Central Garden & Pet Co., Class AA	232,822	6,884,546
Energizer Holdings, Inc.	210,990	5,705,170

		12,589,716

Personal Products - 0.24%
Herbalife Ltd.A	181,980	1,310,256
Interparfums, Inc.	66,929	7,308,647

		8,618,903

Total Consumer Staples		93,630,710

See accompanying notes

2

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.55% (continued)

Energy - 5.93%

Energy Equipment & Services - 2.00%
Atlas Energy Solutions, Inc.B	1,097,811	$14,853,383
Bristow Group, Inc.A	83,660	2,429,486
Expro Group Holdings NVA	353,761	2,925,603
Helmerich & Payne, Inc.	388,848	7,345,339
NOV, Inc.	2,499,350	29,017,454
Patterson-UTI Energy, Inc.	1,752,386	9,883,457
ProPetro Holding Corp.A	196,090	976,528
RPC, Inc.	631,500	2,986,995

		70,418,245

Oil, Gas & Consumable Fuels - 3.93%
APA Corp.	478,383	7,434,072
California Resources Corp.	210,900	7,278,159
CNX Resources Corp.A	402,200	11,836,746
Core Natural Resources, Inc.	61,110	4,412,753
Crescent Energy Co., Class A	159,667	1,322,043
Delek U.S. Holdings, Inc.	551,996	7,186,988
Gulfport Energy Corp.A	46,740	8,062,650
HF Sinclair Corp.	606,772	18,245,634
Infinity Natural Resources, Inc., Class AA	409,769	6,289,954
Magnolia Oil & Gas Corp., Class AB	364,490	7,482,980
Murphy Oil Corp.	439,900	9,031,147
Northern Oil & Gas, Inc.	580,868	14,115,092
Riley Exploration Permian, Inc.	62,810	1,550,151
Sitio Royalties Corp., Class A	628,412	10,657,867
SM Energy Co.	556,714	12,687,512
Vital Energy, Inc.A	468,750	6,646,875
World Kinect Corp.	165,920	4,162,933

		138,403,556

Total Energy		208,821,801

Financials - 21.31%

Banks - 13.08%
Amalgamated Financial Corp.	36,990	1,041,638
Ameris Bancorp	99,990	5,859,414
Arrow Financial Corp.	1,200	29,436
Associated Banc-Corp.	517,338	11,412,476
Atlantic Union Bankshares Corp.	560,458	15,524,687
Axos Financial, Inc.A	90,520	5,746,210
Banc of California, Inc.	11,600	156,368
Bank OZK	166,260	7,082,676
BankUnited, Inc.	33,780	1,104,944
Banner Corp.	222,676	13,614,411
Bar Harbor Bankshares	20,630	611,473
Bridgewater Bancshares, Inc.A	2,000	30,780
Business First Bancshares, Inc.	29,370	676,978
Byline Bancorp, Inc.	65,910	1,683,341
Capitol Federal Financial, Inc.	9,700	54,999
Cathay General Bancorp	107,660	4,488,345
Central Pacific Financial Corp.	11,310	290,554
City Holding Co.	120,886	14,007,061
Civista Bancshares, Inc.	1,100	24,761
Coastal Financial Corp.A	86,757	7,127,088
Columbia Banking System, Inc.	488,519	10,952,596
Community Financial System, Inc.	220,487	12,036,385
Community Trust Bancorp, Inc.	26,860	1,315,066

See accompanying notes

3

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.55% (continued)

Financials - 21.31% (continued)

Banks - 13.08% (continued)
Community West Bancshares	1,400	$24,500
Customers Bancorp, Inc.A	47,280	2,364,000
Eastern Bankshares, Inc.	133,393	1,990,224
Enterprise Financial Services Corp.	48,140	2,504,243
Equity Bancshares, Inc., Class A	1,300	50,037
Farmers National Banc Corp.	54,970	716,809
FB Financial Corp.	67,560	2,875,354
Financial Institutions, Inc.	1,500	38,085
First Bancorp/Southern Pines NC	361,827	14,639,520
First Busey Corp.	129,110	2,684,197
First Commonwealth Financial Corp.	154,170	2,361,884
First Financial Bancorp	137,510	3,183,356
First Financial Corp.	900	44,460
First Hawaiian, Inc.	1,087,663	24,863,976
First Merchants Corp.	26,990	961,924
FNB Corp.	517,940	6,779,835
Fulton Financial Corp.	237,610	3,963,335
Glacier Bancorp, Inc.	216,214	8,812,883
Great Southern Bancorp, Inc.	17,630	969,650
Hancock Whitney Corp.	57,960	3,019,136
Hanmi Financial Corp.	2,200	50,314
Heritage Commerce Corp.	4,500	40,680
Hilltop Holdings, Inc.	103,140	3,045,724
HomeTrust Bancshares, Inc.	26,250	896,175
Hope Bancorp, Inc.	53,900	537,383
Horizon Bancorp, Inc.	3,200	46,976
Independent Bank Corp.	334,199	19,341,559
International Bancshares Corp.	93,510	5,707,850
Kearny Financial Corp.	4,700	29,422
Live Oak Bancshares, Inc.	713,470	18,650,106
Mercantile Bank Corp.	24,040	1,017,132
Mid Penn Bancorp, Inc.	1,400	40,670
Midland States Bancorp, Inc.	31,180	507,610
MidWestOne Financial Group, Inc.	1,500	41,610
National Bank Holdings Corp., Class A	315,432	11,406,021
NBT Bancorp, Inc.	260,926	11,047,607
Nicolet Bankshares, Inc.	11,370	1,328,130
Northeast Community Bancorp, Inc.	1,000	22,760
Northfield Bancorp, Inc.	3,100	32,705
Northwest Bancshares, Inc.	152,300	1,880,905
OceanFirst Financial Corp.	26,100	432,216
Old Second Bancorp, Inc.	65,710	1,037,561
Origin Bancorp, Inc.	19,780	633,751
Pacific Premier Bancorp, Inc.	43,520	885,197
Pathward Financial, Inc.	37,780	2,998,599
Peapack-Gladstone Financial Corp.	1,300	35,984
Peoples Bancorp, Inc.	53,400	1,549,134
Preferred Bank	22,610	1,805,635
Prosperity Bancshares, Inc.	166,771	11,323,751
Provident Financial Services, Inc.	109,160	1,786,949
QCR Holdings, Inc.	25,270	1,641,286
Renasant Corp.	973,295	31,213,571
S&T Bancorp, Inc.	55,180	2,010,759
Seacoast Banking Corp. of Florida	1,184,528	28,085,159
ServisFirst Bancshares, Inc.	109,427	7,793,391
Shore Bancshares, Inc.	2,400	33,192

See accompanying notes

4

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.55% (continued)

Financials - 21.31% (continued)

Banks - 13.08% (continued)
Sierra Bancorp	1,000	$26,460
Simmons First National Corp., Class A	857,817	16,006,865
SmartFinancial, Inc.	16,230	493,717
Southern Missouri Bancorp, Inc.	16,820	885,573
Southside Bancshares, Inc.	2,200	62,018
Stellar Bancorp, Inc.	24,000	599,040
Synovus Financial Corp.	62,674	2,715,038
Texas Capital Bancshares, Inc.A	429,476	29,268,789
Third Coast Bancshares, Inc.A	1,000	29,800
Towne Bank	33,800	1,113,710
Triumph Financial, Inc.A	318,130	16,994,505
TrustCo Bank Corp.	24,540	747,243
Trustmark Corp.	14,490	486,139
United Bankshares, Inc.	83,960	2,878,988
United Community Banks, Inc.	73,950	2,041,759
Univest Financial Corp.	2,100	62,034
Veritex Holdings, Inc.	24,500	570,360
WaFd, Inc.	156,613	4,468,169
Washington Trust Bancorp, Inc.	1,400	38,640
WesBanco, Inc.	26,580	791,552
Westamerica BanCorp	217,513	10,534,155
WSFS Financial Corp.	57,560	2,967,218

		460,438,341

Capital Markets - 1.45%
Acadian Asset Management, Inc.	27,100	730,074
Affiliated Managers Group, Inc.	10,300	1,705,989
Artisan Partners Asset Management, Inc., Class A	51,200	1,893,376
Evercore, Inc., Class A	11,500	2,360,835
Federated Hermes, Inc.	103,010	4,183,236
Oppenheimer Holdings, Inc., Class A	16,390	967,174
Perella Weinberg Partners	106,801	1,833,773
Piper Sandler Cos.	59,010	14,228,491
Stifel Financial Corp.	186,982	16,022,488
Victory Capital Holdings, Inc., Class A	99,410	5,695,199
Virtus Investment Partners, Inc.	8,870	1,362,343

		50,982,978

Consumer Finance - 1.05%
Bread Financial Holdings, Inc.	75,960	3,604,302
Encore Capital Group, Inc.A	35,440	1,219,136
Enova International, Inc.A	46,520	4,270,071
EZCORP, Inc., Class AA	78,210	1,280,298
Green Dot Corp., Class AA	67,400	564,138
LendingClub Corp.A	141,120	1,378,742
Navient Corp.	202,380	2,505,465
Nelnet, Inc., Class A	26,370	2,797,593
PRA Group, Inc.A	49,660	908,778
Regional Management Corp.	5,026	165,506
SLM Corp.	621,547	17,968,924
World Acceptance Corp.A	4,200	542,304

		37,205,257

Financial Services - 2.37%
Burford Capital Ltd.	1,432,380	19,451,720
Euronet Worldwide, Inc.A	39,644	3,928,720

See accompanying notes

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.55% (continued)

Financials - 21.31% (continued)

Financial Services - 2.37% (continued)
HA Sustainable Infrastructure Capital, Inc.	662,094	$16,539,108
Merchants Bancorp	41,120	1,236,890
NMI Holdings, Inc.A	124,299	4,495,895
PennyMac Financial Services, Inc.	75,390	7,346,002
Radian Group, Inc.	237,550	7,587,347
Walker & Dunlop, Inc.	80,853	6,188,489
Western Union Co.	244,700	2,424,977
WEX, Inc.A	110,166	14,362,341

		83,561,489

Insurance - 3.36%
American Coastal Insurance Corp.	60,220	688,315
AMERISAFE, Inc.	135,007	6,276,475
Assured Guaranty Ltd.	88,380	7,753,577
Baldwin Insurance Group, Inc.A	311,558	12,967,044
Brighthouse Financial, Inc.A	99,110	5,770,184
CNO Financial Group, Inc.	132,630	5,031,982
Donegal Group, Inc., Class AB	40,120	776,322
Employers Holdings, Inc.	39,630	1,925,622
Enstar Group Ltd.A	12,666	4,235,637
First American Financial Corp.	122,944	7,476,225
Genworth Financial, Inc.A	707,270	4,851,872
Global Indemnity Group LLC, Class A	315,604	9,108,331
Heritage Insurance Holdings, Inc.A	14,800	279,720
Horace Mann Educators Corp.	534,901	22,219,788
Kemper Corp.	341,642	20,197,875
Mercury General Corp.	19,400	1,075,148
ProAssurance Corp.A	64,400	1,494,724
United Fire Group, Inc.	18,600	514,662
Universal Insurance Holdings, Inc.	35,690	865,126
White Mountains Insurance Group Ltd.	2,650	4,683,743

		118,192,372

Total Financials		750,380,437

Health Care - 3.31%

Health Care Equipment & Supplies - 1.47%
CONMED Corp.	255,576	12,551,337
Embecta Corp.	135,650	1,653,573
LivaNova PLCA	275,200	10,182,400
Merit Medical Systems, Inc.A	148,577	14,033,098
Solventum Corp.A	203,709	13,469,239

		51,889,647

Health Care Providers & Services - 0.20%
Fulgent Genetics, Inc.A	90,200	1,564,970
Premier, Inc., Class A	266,900	5,431,415

		6,996,385

Pharmaceuticals - 1.64%
Collegium Pharmaceutical, Inc.A	93,880	2,534,291
Organon & Co.	914,470	11,824,097
Perrigo Co. PLC	1,014,816	26,101,068
Prestige Consumer Healthcare, Inc.A	173,554	14,097,791
SIGA Technologies, Inc.	551,056	3,041,829

		57,599,076

Total Health Care		116,485,108

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.55% (continued)

Industrials - 19.46%

Aerospace & Defense - 1.68%
AAR Corp.A	274,146	$14,655,845
AerSale Corp.A	155,500	1,083,835
ATI, Inc.A	377,079	20,505,556
Ducommun, Inc.A	22,130	1,268,492
Kratos Defense & Security Solutions, Inc.A	216,798	7,324,520
Moog, Inc., Class A	84,766	14,177,114

		59,015,362

Building Products - 1.45%
AZZ, Inc.	127,529	11,064,416
Gibraltar Industries, Inc.A	356,026	18,851,577
Hayward Holdings, Inc.A	265,832	3,543,541
Masterbrand, Inc.A	293,230	3,562,744
Quanex Building Products Corp.	505,771	8,314,875
Resideo Technologies, Inc.A	345,560	5,798,497

		51,135,650

Commercial Services & Supplies - 1.87%
ACCO Brands Corp.	216,850	837,041
Brink’s Co.	92,880	8,288,611
Deluxe Corp.	666,411	9,729,601
Enviri Corp.A	1,953,867	13,423,066
Interface, Inc.	1,059,163	19,912,264
MillerKnoll, Inc.	592,360	9,714,704
Quad/Graphics, Inc.	452,975	2,160,691
Steelcase, Inc., Class A	196,790	1,952,157

		66,018,135

Construction & Engineering - 1.64%
Everus Construction Group, Inc.A	342,383	13,777,492
Fluor Corp.A	437,074	15,249,512
Great Lakes Dredge & Dock Corp.A	157,100	1,428,039
Northwest Pipe Co.A	23,300	986,988
Tutor Perini Corp.A	154,060	3,306,127
WillScot Holdings Corp.	911,074	22,886,179

		57,634,337

Electrical Equipment - 1.26%
EnerSys	311,539	26,979,278
NEXTracker, Inc., Class AA	87,300	3,545,253
Regal Rexnord Corp.	64,580	6,835,147
Thermon Group Holdings, Inc.A	269,522	7,069,562

		44,429,240

Ground Transportation - 1.66%
ArcBest Corp.	173,328	10,143,154
Covenant Logistics Group, Inc.	31,280	622,472
Heartland Express, Inc.	181,000	1,375,600
Schneider National, Inc., Class BB	382,091	8,211,136
U-Haul Holding Co.	388,384	21,283,443
Werner Enterprises, Inc.	682,206	16,823,200

		58,459,005

Machinery - 4.80%
Alamo Group, Inc.	82,581	13,789,375

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.55% (continued)

Industrials - 19.46% (continued)

Machinery - 4.80% (continued)
Astec Industries, Inc.	52,640	$1,907,147
Atmus Filtration Technologies, Inc.	134,154	4,651,119
Blue Bird Corp.A	366,486	12,779,367
Enerpac Tool Group Corp.	741,586	29,937,827
Flowserve Corp.	234,521	10,607,385
Greenbrier Cos., Inc.	227,896	9,667,348
Helios Technologies, Inc.	482,979	13,166,008
Hillman Solutions Corp.A	1,283,400	8,970,966
Kennametal, Inc.	749,971	14,609,435
Miller Industries, Inc.	154,805	6,317,592
Park-Ohio Holdings Corp.	29,280	582,965
Standex International Corp.	131,334	18,573,254
Stanley Black & Decker, Inc.	72,300	4,339,446
Timken Co.	277,789	17,847,943
Titan International, Inc.A	184,700	1,357,545

		169,104,722

Marine Transportation - 0.96%
Kirby Corp.A	263,145	25,359,284
Matson, Inc.	76,800	8,378,112

		33,737,396

Passenger Airlines - 0.31%
Allegiant Travel Co.	53,600	2,515,448
SkyWest, Inc.A	94,200	8,399,814

		10,915,262

Professional Services - 1.19%
Heidrick & Struggles International, Inc.	38,320	1,495,246
Hudson Global, Inc.A	54,281	546,609
ManpowerGroup, Inc.	206,140	8,878,450
Robert Half, Inc.	373,173	16,531,564
Verra Mobility Corp.A	658,961	14,365,350

		41,817,219

Trading Companies & Distributors - 2.64%
Air Lease Corp.	212,560	9,939,306
BlueLinx Holdings, Inc.A	16,940	1,103,472
Boise Cascade Co.	219,033	20,431,398
DNOW, Inc.A	1,355,210	21,507,183
GMS, Inc.A	250,399	18,344,231
MSC Industrial Direct Co., Inc., Class AB	175,330	13,409,238
Rush Enterprises, Inc., Class A	139,953	7,136,203
Titan Machinery, Inc.A	67,600	1,121,484

		92,992,515

Total Industrials		685,258,843

Information Technology - 9.83%

Communications Equipment - 3.84%
Ciena Corp.A	422,391	28,367,780
Extreme Networks, Inc.A	1,218,160	16,030,986
F5, Inc.A	215,796	57,129,833
Lumentum Holdings, Inc.A	424,013	25,033,727
NETGEAR, Inc.A	60,250	1,453,230
Viavi Solutions, Inc.A	699,111	7,396,594

		135,412,150

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.55% (continued)

Information Technology - 9.83% (continued)

Electronic Equipment, Instruments & Components - 3.55%
Arrow Electronics, Inc.A	46,813	$5,213,096
Avnet, Inc.	920,195	43,239,963
Benchmark Electronics, Inc.	67,870	2,207,811
Coherent Corp.A	453,809	29,188,995
Knowles Corp.A	1,353,598	21,305,632
ScanSource, Inc.A	49,940	1,647,521
TTM Technologies, Inc.A	193,000	3,863,860
Vishay Intertechnology, Inc.	1,258,021	16,341,693
Vontier Corp.	64,600	2,054,926

		125,063,497

IT Services - 0.44%
ASGN, Inc.A	176,017	8,867,736
DXC Technology Co.A	423,100	6,566,512

		15,434,248

Semiconductors & Semiconductor Equipment - 1.41%
Cohu, Inc.A	821,123	13,137,968
Diodes, Inc.A	436,342	16,755,533
Rambus, Inc.A	207,342	10,116,216
Veeco Instruments, Inc.A	522,238	9,765,851

		49,775,568

Software - 0.44%
Adeia, Inc.	203,300	2,502,623
BlackLine, Inc.A	231,964	10,955,660
Consensus Cloud Solutions, Inc.A	57,040	1,132,815
Xperi, Inc.A	105,360	778,610

		15,369,708

Technology Hardware, Storage & Peripherals - 0.15%
Diebold Nixdorf, Inc.A B	84,460	3,744,112
Eastman Kodak Co.A	236,040	1,484,691

		5,228,803

Total Information Technology		346,283,974

Materials - 6.92%

Chemicals - 3.98%
AdvanSix, Inc.	78,160	1,674,187
Ashland, Inc.	167,021	9,084,272
Avient Corp.	208,867	6,957,360
Ecovyst, Inc.A	2,267,598	13,560,236
Hawkins, Inc.	111,543	13,583,706
Huntsman Corp.	779,226	10,371,498
Innospec, Inc.	75,923	6,793,590
Intrepid Potash, Inc.A	38,700	1,278,648
NewMarket Corp.	20,800	12,798,240
Olin Corp.	783,822	16,946,232
Quaker Chemical Corp.B	74,044	7,844,221
Rayonier Advanced Materials, Inc.A	154,020	656,125
Scotts Miracle-Gro Co.	162,353	8,179,344
Sensient Technologies Corp.	101,385	9,525,121
Stepan Co.	413,503	20,906,712

		140,159,492

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.55% (continued)

Materials - 6.92% (continued)

Containers & Packaging - 0.99%
Greif, Inc., Class A	295,292	$15,496,924
Sealed Air Corp.	327,300	9,020,388
Silgan Holdings, Inc.	7,421	383,295
Sonoco Products Co.	243,853	9,997,973

		34,898,580

Metals & Mining - 1.75%
Constellium SEA	80,581	814,674
Elah Holdings, Inc.A	3,122	55,416
Ferroglobe PLC	2,806,770	9,795,627
Kaiser Aluminum Corp.	333,155	21,475,171
Materion Corp.	244,541	20,299,349
Ryerson Holding Corp.	93,100	2,176,678
SunCoke Energy, Inc.	196,950	1,784,367
Warrior Met Coal, Inc.	109,870	5,253,983

		61,655,265

Paper & Forest Products - 0.20%
Sylvamo Corp.	119,060	7,098,357

Total Materials		243,811,694

Real Estate - 5.73%

Health Care REITs - 0.33%
Healthcare Realty Trust, Inc.	756,326	11,745,743

Hotel & Resort REITs - 0.20%
Sunstone Hotel Investors, Inc.	849,316	7,083,295

Industrial REITs - 0.61%
Americold Realty Trust, Inc.	414,066	8,008,037
Plymouth Industrial REIT, Inc.	902,375	13,418,316

		21,426,353

Office REITs - 0.39%
COPT Defense Properties	522,808	13,650,517

Real Estate Management & Development - 1.03%
Howard Hughes Holdings, Inc.A	72,250	4,806,792
Jones Lang LaSalle, Inc.A	109,656	24,936,871
RMR Group, Inc., Class A	143,045	2,099,900
Seritage Growth Properties, Class AA B	1,010,283	2,990,438
Tejon Ranch Co.A	78,490	1,328,836

		36,162,837

Retail REITs - 1.71%
Acadia Realty Trust	516,474	9,864,653
Agree Realty Corp.	174,584	13,549,464
NETSTREIT Corp.B	834,482	13,577,022
NNN REIT, Inc.	238,634	9,810,244
Urban Edge Properties	738,796	13,350,044

		60,151,427

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.55% (continued)

Real Estate - 5.73% (continued)

Specialized REITs - 1.46%
Four Corners Property Trust, Inc.	488,879	$13,664,168
PotlatchDeltic Corp.	983,717	37,764,896

		51,429,064

Total Real Estate		201,649,236

Utilities - 3.84%

Electric Utilities - 1.52%
IDACORP, Inc.	125,876	14,864,697
OGE Energy Corp.	310,349	14,083,638
Otter Tail Corp.	17,550	1,393,119
Portland General Electric Co.	221,240	9,318,629
TXNM Energy, Inc.	259,963	13,830,031

		53,490,114

Gas Utilities - 0.63%
MDU Resources Group, Inc.	1,058,181	18,137,222
Northwest Natural Holding Co.	92,790	3,999,249

		22,136,471

Multi-Utilities - 1.69%
Avista Corp.	645,345	26,762,457
Black Hills Corp.	236,280	14,389,452
Northwestern Energy Group, Inc.	314,593	18,318,751

		59,470,660

Total Utilities		135,097,245

Total Common Stocks (Cost $3,327,347,545)		3,223,612,382

FOREIGN COMMON STOCKS - 3.49%

Consumer Staples - 0.23%

Food Products - 0.23%
SunOpta, Inc.A	1,855,828	8,017,177

Energy - 0.25%

Oil, Gas & Consumable Fuels - 0.25%
Baytex Energy Corp.	1,762,615	2,714,427
Kosmos Energy Ltd.A	3,928,207	6,049,439

		8,763,866

Total Energy		8,763,866

Financials - 2.28%

Banks - 2.14%
Bank of NT Butterfield & Son Ltd.	548,227	22,027,761
First BanCorp	124,940	2,453,822
OFG Bancorp	659,611	25,955,693
Popular, Inc.	259,517	24,763,112

		75,200,388

Insurance - 0.14%
Hamilton Insurance Group Ltd., Class BA	48,000	888,000
SiriusPoint Ltd.A	247,720	4,161,696

		5,049,696

Total Financials		80,250,084

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 3.49% (continued)

Information Technology - 0.73%

Semiconductors & Semiconductor Equipment - 0.73%
Tower Semiconductor Ltd.A	718,839	$25,720,059

Total Foreign Common Stocks (Cost $88,459,482)		122,751,186

SHORT-TERM INVESTMENTS - 3.63% (Cost $127,944,556)

Investment Companies - 3.63%
American Beacon U.S. Government Money Market Select Fund, 4.25%C D	127,944,556	127,944,556

SECURITIES LENDING COLLATERAL - 0.27% (Cost $9,384,016)

Investment Companies - 0.27%
American Beacon U.S. Government Money Market Select Fund, 4.25%C D	9,384,016	9,384,016

TOTAL INVESTMENTS - 98.94% (Cost $3,553,135,599)		3,483,692,140
OTHER ASSETS, NET OF LIABILITIES - 1.06%		37,231,893

TOTAL NET ASSETS - 100.00%		$3,520,924,033

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at April 30, 2025 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

Long Futures Contracts Open on April 30, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Russell 2000 Index Futures	1,751	June 2025	$169,771,774	$172,455,990	$2,684,216

			$169,771,774	$172,455,990	$2,684,216

Glossary:

Index Abbreviations:
Russell 2000	U.S. Small-Cap Stock Market Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2025, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,223,612,382	$–	$–	$3,223,612,382
Foreign Common Stocks	122,751,186	–	–	122,751,186
Short-Term Investments	127,944,556	–	–	127,944,556
Securities Lending Collateral	9,384,016	–	–	9,384,016

Total Investments in Securities - Assets	$3,483,692,140	$–	$–	$3,483,692,140

Financial Derivative Instruments - Assets
Futures Contracts	$2,684,216	$–	$–	$2,684,216

Total Financial Derivative Instruments - Assets	$2,684,216	$–	$–	$2,684,216

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

12

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value† §	$3,346,363,568
Investments in affiliated securities, at fair value‡	137,328,572
Cash	204,315
Cash collateral held at broker for futures contracts	20,859,000
Dividends and interest receivable	29,076,816
Receivable for investments sold	6,533,944
Receivable for fund shares sold	3,670,039
Receivable for variation margin on open futures contracts (Note 5)	2,687,824
Prepaid expenses	69,327

Total assets	3,546,793,405

Liabilities:
Payable for investments purchased	4,859,745
Payable for fund shares redeemed	4,575,995
Cash due to broker for futures contracts	4,056,154
Management and sub-advisory fees payable (Note 2)	2,196,794
Service fees payable (Note 2)	83,565
Transfer agent fees payable (Note 2)	104,160
Payable upon return of securities loaned (Note 9)§	9,384,016
Custody and fund accounting fees payable	272,122
Professional fees payable	76,538
Trustee fees payable (Note 2)	9,960
Payable for prospectus and shareholder reports	198,194
Other liabilities	52,129

Total liabilities	25,869,372

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$3,520,924,033

Analysis of net assets:
Paid-in-capital	$3,396,728,298
Total distributable earnings (deficits)A	124,195,735

Net assets	$3,520,924,033

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	70,581,319

Y Class	14,885,447

Investor Class	9,988,399

Advisor Class	829,877

A Class	2,282,011

C Class	214,516

R6 Class	69,639,987

Net assets:
R5 Class	$1,487,549,759

Y Class	$306,071,299

Investor Class	$197,092,150

Advisor Class	$16,070,088

A Class	$43,544,419

C Class	$3,756,883

R6 Class	$1,466,839,435

Net asset value, offering and redemption price per share:
R5 Class	$21.08

Y Class	$20.56

Investor Class	$19.73

Advisor Class	$19.36

A Class	$19.08

A Class (offering price)	$20.24

C Class	$17.51

R6 Class	$21.06

† Cost of investments in unaffiliated securities	$3,415,807,027
‡ Cost of investments in affiliated securities	$137,328,572
§ Fair value of securities on loan	$64,628,797

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

13

American Beacon Small Cap Value FundSM

Statement of Operations

For the period ended April 30, 2025 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$41,051,846
Dividend income from affiliated securities (Note 2)	3,424,156
Interest income	291,116
Income derived from securities lending (Note 9)	82,612

Total investment income	44,849,730

Expenses:
Management and sub-advisory fees (Note 2)	14,783,348
Transfer agent fees (Note 2):
R5 Class	315,759
Y Class	204,185
Investor Class	16,675
Advisor Class	2,576
A Class	3,125
C Class	1,974
R6 Class	43,262
Custody and fund accounting fees	258,388
Professional fees	166,241
Registration fees and expenses	59,789
Service fees (Note 2):
Investor Class	425,920
Advisor Class	24,062
A Class	46,023
C Class	3,216
Distribution fees (Note 2):
Advisor Class	24,022
A Class	61,634
C Class	26,112
Prospectus and shareholder report expenses	194,994
Trustee fees (Note 2)	188,714
Line of credit interest expense (Note 10)	28,373
Other expenses	276,517

Total expenses	17,154,909

Net investment income	27,694,821

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	281,080,736
Redemption in kind	11,341,534
Commission recapture (Note 1)	41,452
Foreign currency transactions	(6)
Futures contracts	(20,720,776)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(867,015,906)
Futures contracts	4,410,534

Net (loss) from investments	(590,862,432)

Net decrease in net assets resulting from operations	$(563,167,611)

† Foreign taxes	$193,944

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

14

American Beacon Small Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$27,694,821	$56,759,335
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	271,742,940	315,143,451
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	(862,605,372)	736,836,859

Net increase (decrease) in net assets resulting from operations	(563,167,611)	1,108,739,645

Distributions to shareholders:
Total retained earnings:
R5 Class	(149,364,021)	(101,939,743)
Y Class	(33,688,499)	(20,112,285)
Investor Class	(19,846,071)	(12,666,625)
Advisor Class	(1,612,792)	(1,368,389)
A Class	(4,240,303)	(2,079,077)
C Class	(471,741)	(332,570)
R6 Class	(142,156,305)	(88,614,195)

Net distributions to shareholders	(351,379,732)	(227,112,884)

Capital share transactions (Note 11):
Proceeds from sales of shares	357,439,631	828,352,969
Reinvestment of dividends and distributions	331,474,161	214,480,906
Cost of shares redeemed	(856,167,360)	(1,434,303,292)

Net increase (decrease) in net assets from capital share transactions	(167,253,568)	(391,469,417)

Net increase (decrease) in net assets	(1,081,800,911)	490,157,344

Net assets:
Beginning of period	4,602,724,944	4,112,567,600

End of period	$3,520,924,033	$4,602,724,944

See accompanying notes

15

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2025, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Small Cap Value Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

16

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates

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American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $ 15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; and Westwood Management Corp., (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2025 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$7,396,258
Sub-Advisory Fees	0.35%	7,387,090

Total	0.70%	$14,783,348

18

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2025, the Manager received securities lending fees of $6,671 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Value	$465,115

As of April 30, 2025, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Small Cap Value	$61,725

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American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Brokerage Commissions

Affiliated entities of a sub-advisor to the Fund received commissions on purchases and sales of the Fund’s portfolio securities totaling $40,794 for the period ended April 30, 2025.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2025 Fair Value
U.S. Government Money Market Select	Direct	Small Cap Value	$127,944,556	$-	$-	$3,424,156	$127,944,556
U.S. Government Money Market Select	Securities Lending	Small Cap Value	9,384,016	-	-	N/A	9,384,016

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2025, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Small Cap Value	$79,589	$4,769	$84,358

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2025, the Fund participated as a lender by loaning an average amount of $8,278,038 for 39 days at an average interest rate of 5.21% with interest charges earned of $58,450. This amount is included in “Interest income” on the Statement of Operations. During the period ended April 30, 2025, the Fund did not borrow from the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if

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American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2025 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2025, RID collected $2,129 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2025, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2025, CDSC fees of $6 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is

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American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, approved by the Board under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the

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American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or

23

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

24

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2025, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2025
Small Cap Value	1,650

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2025:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$2,684,216	$2,684,216

25

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(20,720,776)	$(20,720,776)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$4,410,534	$4,410,534

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2025.

Offsetting of Financial and Derivative Assets as of April 30, 2025:
	Assets	Liabilities
Futures Contracts(1)	$2,684,216	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,684,216	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(2,684,216)	$-

	Remaining Contractual Maturity of the Agreements As of April 30, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$9,384,016	$-	$-	$-	$9,384,016

Total Borrowings	$9,384,016	$-	$-	$-	$9,384,016

Gross amount of recognized liabilities for securities lending transactions					$9,384,016

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their

26

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Futures contracts on indices expose the Fund to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to subadvisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the subadvisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

29

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

30

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2025, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Cap Value	$3,636,934,652	$445,670,057	$(598,912,569)	$(153,242,512)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2024, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Small Cap Value	$1,737,428,121	$2,086,308,870

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2025 were as follows:

Fund	Type of Transaction	October 31, 2024 Shares/Fair Value	Purchases	Sales	April 30, 2025 Shares/Fair Value
Small Cap Value	Direct	$208,082,316	$1,020,579,832	$1,100,717,592	$127,944,556
Small Cap Value	Securities Lending	17,968,331	87,323,321	95,907,636	9,384,016

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

31

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Small Cap Value	$64,628,797	$9,384,016	$58,554,445	$67,938,461

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

32

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2025, the Fund did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	5,121,675	$121,231,690	9,558,671	$239,579,287
Reinvestment of dividends	5,714,329	140,743,932	3,852,667	95,546,135
Shares redeemed	(12,113,994)	(295,539,388)	(26,350,141)	(662,120,181)

Net (decrease) in shares outstanding	(1,277,990)	$(33,563,766)	(12,938,803)	$(326,994,759)

	Y Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,538,349	$36,218,305	3,735,423	$90,279,428
Reinvestment of dividends	1,351,629	32,479,641	795,992	19,302,824
Shares redeemed	(4,185,655)	(98,837,481)	(4,975,282)	(121,704,460)

Net (decrease) in shares outstanding	(1,295,677)	$(30,139,535)	(443,867)	$(12,122,208)

	Investor Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	537,243	$12,307,419	1,762,779	$41,610,571
Reinvestment of dividends	828,263	19,116,295	523,771	12,240,547
Shares redeemed	(1,444,585)	(33,819,781)	(4,486,429)	(104,718,516)

Net (decrease) in shares outstanding	(79,079)	$(2,396,067)	(2,199,879)	$(50,867,398)

	Advisor Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	102,482	$2,318,310	202,945	$4,725,246
Reinvestment of dividends	71,142	1,612,792	59,573	1,368,388
Shares redeemed	(208,558)	(4,866,407)	(663,417)	(15,195,329)

Net (decrease) in shares outstanding	(34,934)	$(935,305)	(400,899)	$(9,101,695)

33

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

	A Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	271,770	$6,017,879	710,431	$16,121,464
Reinvestment of dividends	187,497	4,186,801	90,779	2,058,860
Shares redeemed	(292,397)	(6,670,361)	(559,906)	(12,864,414)

Net increase in shares outstanding	166,870	$3,534,319	241,304	$5,315,910

	C Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	11,403	$241,944	46,412	$982,693
Reinvestment of dividends	22,670	465,870	15,624	328,099
Shares redeemed	(86,262)	(1,741,255)	(168,635)	(3,566,437)

Net (decrease) in shares outstanding	(52,189)	$(1,033,441)	(106,599)	$(2,255,645)

	R6 Class
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	7,410,701	$179,104,084	17,294,968	$435,054,280
Reinvestment of dividends	5,398,978	132,868,830	3,373,782	83,636,053
Shares redeemed	(15,855,876)	(414,692,687)	(20,510,694)	(514,133,955)

Net increase (decrease) in shares outstanding	(3,046,197)	$(102,719,773)	158,056	$4,556,378

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

34

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2025B		Year Ended October 31,
			2024	2023	2022C	2021	2020

	(unaudited)
Net asset value, beginning of period	$26.65		$21.84	$26.85	$31.19	$19.76	$23.13

Income (loss) from investment operations:
Net investment income	0.16	D	0.35	0.31	0.31	0.25	0.26
Net gains (losses) on investments (both realized and unrealized)	(3.59)		5.69	(1.35)	(1.25)	11.40	(3.18)

Total income (loss) from investment operations	(3.43)		6.04	(1.04)	(0.94)	11.65	(2.92)

Less distributions:
Dividends from net investment income	(0.40)		(0.38)	(0.40)	(0.24)	(0.22)	(0.29)
Distributions from net realized gains	(1.74)		(0.85)	(3.57)	(3.16)	-	(0.16)

Total distributions	(2.14)		(1.23)	(3.97)	(3.40)	(0.22)	(0.45)

Net asset value, end of period	$21.08		$26.65	$21.84	$26.85	$31.19	$19.76

Total returnE	(14.04	)%F	28.05%	(4.09)%	(3.49)%	59.26%	(13.00)%

Ratios and supplemental data:
Net assets, end of period	$1,487,549,759		$1,914,739,045	$1,851,818,875	$2,233,390,067	$3,380,005,813	$2,799,722,660
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.79	%G	0.79%	0.79%	0.79%	0.81%	0.82%
Expenses, net of reimbursements and/or recoupments	0.79	%G	0.79%	0.79%	0.79%	0.81%	0.82%
Net investment income, before expense reimbursements and/or recoupments	1.33	%G	1.26%	1.23%	0.84%	0.65%	1.04%
Net investment income, net of reimbursements and/or recoupments	1.33	%G	1.26%	1.23%	0.84%	0.65%	1.04%
Portfolio turnover rate	43	%F	52%	52%	72%	48%	61%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

C

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

D	Per share amounts have been calculated using the average shares method.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.

See accompanying notes

35

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2025A		Year Ended October 31,
			2024	2023	2022B	2021	2020

	(unaudited)
Net asset value, beginning of period	$26.04		$21.36	$26.36	$30.68	$19.44	$22.76

Income (loss) from investment operations:
Net investment income	0.15	C	0.29	0.30	0.22	0.16	0.22
Net gains (losses) on investments (both realized and unrealized)	(3.51)		5.60	(1.34)	(1.16)	11.28	(3.11)

Total income (loss) from investment operations	(3.36)		5.89	(1.04)	(0.94)	11.44	(2.89)

Less distributions:
Dividends from net investment income	(0.38)		(0.36)	(0.39)	(0.22)	(0.20)	(0.27)
Distributions from net realized gains	(1.74)		(0.85)	(3.57)	(3.16)	-	(0.16)

Total distributions	(2.12)		(1.21)	(3.96)	(3.38)	(0.20)	(0.43)

Net asset value, end of period	$20.56		$26.04	$21.36	$26.36	$30.68	$19.44

Total returnD	(14.08	)%E	27.97%	(4.19)%	(3.55)%	59.15%	(13.06)%

Ratios and supplemental data:
Net assets, end of period	$306,071,299		$421,344,447	$355,150,002	$427,638,978	$255,837,301	$170,726,299
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.86	%F	0.86%	0.86%	0.86%	0.89%	0.89%
Expenses, net of reimbursements and/or recoupments	0.86	%F	0.86%	0.86%	0.86%	0.89%	0.89%
Net investment income, before expense reimbursements and/or recoupments	1.26	%F	1.18%	1.15%	0.79%	0.56%	0.96%
Net investment income, net of reimbursements and/or recoupments	1.26	%F	1.18%	1.15%	0.79%	0.56%	0.96%
Portfolio turnover rate	43	%E	52%	52%	72%	48%	61%

A

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

36

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2025A		Year Ended October 31,
			2024	2023	2022B	2021	2020

	(unaudited)
Net asset value, beginning of period	$25.03		$20.57	$25.51	$29.78	$18.88	$22.12

Income (loss) from investment operations:
Net investment income	0.11	C	0.30	0.18	0.19	0.20	0.21
Net gains (losses) on investments (both realized and unrealized)	(3.36)		5.30	(1.24)	(1.17)	10.85	(3.08)

Total income (loss) from investment operations	(3.25)		5.60	(1.06)	(0.98)	11.05	(2.87)

Less distributions:
Dividends from net investment income	(0.31)		(0.29)	(0.31)	(0.13)	(0.15)	(0.21)
Distributions from net realized gains	(1.74)		(0.85)	(3.57)	(3.16)	-	(0.16)

Total distributions	(2.05)		(1.14)	(3.88)	(3.29)	(0.15)	(0.37)

Net asset value, end of period	$19.73		$25.03	$20.57	$25.51	$29.78	$18.88

Total returnD	(14.20	)%E	27.60%	(4.41)%	(3.81)%	58.74%	(13.30)%

Ratios and supplemental data:
Net assets, end of period	$197,092,150		$251,989,854	$252,350,988	$284,880,016	$367,726,622	$302,626,954
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.13	%F	1.14%	1.13%	1.12%	1.15%	1.15%
Expenses, net of reimbursements and/or recoupments	1.13	%F	1.14%	1.13%	1.12%	1.15%	1.15%
Net investment income, before expense reimbursements and/or recoupments	0.99	%F	0.90%	0.89%	0.50%	0.32%	0.70%
Net investment income, net of reimbursements and/or recoupments	0.99	%F	0.90%	0.89%	0.50%	0.32%	0.70%
Portfolio turnover rate	43	%E	52%	52%	72%	48%	61%

A

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

37

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2025A		Year Ended October 31,
			2024	2023	2022B	2021	2020

	(unaudited)
Net asset value, beginning of period	$24.57		$20.21	$25.13	$29.34	$18.60	$21.79

Income (loss) from investment operations:
Net investment income	0.10	C	0.17	0.18	0.06	0.17	0.15
Net gains (losses) on investments (both realized and unrealized)	(3.31)		5.29	(1.25)	(1.07)	10.69	(3.01)

Total income (loss) from investment operations	(3.21)		5.46	(1.07)	(1.01)	10.86	(2.86)

Less distributions:
Dividends from net investment income	(0.26)		(0.25)	(0.28)	(0.04)	(0.12)	(0.17)
Distributions from net realized gains	(1.74)		(0.85)	(3.57)	(3.16)	-	(0.16)

Total distributions	(2.00)		(1.10)	(3.85)	(3.20)	(0.12)	(0.33)

Net asset value, end of period	$19.36		$24.57	$20.21	$25.13	$29.34	$18.60

Total returnD	(14.27	)%E	27.40%	(4.57)%	(3.96)%	58.56%	(13.40)%

Ratios and supplemental data:
Net assets, end of period	$16,070,088		$21,248,218	$25,580,739	$32,662,818	$32,801,309	$42,987,242
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.28	%F	1.29%	1.28%	1.28%	1.29%	1.25%
Expenses, net of reimbursements and/or recoupments	1.28	%F	1.29%	1.28%	1.28%	1.29%	1.25%
Net investment income, before expense reimbursements and/or recoupments	0.85	%F	0.77%	0.75%	0.36%	0.20%	0.60%
Net investment income, net of reimbursements and/or recoupments	0.85	%F	0.77%	0.75%	0.36%	0.20%	0.60%
Portfolio turnover rate	43	%E	52%	52%	72%	48%	61%

A

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

38

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2025A		Year Ended October 31,
			2024	2023	2022B	2021	2020

	(unaudited)
Net asset value, beginning of period	$24.27		$19.98	$24.87	$29.12	$18.47	$21.64

Income (loss) from investment operations:
Net investment income	0.10	C	0.23	0.21	0.10	0.06	0.12
Net gains (losses) on investments (both realized and unrealized)	(3.25)		5.19	(1.26)	(1.07)	10.72	(2.95)

Total income (loss) from investment operations	(3.15)		5.42	(1.05)	(0.97)	10.78	(2.83)

Less distributions:
Dividends from net investment income	(0.30)		(0.28)	(0.27)	(0.12)	(0.13)	(0.18)
Distributions from net realized gains	(1.74)		(0.85)	(3.57)	(3.16)	-	(0.16)

Total distributions	(2.04)		(1.13)	(3.84)	(3.28)	(0.13)	(0.34)

Net asset value, end of period	$19.08		$24.27	$19.98	$24.87	$29.12	$18.47

Total returnD	(14.21	)%E	27.50%	(4.50)%	(3.88)%	58.57%	(13.38)%

Ratios and supplemental data:
Net assets, end of period	$43,544,419		$51,343,675	$37,440,788	$48,515,547	$63,024,594	$46,067,043
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21	%F	1.21%	1.21%	1.21%	1.24%	1.26%
Expenses, net of reimbursements and/or recoupments	1.21	%F	1.21%	1.21%	1.21%	1.24%	1.26%
Net investment income, before expense reimbursements and/or recoupments	0.92	%F	0.82%	0.81%	0.42%	0.21%	0.59%
Net investment income, net of reimbursements and/or recoupments	0.92	%F	0.82%	0.81%	0.42%	0.21%	0.59%
Portfolio turnover rate	43	%E	52%	52%	72%	48%	61%

A

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

39

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2025A		Year Ended October 31,
			2024		2023	2022B	2021	2020

	(unaudited)
Net asset value, beginning of period	$22.33		$18.44		$23.27	$27.51	$17.47	$20.51

Income (loss) from investment operations:
Net investment income (loss)	0.02	C	0.02	C	0.02	(0.14)	(0.22)	(0.17)
Net gains (losses) on investments (both realized and unrealized)	(2.99)		4.82		(1.14)	(0.94)	10.26	(2.66)

Total income (loss) from investment operations	(2.97)		4.84		(1.12)	(1.08)	10.04	(2.83)

Less distributions:
Dividends from net investment income	(0.11)		(0.10)		(0.14)	-	-	(0.05)
Distributions from net realized gains	(1.74)		(0.85)		(3.57)	(3.16)	-	(0.16)

Total distributions	(1.85)		(0.95)		(3.71)	(3.16)	-	(0.21)

Net asset value, end of period	$17.51		$22.33		$18.44	$23.27	$27.51	$17.47

Total returnD	(14.56	)%E	26.56%		(5.23)%	(4.54)%	57.47%	(14.00)%

Ratios and supplemental data:
Net assets, end of period	$3,756,883		$5,955,619		$6,883,174	$8,859,738	$11,261,210	$8,057,935
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.95	%F	1.95%		1.93%	1.93%	1.95%	1.96%
Expenses, net of reimbursements and/or recoupments	1.95	%F	1.95%		1.93%	1.93%	1.95%	1.96%
Net investment income (loss), before expense reimbursements and/or recoupments	0.17	%F	0.12%		0.09%	(0.29)%	(0.50)%	(0.10)%
Net investment income (loss), net of reimbursements and/ or recoupments	0.17	%F	0.12%		0.09%	(0.29)%	(0.50)%	(0.10)%
Portfolio turnover rate	43	%E	52%		52%	72%	48%	61%

A

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

40

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2025A		Year Ended October 31,
			2024	2023	2022B	2021	2020

	(unaudited)
Net asset value, beginning of period	$26.64		$21.83	$26.85	$31.19	$19.75	$23.12

Income (loss) from investment operations:
Net investment income	0.17	C	0.32	0.36	0.25	0.19	0.22
Net gains (losses) on investments (both realized and unrealized)	(3.60)		5.72	(1.40)	(1.18)	11.48	(3.14)

Total income (loss) from investment operations	(3.43)		6.04	(1.04)	(0.93)	11.67	(2.92)

Less distributions:
Dividends from net investment income	(0.41)		(0.38)	(0.41)	(0.25)	(0.23)	(0.29)
Distributions from net realized gains	(1.74)		(0.85)	(3.57)	(3.16)	-	(0.16)

Total distributions	(2.15)		(1.23)	(3.98)	(3.41)	(0.23)	(0.45)

Net asset value, end of period	$21.06		$26.64	$21.83	$26.85	$31.19	$19.75

Total returnD	(14.05	)%E	28.10%	(4.09)%	(3.45)%	59.38%	(12.98)%

Ratios and supplemental data:
Net assets, end of period	$1,466,839,435		$1,936,104,086	$1,583,343,034	$1,509,127,442	$1,830,192,124	$1,187,578,766
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.76	%F	0.76%	0.76%	0.77%	0.79%	0.79%
Expenses, net of reimbursements and/or recoupments	0.76	%F	0.76%	0.76%	0.77%	0.79%	0.79%
Net investment income, before expense reimbursements and/or recoupments	1.37	%F	1.28%	1.25%	0.86%	0.66%	1.06%
Net investment income, net of reimbursements and/or recoupments	1.37	%F	1.28%	1.25%	0.86%	0.66%	1.06%
Portfolio turnover rate	43	%E	52%	52%	72%	48%	61%

A

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

41

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Disclosure Regarding the Approval of Investment Advisory Agreement

Approval Related to American Beacon Small Cap Value Fund – New Investment Advisory Agreement

At its March 5, 2025 meeting (the “Meeting”), the Board of Trustees (“Board”) considered the approval of a new investment advisory agreement (the “Agreement”) among American Beacon Advisors, Inc. (the “Manager”), the American Beacon Funds (the “Trust”), on behalf of the American Beacon Small Cap Value Fund (the “Fund”), and Westwood Management Corp. (“Westwood” or the “Sub-Advisor”), the proposed sub-advisor for the Fund.

Prior to the Meeting, information was provided to the Board by Westwood in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Agreement. In addition, on March 5, 2025, the Investment Committee of the Board met with representatives of Westwood.

Provided below is an overview of the primary factors the Board considered at its Meeting at which the Board considered the approval of the Agreement. In determining whether to approve the Agreement, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services to be provided; (2) the prior investment performance of a composite of similar accounts managed by Westwood (the “Composite”); (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Fund with the sub-advisor that Westwood would replace, and contracts entered into by Westwood with other clients; and (6) any other benefits anticipated to be derived by Westwood from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Trustees who are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”) provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board concluded that the terms of the Agreement were reasonable and fair and that the approval of the Agreement was in the best interests of the Fund.

Nature, Extent and Quality of the Services to Be Provided by Westwood. The Board considered information regarding Westwood’s principal business activities and overall capabilities to perform the services under the Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. The Board also considered Westwood’s investment resources, infrastructure, and the adequacy of its compliance program. The Board also took into consideration the Manager’s recommendation of Westwood. The Board considered Westwood’s representation that its current staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent, and quality of the advisory services to be provided by Westwood were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Agreement.

Performance of Westwood. The Board evaluated the information provided by Westwood regarding the performance of the Composite relative to the performance of the Fund’s benchmark indices. The Board considered information provided by Westwood regarding the comparative performance of the Composite for various periods ended December 31, 2024, including the reasons for periods of underperformance relative to the benchmark for the strategy, the Fund’s broad-based securities market index and an industry peer group. Based on the foregoing information, the Board concluded that the historical investment performance record of Westwood supported approval of the Agreement.

Comparisons of the Amounts to Be Paid Under the Agreement with Those Under Contracts Between Westwood and Its Other Clients. In evaluating the Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Westwood on behalf of the Fund. The Board considered that Westwood’s advisory fee rate is less than the fee rate paid by the Fund to the sub-advisor that Westwood would replace. The Board also considered that Westwood’s investment advisory fee rate under the Agreement would be paid to Westwood by the

2

Disclosure Regarding the Approval of Investment Advisory Agreement

Fund. Additionally, the Board considered Westwood’s representation that the advisory fee rate proposed for the Fund is favorable compared to other comparable client accounts, and was lower than its standard fee rate. After evaluating this information, the Board concluded that Westwood’s advisory fee rate under the Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the Services to Be Provided and Profits to Be Realized by Westwood and Its Affiliates from Its Relationship with the Fund. The Board did not consider the costs of the services to be provided and any profits to be realized by Westwood from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and Westwood with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered Westwood’s representation that it believes that the proposed advisory fee rate for the Fund reflects anticipated economies of scale for the benefit of the Fund’s investors.

Benefits to Be Derived by Westwood From Its Relationship with the Fund. The Board considered Westwood’s representation that it has not identified any “fall-out” benefits that may accrue to it or its affiliates because of its proposed relationship with the Fund. Based on the foregoing information, the Board concluded that “fall-out” benefits was not a material factor for its consideration.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or Westwood, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Agreement is in the best interests of the Fund and approved the Agreement.

3

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm
Gregory J. Stumm
President
American Beacon Funds
Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm
Gregory J. Stumm
President
American Beacon Funds
Date: July 7, 2025

By	/s/ Sonia L. Bates
Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Funds
Date: July 7, 2025